As filed with the Securities and Exchange			Registration No. 333-119437
Commission on April 13, 2007			Registration No. 811-09106

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
Pre-Effective Amendment No.			[ ]
Post-Effective Amendment No. 4			[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940			[X]

(Check appropriate box or boxes.)

Security Life Separate Account S-L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor's Principal Executive Offices)

(800) 525-9852
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, Hartford, Connecticut 06156

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2007, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on	, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FUTURE DIMENSIONS

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
Security Life of Denver Insurance Company and its
Security Life Separate Account S-L1 (formerly known as Southland Separate Account L1)

The Policy	Fund Managers
· Is issued by Security Life of Denver Insurance Company. Prior to October 1,	Funds managed by the following investment
2004, the policy was issued by Southland Life Insurance Company. See	managers are available through the policy:
Security Life of Denver Insurance Company on page 13 for more information	· AllianceBernstein, L.P.
about the merger of Southland Life Insurance Company with and into Security	· BAMCO, Inc.
Life of Denver Insurance Company.	· BlackRock Investment Management, Inc.
· Is returnable by you during the free look period if you are not satisfied.	· Capital Research and Management
· Is no longer offered for sale to new purchasers.	Company
Premium Payments	· Columbia Management Advisors, LLC
· Are flexible, so the premium amount and frequency may vary.	· Evergreen Investment Management
· Are allocated to the variable account and the fixed account, based on your	Company, LLC.
instructions.	· Fidelity Management & Research Co.
· Are subject to specified fees and charges.	· Ibbotson Associates
The Policy Value	· ING Clarion Real Estate Securities L.P.
· Is the sum of your holdings in the fixed account, the variable account and the	· ING Investment Management Co.
loan account.	· ING Investment Management Advisors,
· Has no guaranteed minimum value under the variable account. The value varies	B.V.
with the value of the subaccounts you select.	· ING Investments, LLC
· Has a minimum guaranteed rate of return for amounts in the fixed account.	· J.P. Morgan Investment Management Inc.
· Is subject to specified fees and charges including possible surrender charges.	· Julius Baer Investment Management,
Death Benefit Proceeds	LLC
· Are paid if your policy is in force when the insured person dies.	· Legg Mason Capitol Management, Inc.
· Are calculated under your choice of options:	· Lord, Abbett & Co. LLC
- Option 1 - the base death benefit is the greater of the amount of base	· Marsico Capital Management, LLC
insurance coverage you have selected or your policy value multiplied by the	· Massachusetts Financial Services
appropriate factor from the definition of life insurance factors described in	Company
Appendix A; or	· Morgan Stanley Investment Management,
- Option 2 - the base death benefit is the greater of the amount of base	Inc. (d/b/a Van Kampen)
insurance coverage you have selected plus the policy value or your policy	· Neuberger Berman, LLC
value multiplied by the appropriate factor from the definition of life	· Neuberger Berman Management Inc.
insurance factors described in Appendix A.	· OppenheimerFunds, Inc.
· Are equal to the base death benefit plus any rider benefits minus any	· Pacific Investment Management
outstanding loans, accrued loan interest and unpaid fees and charges.	Company LLC
· Are generally not subject to federal income tax if your policy continues to meet	· Pioneer Investment Management, Inc.
the federal income tax definition of life insurance.	· T. Rowe Price Associates, Inc.
Sales Compensation	· UBS Global Asset Management
· We pay compensation to broker/dealers whose registered representatives	(Americas) Inc.
sell the policy. See Distribution of the Policy, page 70, for further information	· Wells Capital Management, Inc.
about the amount of compensation we pay.

This prospectus describes what you should know before purchasing the Future Dimensions variable universal life insurance policy. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 30, 2007.

TABLE OF CONTENTS

	Page		Page

POLICY SUMMARY	3	Termination of Coverage	55
The Policy’s Features and Benefits	3	TAX CONSIDERATIONS	57
Factors You Should Consider Before		Tax Status of the Company	57
Purchasing a Policy	6	Tax Status of the Policy	58
Fees and Charges	8	Diversification and Investor Control Requirements	58
THE COMPANY, THE VARIABLE		Tax Treatment of Policy Death Benefits	59
ACCOUNT AND THE FIXED ACCOUNT	13	Distributions Other than Death Benefits	59
Security Life of Denver Insurance Company	13	Other Tax Matters	61
The Investment Options	15	ADDITIONAL INFORMATION	64
DETAILED INFORMATION ABOUT		General Policy Provisions	64
THE POLICY	19	Distribution of the Policy	70
Purchasing a Policy	20	Legal Proceedings	73
Fees and Charges	25	Financial Statements	73
Death Benefits	33	APPENDIX A	A-1
Additional Insurance Benefits	40	APPENDIX B	B-1
Policy Value	45	APPENDIX C	C-1
Special Features and Benefits	47	MORE INFORMATION IS AVAILABLE	Back Cover

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

	Page Where		Page Where
Term	Defined	Term	Defined
Age	20	Policy Date	20
Fixed Account	19	Policy Value	45
Fixed Account Value	45	Segment or Coverage Segment	33
Loan Account	5	Surrender Value	5
Loan Account Value	47	Valuation Date	46
Monthly Processing Date	28	Variable Account	15
Net Premium	3	Variable Account Value	45
Net Policy Value	4

“Security Life,” “we,” “us,” “our” and the “company” refer to Security Life of Denver Insurance Company. “You” and “your” refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our Customer Service Center or your agent/registered representative.

You may contact us about the policy at our:	ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050
www.ingservicecenter.com

Future Dimensions
2

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium	· You choose when to pay and how much to pay.
Payments	· You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
See Premium	· You cannot pay additional premiums after age 100.
Payments, page 21.	· We may refuse any premium that would disqualify your policy as life insurance under
Section 7702 of the Internal Revenue Code.
· We deduct tax charges and a sales charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.

Free Look	· During the free look period, you have the right to examine your policy and return it for a
Period	refund if you are not satisfied for any reason.
· The free look period is generally ten days from your receipt of the policy, although certain
See Free Look	states may allow more than ten days.
Period, page 24.	· Generally, there are two types of free look refunds:
- Some states require a return of all premium we have received; and
- Other states require that we return your policy value plus a refund of all fees and charges deducted.
· The length of the free look period and the free look refund that applies in your state will be stated in your policy.
· During the free look period, your net premium will be allocated among the investment options you have selected unless your state requires a return of premium as the free look refund. In these states your net premium directed to the subaccounts will be allocated to the
ING Liquid Assets Portfolio until after the free look period ends.

Death Benefits	· Death benefits are paid if your policy is in force when the insured person dies.
· Until age 100, the amount of the death benefit will depend on which death benefit option is
See Death Benefits,	in effect when the insured person dies.
page 33.	· There are two death benefit options available under your policy:
- Option 1 - the base death benefit is the greater of the amount of base insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or
- Option 2 - the base death benefit is the greater of the amount of base insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.
· After age 100, death benefit Option 1 will apply to all policies and the amount of base insurance coverage selected will equal the amount of base insurance coverage in effect on the policy anniversary nearest the insured person’s 100th birthday plus the amount of coverage, if any, under the Adjustable Term Insurance Rider on that date.
· We will reduce the death benefit proceeds payable under any death benefit option by any outstanding loans, accrued loan interest and unpaid fees and charges.
· The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Future Dimensions
3

No-Lapse and	· Generally, your policy will not lapse as long as your policy value minus any loan account
Death Benefit	value and accrued loan interest (the “net policy value”) is enough to pay the periodic fees
Guarantees	and charges when due.
· However, during the first three policy years we guarantee that your policy will not lapse, regardless of its net policy value, provided the premiums you have paid minus partial
See No-Lapse and	withdrawals, loans and accrued loan interest equals or exceeds the minimum annual
Death Benefit	premium during each of your first three policy years.
Guarantees,	· Additionally, a death benefit guarantee is available which provides that the base insurance
page 38.	coverage under the policy will not lapse even if the net policy value is not enough to pay the periodic fees and charges when due. The death benefit guarantee is an optional benefit and may be selected only when you apply for the policy.
· Depending on which death benefit guarantee you select, the guarantee lasts for:
- The greater of ten policy years or until the insured person reaches age 65; or
- The lifetime of the insured person or to the policy anniversary nearest the insured person’s 100th birthday.
· To keep the death benefit guarantee in force, on any monthly processing date:
- Your cumulative premium payments minus any partial withdrawals, loans and accrued loan interest, must equal or exceed the sum of guarantee period monthly premium payments to the next monthly processing date;
- Your net policy value must meet certain diversification requirements.
· During the death benefit guarantee period there is an additional monthly charge for the death benefit guarantee.
· The death benefit guarantee is subject to state approval and may not be available in some states.

Temporary	· If you apply and qualify, we may issue temporary insurance equal to the total amount of
Insurance	insurance coverage for which you applied.
· The maximum amount of temporary insurance is $1 million, which includes other in-force
See Temporary	coverage you have with us.
Insurance, page 24.	· Temporary insurance may not be available in all states.

Rider Benefits	· Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
See Additional	- Optional rider benefits that you must select before they are effective; and
Insurance Benefits,	- Rider benefits that automatically come with your policy.
page 40.	· In many cases, we deduct an additional monthly charge for these benefits.
· Not all riders may be available under your policy or in your state.

Investment	· You may allocate your net premiums to the subaccounts of Security Life Separate Account
Options	S-L1 (the “variable account”) and to our fixed account.
· The variable account is one of our separate accounts and consists of subaccounts that invest
See The Investment	in corresponding funds. When you allocate premiums to a subaccount, we invest any net
Options, page 13.	premiums in shares of the corresponding fund.
· Your variable account value will vary with the investment performance of the funds underlying the subaccounts and the charges we deduct from your variable account value.
· The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
· We credit interest of at least 3.50% per year on amounts allocated to the fixed account, and we may, in our sole discretion, credit interest in excess of this amount.

Transfers	· You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. Transfers are, however, subject to any limits, conditions
See Transfers,	and restrictions that we or the funds whose shares are involved may impose.
page 49.	· There are certain restrictions on transfers from the fixed account.
· We do not charge for transfers.

Future Dimensions 4

Asset Allocation	· Dollar cost averaging is a systematic program of transferring policy values to selected
Programs	subaccounts of the variable account. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing
See Dollar Cost	too little when the price of a fund’s shares is low.
Averaging, page 50.	· Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to
See Automatic	maintain the allocation percentages you have chosen.
Rebalancing,	· There is no charge to participate in these asset allocation programs. There are, however,
page 51.	certain conditions on participation in these asset allocation programs.
· Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans	· After the first policy month, you may take loans against your policy’s surrender value.
· A loan must be at least $100 and is generally limited to 90% of your surrender value.
See Loans, page 48.	· When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
· We credit amounts held in the loan account with interest at an annual rate no less than
4.00%.
· We also charge interest on loans. Interest is due in arrears on each policy anniversary and accrues daily at a current annual rate of 4.00% for preferred loans and 6.00% for non-
preferred loans.
· The first loan each year up to 10% of the net policy value is a preferred loan if preferred loans are available. Preferred loans are available after the earlier of:
- The 10th policy year; or
- The 5th policy year if the insured person is age 60 or more.
· Beginning with the 21st policy year, all loans and outstanding loan balances are considered to be preferred.
· Loans reduce your policy’s death benefit and may cause your policy to lapse.
· Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan against your policy’s surrender value.

Partial	· After the first policy year, you may take up to 12 partial withdrawals each policy year. In
Withdrawals	certain circumstances you may take partial withdrawals during the first policy year.
· A partial withdrawal must be at least $100 and may not exceed the amount which leaves
See Partial	your surrender value less than $500.
Withdrawals,	· We currently charge a fee of 2.00% of the amount withdrawn, up to $25 for each partial
page 54.	withdrawal.
· Partial withdrawals may reduce the amount of base and total insurance coverage under your policy and will reduce your policy value.
· Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.

Surrenders	· You may surrender your policy for its surrender value at any time before the death of the insured person.
See Surrender,	· Your surrender value is your policy value minus any surrender charge and your outstanding
page 55.	loan amount and accrued loan interest.
· Surrender charges apply for the first fourteen years of each segment of base insurance coverage. Surrender charges are level for the first nine years then decrease uniformly each year to zero at the beginning of the fifteenth year. The surrender charge is made up of two parts: an administrative surrender charge and a sales surrender charge.
· The initial administrative surrender charge rate is $4 per $1,000 of base insurance coverage selected.
· The sales surrender charge is based on a percentage of premium we receive.
· If you decrease your base insurance coverage, surrender charges are assessed against the policy value. If there are multiple coverage segments, the decrease and surrender charges will be processed on a pro rata basis.

Future Dimensions 5

Surrenders	· If the surrender charge exceeds your net policy value, there will be no proceeds paid to you
(continued)	upon surrender.
· All insurance coverage ends on the date we receive your surrender request in good order.
· If you surrender your policy it cannot be reinstated.
· Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.

Reinstatement	· You may reinstate your policy (other than the death benefit guarantee) and riders within five years of lapse if you still own the policy and did not surrender it and the insured person is
See Reinstatement,	still insurable.
page 57.	· You will need to pay the required reinstatement premium.
· If you had an outstanding loan when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.
· When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your policy lapsed.
· A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
· Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when, together with your agent/registered representative, you consider an investment in the policy.

Life Insurance	· The policy is not a short-term savings vehicle and should be purchased only if you need life
Coverage	insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
· You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and	· In the early policy years the surrender charge may exceed the policy value because the
Charges	surrender charge may be more than the cumulative premiums minus policy fees and charges.
Therefore, you should purchase a policy only if you intend and have the financial capability
See Fees and	to keep the policy in force for a substantial period of time.
Charges, page 25.	· The policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
· We believe that the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse	· Your policy may lapse and your insurance coverage under the policy may terminate if on any monthly processing date:
See Lapse, page 56.	- The no-lapse guarantee or the death benefit guarantee is not in effect; and
- Your net policy value is not enough to pay the periodic fees and charges when due.
· If you meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
· If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse without value.
· Partial withdrawals and loans have an adverse impact on your net policy value. Before taking a partial withdrawal or loan consider its effect on your ability to keep your policy from lapsing.

Future Dimensions 6

Exchanges	· Replacing your existing life insurance policy(ies) and/or annuity contracts with the policy described in this prospectus may not be beneficial to you.
See Purchasing a	· Before purchasing a policy, determine whether your existing policy(ies) and/or contracts
Policy, page 20.	will be subject to fees or penalties upon surrender or cancellation.
· Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contracts with those of the policy described in this prospectus.

Investment Risk	· You should evaluate the policy’s long-term investment potential and risks before purchasing a policy.
See The Variable	· For amounts you allocate to the subaccounts of the variable account:
Account, page 15.	- Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
- You assume the risk that your values may decline or may not perform to your expectations;
- Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
- Each fund has various investment risks, and some funds are riskier than others;
- You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount; and
- There is no assurance that any fund will achieve its stated investment objective.
· For amounts you allocate to the fixed account:
- Interest rates we declare will change over time; and
- You assume the risk that interest rates may decline, although never below the guaranteed minimum annual rate of 3.50%.

Taxation	· Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a
See TAX	life insurance contract. We believe it is reasonable to conclude that the policy will qualify
CONSIDERATIONS,	as a life insurance contract.
page 57.	· Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:
	- Reduction in the amount of your insurance coverage;	- Surrender;
	- Partial withdrawals;	- Lapse; and
	- Loans;	- Reinstatement.
· In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.
· There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.
· Consult with a qualified legal or tax adviser before you purchase a policy.

Sales	· We pay compensation to broker/dealers whose registered representatives sell the policy.
Compensation	· Broker/dealers may be able to choose to receive their compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
See Distribution	· We generally pay more compensation on premiums paid for base insurance coverage than
of the Policy, page	we do on premiums paid for coverage under the Adjustable Term Insurance Rider. Talk to
70.	your agent/representative about the right blend of base coverage and Adjustable Term
Insurance Rider coverage for you.

Other Products	· We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
· Contact your agent/registered representative if you would like information about these other products.

Future Dimensions 7

Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you buy the policy, make a partial withdrawal, surrender your policy or request an excess illustration. See Transaction Fees and Charges, page 25.

Charge	When Deducted	Amount Deducted

Tax Charges	· Deducted when you make a	· 2.50% of each premium payment for state and local
	premium payment.	taxes.
· 1.50% of each premium payment for estimated federal
income tax treatment of deferred acquisition costs.

Sales Charge	· Deducted when you make a	· 4.00% of the first 10 target premiums and 0%
	premium payment.	thereafter - current.
· 4.00% of all premium received - maximum.

Partial Withdrawal	· Deducted when you take a	· 2.00% of the amount withdrawn, up to $25, after the
Fee	partial withdrawal.	first partial withdrawal each policy year.

Surrender Charge	· Deducted during the first	Administrative Surrender Charge:
	fourteen segment years when	· $4 per $1,000 of base insurance coverage for each
	you surrender your policy,	coverage segment.
decrease your base insurance
	coverage, take a partial	Sales Surrender Charge:
	withdrawal which decreases your	· 26.00% of premium received up to one target
	base insurance coverage or allow	premium for each segment without substandard
	your policy to lapse.	ratings (“standard target premium”); plus
· 6.00% of premium received between one and two
standard target premiums for each segment; plus
· 5.00% of premium received in excess of two standard
target premiums for each segment.
· These are the rates during the first two segment years.
They are different thereafter.

Excess Illustration	· Deducted each time you request	· $25 - maximum.
Fee	an illustration after the first each	· $0 - current.
policy year.

Future Dimensions
8

Periodic Fees and Charges. The following table describes the fees and charges deducted each day or each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 28.

Charge	When Deducted	Amount Deducted

Cost of Insurance	· On the monthly processing date.	· Minimum Rates per $1,000 of base insurance
Charge [1]		coverage -
- $0.05 - current.
- $0.06 – guaranteed.
· Maximum Rates per $1,000 of base insurance
coverage -
- $3.60 - current.
- $7.26 - guaranteed.
· Rates for a representative insured person per $1,000 of
base insurance coverage -
- $0.19 - current.
- $0.19 - guaranteed.
- The representative insured person is a male, age 40
in the preferred no tobacco risk class.

Mortality &	· Daily and included in the daily	· 0.002% daily (.90% annually) of policy value invested
Expense Risk	unit value calculations.	in the variable account.
Charge [2]

Policy Charge	· On the monthly processing date.	· $20 per month for the first policy year.

Administrative	· On the monthly processing date.	· $10 - maximum.
Charge		· $6 - current.

Death Benefit	· On the monthly processing date.	· $0.005 per $1,000 of base insurance coverage during
Guarantee Charge		the guarantee period - current.
(if selected)		· $0.01 per $1,000 of base insurance coverage during
the guarantee period - maximum.

Loan Interest	· Accrues daily but is due in	· 6.00% per annum of the preferred loan amount.
Charge	arrears on each policy	· 4.00% per annum of the non-preferred loan amount.
anniversary.

1	The minimum and maximum rates shown are for an insured person in the standard risk class. The cost of insurance rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The rates that apply to you depend on the amount of your base insurance coverage and the insured person’s age, gender, policy duration and risk class and generally increase each year after the first segment year. Different cost of insurance rates will apply to each segment of base insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rates for an insured person in the substandard risk class is $83.33 per $1,000 of base insurance coverage.

2	The daily mortality and expense risk charge rate has been rounded to the nearest one thousandth of one percent. See Mortality and Expense Risk Charge, page 28 for the daily rate without rounding.

Future Dimensions 9

Optional Rider Fees and Charges. The following table describes the charges deducted if you elect any of the optional rider benefits. See Optional Rider Fees and Charges, page 30.

Rider	When Deducted	Amount Deducted

Accidental Death	· On the monthly processing date.	· Minimum Rates - $0.08 per $1,000 of rider benefit.
Benefit Rider [3]		· Maximum Rates - $0.12 per $1,000 of rider benefit.
· Rates for a representative insured person - $0.09 per
$1,000 of rider benefit. The representative insured
person is age 40.

Additional Insured	· On the monthly processing date.	· Minimum Rates per $1,000 of rider benefit -
Rider 3, 4		- $0.03 - current.
- $0.06 - guaranteed.
· Maximum Rates per $1,000 of rider benefit -
- $1.59 - current.
- $7.26 – guaranteed.
· Rates for a representative insured person per $1,000 of
rider benefit -
- $0.06 - current.
- $0.10 - guaranteed.
- The representative insured person is a female, age
35 in the preferred no tobacco risk class.

Adjustable Term	· On the monthly processing date.	· Minimum Rates per $1,000 of rider benefit -
Insurance Rider 3, 4		- $0.03 - current.
- $0.06 – guaranteed.
· Maximum Rates per $1,000 of rider benefit -
- $1.59 - current.
- $7.26 - guaranteed.
· Rates for a representative insured person per $1,000 of
rider benefit -
- $0.09 - current.
- $0.19 - guaranteed.
- The representative insured person is a male, age 40
in the preferred no tobacco risk class.

Children’s	· On the monthly processing date.	· $0.50 per $1,000 of rider coverage amount.
Insurance Rider

Guaranteed	· On the monthly processing date.	· Minimum Rates - $0.04 per $1,000 of rider benefit.
Insurability Rider [3]		· Maximum Rates - $0.15 per $1,000 of rider benefit.
· Rates for a representative insured person - $0.09 per
$1,000 of rider benefit. The representative insured
person is age 25.

3	The rates shown are for the first policy year. The rates for a particular rider depend on various factors that may include the insured person’s age, gender, policy duration and/or risk class. Rates generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

4	The rates shown have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. You should contact your agent/registered representative for information about the rates that apply to you.

Future Dimensions 10

Optional Rider Fees and Charges (continued).

Rider	When Deducted	Amount Deducted

Waiver of Cost of	· On the monthly processing date.	· Minimum Rates - $3.20 per $100 of rider coverage.
Insurance Rider [5]		· Maximum Rates - $23.04 per $100 of rider coverage.
· Rates for a representative insured person - $5.80 per
$100 of rider coverage. The representative insured
person is a male age 40.

Waiver of Specified	· On the monthly processing date.	· Minimum Rates - $2.15 per $100 of rider coverage.
Premium Rider [5]		· Maximum Rates - $12.88 per $100 of rider coverage.
· Rates for a representative insured person - $2.22 per
$100 of rider coverage. The representative insured
person is a male age 35.

Fund Fees and Expenses. The following table shows the minimum and maximum total gross annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. Total gross annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. If a fund is structured as a “fund of funds,” total gross annual fund expenses also include the fees associated with the fund or funds in which it invests. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 31. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 16.

	Minimum	Maximum
Total Gross Annual Fund Expenses [6] (deducted from fund assets)	0.27%	1.93%

5	The rates shown are for the first policy year. The rates for a particular rider depend on various factors that may include the insured person’s age, gender, policy duration and/or risk class. Rates generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

6	Some funds which are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total gross annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

Future Dimensions 11

Future Dimensions 12

THE COMPANY, THE VARIABLE ACCOUNT
AND THE FIXED ACCOUNT

Security Life of Denver Insurance Company

Prior to October 1, 2004, the policies were issued by Southland Life Insurance Company (“Southland Life”), an affiliate of Security Life. Southland Life was a stock life insurance company organized in 1908 and incorporated under the laws of the State of Texas. On October 1, 2004, Southland Life merged with and into Security Life and Security Life assumed responsibility for Southland Life’s obligations under the policies.

Security Life is a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. Security Life is admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

Security Life is a wholly owned indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. ING Groep N.V. is headquartered in Amsterdam, The Netherlands. Although Security Life is an indirect subsidiary of ING Groep N.V., ING Groep N.V. is not responsible for the obligations under the policy. The obligations under the policy are solely the responsibility of Security Life of Denver Insurance Company.

Regulatory Developments - The Company and the Industry

As with many financial services companies, Security Life and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters The New York Attorney General (the “NYAG”), other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request. Some of these matters could result in regulatory action involving the company or certain of its U.S. affiliates.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

Future Dimensions
13

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain subsidiaries of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or the employees of its subsidiaries or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 57, for further discussion of some of these requirements.

Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the company to administrative penalties, unanticipated remediation or other claims and costs.

Future Dimensions
14

The Investment Options

You may allocate your premium payments to any of the available investment options. These options include the subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

Security Life Separate Account S-L1 (the “variable account”) was originally established on February 25, 1994, under the laws of the State of Texas to hold the assets that underlie
the policy. Prior to October 1, 2004, the variable account was known as Southland	In the policy the
Separate Account L1. On October 1, 2004, Southland Separate Account L1 was	“variable account”
transferred to Security Life in conjunction with the merger of Southland Life with and	is referred to as
into Security Life and was renamed Security Life Separate Account S-L1. Security Life	the “Separate
Separate Account S-LI operates pursuant to the laws of the State of Colorado and is a	Account.”
unit investment trust, registered with the SEC under the Investment Company Act of
1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Colorado law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account.

Funds Available Through the Variable Account. The following chart lists the funds that are available through the variable account. For additional information about each fund’s investment adviser/subadviser and investment objective, see Appendix B to this prospectus. More detailed information about each fund can be found in each fund’s current prospectus.

Future Dimensions
15

· American Funds – Growth Fund (Class	· ING Stock Index Portfolio (Class I)
2)	· ING T. Rowe Price Capital Appreciation
· American Funds – Growth-Income Fund	Portfolio (Class I)
(Class 2)	· ING T. Rowe Price Equity Income Portfolio
· American Funds – International Fund	(Class I)
(Class 2)	· ING UBS U.S. Allocation Portfolio (Class S)
· Fidelity® VIP Contrafund® Portfolio	· ING Van Kampen Growth and Income
(Initial Class)	Portfolio (Class S)
· Fidelity® VIP Equity-Income Portfolio	· ING VP Index Plus International Equity
(Initial Class)	Portfolio (Class S)
· ING AllianceBernstein Mid Cap Growth	· ING Wells Fargo Small Cap Disciplined
Portfolio (Class I)	Portfolio (Class S)
· ING BlackRock Large Cap Growth Portfolio	· ING Baron Small Cap Growth Portfolio (I
(Class I)	Class)
· ING Evergreen Health Sciences Portfolio	· ING Columbia Small Cap Value II Portfolio
(Class I)	(I Class)
· ING Evergreen Omega Portfolio (Class I)	· ING JP Morgan Mid Cap Value Portfolio
· ING FMRSM Diversified Mid Cap Portfolio	(I Class)
(Class I)	· ING Lord Abbett U.S. Government
· ING FMRSM Large Cap Growth Portfolio	Securities Portfolio (I Class)
(Class I)	· ING Neuberger Berman Partners Portfolio
· ING Global Resources Portfolio (Class I)	(I Class)
· ING JPMorgan Emerging Markets Equity	· ING Neuberger Berman Regency Portfolio
Portfolio (Class I)	(I Class)
· ING JPMorgan Small Cap Core Equity	· ING Oppenheimer Global Portfolio (I Class)
Portfolio (Class I)	· ING Oppenheimer Strategic Income Portfolio
· ING JPMorgan Value Opportunities Portfolio	(S Class)
(Class I)	· ING PIMCO Total Return Portfolio (I Class)
· ING Julius Baer Foreign Portfolio (Class I)	· ING T. Rowe Price Diversified Mid Cap
· ING Legg Mason Value Portfolio (Class I)	Growth Portfolio (I Class)
· ING LifeStyle Aggressive Growth Portfolio	· ING UBS U.S. Large Cap Equity Portfolio
(Class I)*	(I Class)
· ING LifeStyle Growth Portfolio (Class I)*	· ING Van Kampen Comstock Portfolio
· ING LifeStyle Moderate Growth Portfolio	(I Class)
(Class I)*	· ING Van Kampen Equity and Income
· ING LifeStyle Moderate Portfolio (Class I)*	Portfolio (I Class)
· ING Limited Maturity Bond Portfolio	· ING VP Balanced Portfolio (Class I)
(Class S)	· ING VP Intermediate Bond Portfolio
· ING Liquid Assets Portfolio (Class I)	(Class I)
· ING MarketStyle Growth Portfolio (Class I)*	· ING VP Index Plus LargeCap Portfolio
· ING MarketStyle Moderate Growth Portfolio	(Class I)
(Class I)*	· ING VP Index Plus MidCap Portfolio
· ING MarketStyle Moderate Portfolio	(Class I)
(Class I)*	· ING VP Index Plus SmallCap Portfolio
· ING Marsico Growth Portfolio (Class I)	(Class I)
· ING Marsico International Opportunities	· ING VP High Yield Bond Portfolio (Class I)
Portfolio (Class I)	· ING VP Real Estate Portfolio (Class S)
· ING MFS Total Return Portfolio (Class I)	· ING VP SmallCap Opportunities Portfolio
· ING MFS Utilities Portfolio (Class S)	(Class I)
· ING Oppenheimer Main Street Portfolio®	· Neuberger Berman AMT Socially
(Class I)	Responsive Portfolio® (Class I)
· ING Pioneer Fund Portfolio (Class I)
· ING Pioneer Mid Cap Value Portfolio
(Class I)

*	These funds are structured as “fund of funds.” See the Fund Fees and Expenses table on page 11 and the Fund Fees and Expenses section on page 31 for more information about “fund of funds.”

Future Dimensions
16

See Appendix B to this prospectus for more information about the funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. Please read and retain the fund prospectuses for more information about each fund’s fees and expenses, investment objective and policies and the risks associated with investing in the fund.

A fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund available through the variable account is likely to differ from a similarly named retail mutual fund.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

Future Dimensions
17

Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;

Offer additional subaccounts that will invest in funds we find appropriate for policies we issue;

Eliminate subaccounts;

Combine two or more subaccounts;

Close subaccounts. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other subaccounts in which your policy value is allocated, on a proportionate basis. You may give us alternative allocation instructions at any time by contacting our Customer Service Center. See also the Transfers section of this prospectus, page 49, for information about making subaccount allocation changes;

Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:

A fund no longer suits the purposes of your policy;

There is a change in laws or regulations;

There is a change in the fund’s investment objectives or restrictions;

The fund is no longer available for investment; or

Another reason we deem a substitution is appropriate.

In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;

Transfer assets related to your policy class to another separate account;

Withdraw the variable account from registration under the 1940 Act;

Operate the variable account as a management investment company under the 1940 Act;

Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;

Stop selling the policy;

End any employer or plan trustee agreement with us under the agreement’s terms;

Limit or eliminate any voting rights for the variable account; or

Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our Customer Service Center.

Future Dimensions
18

The Fixed Account

You may allocate all or a part of your net premium and transfer your net policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed
account. Although the interest rate will change over time, the interest rate will never be	In the policy the
less than 3.50%. Additionally, we guarantee that the interest rate credited to each amount	“fixed account” is
allocated to the fixed account will not change more frequently than every 12 months.	referred to as the
Interest compounds daily at an effective annual rate that equals the declared rate. We	“Guaranteed
credit interest to the fixed account on a daily basis. We pay interest regardless of the actual	Interest Account.”
investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Future Dimensions variable universal life insurance policy. The policy provides death benefits, policy values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Future Dimensions
19

Purchasing a Policy

The policy is no longer offered for sale to new purchasers.

To purchase a policy you must submit an application to us. On that application you will, among other things, select:

  The amount of your base insurance coverage (which generally must be at least $100,000);
  Your initial death benefit option; and
  Any riders or optional benefits.

Additionally, on the application you will provide us with certain health and other necessary information. Upon receipt of an application, we will follow our underwriting procedures to determine whether the proposed insured person is insurable by us. Before we can make this determination, we may need to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process we also determine the risk class for the insured person if the application is accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 75. “Age” under the policy means the insured person’s age on the birthday nearest to the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured. We may also set a minimum age to issue a policy.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Adjustable Term Insurance Rider. It may be to your economic advantage to include all or part of your insurance coverage under the Adjustable Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Adjustable Term Insurance Rider section of this prospectus, page 41, when deciding whether to include coverage under the Adjustable Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Future Dimensions
20

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

  We may refuse to accept any premium less than $25;
  You cannot pay additional premiums after age 100;
  We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
  We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and
  We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 66.

After we deduct the tax charges and the sales charge from your premium payments, we apply the net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Your initial premium must be at least equal to the sum of the scheduled premium from the policy date through the investment date. The investment date is the date we apply the net premium to your policy.

Scheduled Premium. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

If you have an optional death benefit guarantee, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See No-Lapse and Death Benefit Guarantees, page 38.

Future Dimensions
21

Unscheduled Premium Payments. Generally speaking, you may make unscheduled premium payments at any time, however:

  We may limit the amount of an unscheduled premium payment if it would result in an increase in the amount of the base death benefit required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the base death benefit is increased due to an unscheduled premium payment;
  We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if an unscheduled premium payment will cause the net amount at risk to increase; and
  We will return premium payments that would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy.

Target Premium. Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your sales charge and the sales compensation we pay. It may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages.

Minimum Annual Premium. To qualify for the no-lapse guarantee, during each of your first three policy years you must pay at least the minimum annual premium shown in your policy. See No-Lapse and Death Benefit Guarantees, page 38.

We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

Premium Payments Affect Your Coverage. Unless your policy is in the no-lapse guarantee period or you have an optional death benefit guarantee, your coverage lasts only as long as you have a positive net policy value which is enough to pay the periodic fees and charges due each month. If you do not meet this requirement, your policy will enter a 61-day grace period and you must make a sufficient premium payment to keep your policy from lapsing. See Lapse, page 56.

During the no-lapse guarantee period, we guarantee that your policy and riders will not lapse regardless of your net policy value provided your cumulative premium payments, minus any partial withdrawals and any outstanding loan amount and accrued loan interest are at least equal to your minimum annual premium. See No-Lapse and Death Benefit Guarantees, page 38.

Future Dimensions
22

If you have an optional death benefit guarantee, we guarantee that your policy will not lapse during the guarantee period provided your cumulative premium payments minus any partial withdrawals and any outstanding loan amount and accrued loan interest are at least equal to the guarantee period annual premium and your net policy value meets certain diversification requirements. See No-Lapse and Death Benefit Guarantees, page 38.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:

  We receive the required initial premium;
  All issue requirements have been received by our Customer Service Center; and
  We approve your policy for issue.

Amounts you designate for the fixed account will be allocated to that account on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the subaccounts of the variable account in the subaccount that invests in the ING Liquid Assets Portfolio. We later transfer these amounts from this subaccount to the available subaccounts that you have selected, based on your most recent premium allocation instructions, at the earlier of the following dates:

  Five days after the date we mailed your policy to you plus the length of your state free look period; or
  The date we receive your delivery receipt plus the length of your state free look period.

If your state provides for return of your policy value during the free look period (or provides no free look period), we allocate amounts you designated for the subaccounts of the variable account directly into those subaccounts.

All net premium we receive after the applicable period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100%.

All net premium we receive after the applicable period are allocated to your policy on the valuation date of their receipt in good order. We will allocate net premiums to the available subaccounts using your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100%. If your most recent premium allocation instructions includes a fund that corresponds to a subaccount that is closed to new investment or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable fund may be allocated among all the other available subaccounts in which your policy value is allocated, on a proportionate basis. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. Your failure to provide us with alternative allocation instructions and our return of your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 56.

Future Dimensions
23

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, there are two types of free look refunds:

  Refund of all premium we have received from you; or
  Refund of your policy value plus a refund of all charges deducted.

The type of refund that applies in your state will be specified in your policy. The type of free look refund will affect when premium received before the end of the free look period is allocated to the subaccounts. See Allocation of Net Premium, page 23.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance coverage for which you applied, up to $1 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:

  You have completed and signed our temporary insurance coverage form;
  We have received and accepted a premium payment of at least your scheduled premium (selected on your application); and
  The necessary parts of the application are complete.

Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:

  Five days after we mail the premium refund to the address on your application;
  Five days after we mail notice of termination to the address on your application;
  Your policy date;
  The date we refuse to issue a policy based on your application; or
  90 days after you sign our temporary life insurance coverage form.

There is no death benefit under the temporary insurance coverage if any of the following events occur:

  There is a material misrepresentation in your answers on the temporary insurance coverage form;
  There is a material misrepresentation in statements on your application;
  The person or persons intended to be insured die by suicide or self-inflicted injury; or
  The bank does not honor your premium check or authorized withdrawal.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. If a policy is not issued and temporary coverage ends, any premium received will be returned without interest. See Allocation of Net Premium, page 23.

Future Dimensions
24

Fees and Charges

We deduct fees and charges under the policy to compensate us for:

  Providing the insurance benefits of the policy (including any rider benefits);
  Administering the policy;
  Assuming certain risks in connection with the policy; and
  Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Tax Charges. We deduct 2.5% from each premium payment to cover the total average state and local taxes we expect to pay. We pay state and local taxes in most states. These taxes vary from state to state and from jurisdiction to jurisdiction.

We deduct 1.5% from each premium payment to cover our estimated costs for the federal income tax treatment of deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

We may increase or decrease the charges for taxes, within limits, if there are changes in the tax rates or tax laws.

Sales Charge. We deduct a sales charge from each premium payment.

Currently, we charge 4.00% of the first ten target premiums we receive. The maximum sales charge we can assess is 4.00% of all premium we receive.

When calculating your applicable sales charge, we allocate premium payments we receive after an increase in the amount of base insurance coverage to your coverage segments in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment bears to the total guideline annual premium for your base insurance coverage.

This charge helps compensate us for the costs associated with selling the policies, including promotional, advertising and distribution expenses.

Future Dimensions
25

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy after the first in a policy year. The amount of this fee is 2.00% of the amount withdrawn up to $25. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first fourteen segment years when you:

  Surrender your policy;
  Allow your policy to lapse;
  Decrease your base insurance coverage; or
  Take a partial withdrawal which decreases the amount of your base insurance coverage.

The surrender charge is made up of two parts:

  An administrative surrender charge; and
  A sales surrender charge.

Each coverage segment will have its own set of administrative and sales surrender charge rates which will apply only to that segment.

Administrative Surrender Charge

The administrative surrender charge is $4 per $1,000 of the base insurance coverage for each coverage segment.

If during the first 14 segment years you decrease your base insurance coverage or take a partial withdrawal which causes your base insurance coverage to decrease, we will assess an administrative surrender charge in the same proportion as the decrease in your base insurance coverage.

We designed the administrative surrender charge to cover part of our administrative expenses, such as the expenses associated with:

  Processing applications;
  Establishing policy records;
  Underwriting; and
  Developing and operating our administrative systems.

Sales Surrender Charge

We calculate the sales surrender charge for each segment by applying the premium you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premium for all segments.

Future Dimensions
26

During the first two segment years the sales surrender charge is:

  26.00% of the premium we receive up to one standard target premium for each segment without substandard ratings (“the standard target premium”); plus
  6.00% of the premium we receive between one and two standard target premiums; plus
  5.00% of premium received in excess of two target premiums.

In segment years 3 through 9, the sales surrender charge is:

  46.00% of the premium we receive up to one standard target premium; plus
  44.00% of the premium we receive between one and two standard target premiums for each segment.

We do not determine target premium based on your scheduled premium. We determine target premium actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for added segments. The schedule also shows the maximum sales surrender charge for your base insurance coverage.

If your base insurance coverage decreases, we reduce your target premium for each segment in the same proportion that we reduce your base insurance coverage. We do not do this if the reduction is a result of a death benefit option change. In that case, we will provide you a new schedule page.

If your new target premium for each segment is greater than or equal to the premium we receive for that segment, then we reduce your future maximum sales surrender charge, but we do not deduct a sales surrender charge from your policy value.

If your new target premium for each segment is less than the sum of the premium we receive for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your policy value equal to the difference between your sales surrender charge before the decrease and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

We reduce your future maximum sales surrender charge in the same proportion that we reduce your base insurance coverage if:

  You make a decrease to your base insurance coverage more than nine years after your policy date; or
  You make a partial withdrawal from your policy which reduces the base insurance coverage and you make your request more than nine years after the date you added the additional segment.

For full surrenders, you will receive the surrender value of your policy. For decreases in the amount of base insurance coverage, the surrender charge will reduce your policy value. If there are multiple segments of base insurance coverage, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

Future Dimensions
27

In the early policy years the surrender charge may exceed the policy value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The sales surrender charge helps offset the expenses we incur in issuing and distributing the policy.

Excess Illustration Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $25 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value each day or on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the subaccounts and fixed account in the same proportion that your value in each has to your net policy value.

Mortality and Expense Risk Charge. We deduct from your policy value a mortality and expense risk charge of 0.002466% (0.90% on an annual basis) of the amount you have invested in the subaccounts. This charge is deducted each day as part of the calculation of the daily unit values for the subaccounts and does not appear as a separate charge on your statement or confirmation.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is the risk that insured people, as a group, may live less time than we estimated. The expense risk is the risk that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Policy Charge. Each month we deduct a policy charge of $20 during the first policy year.

This charge helps compensate us for the costs associated with:

  Processing applications;
  Conducting medical examinations;
  Establishing policy records; and
  Underwriting.

Future Dimensions
28

Administrative Charge. Each month we currently deduct an administrative charge of $6. We guarantee that this charge will never be higher than $10 each month.

This charge helps offset the costs we incur in administering the policy, including costs associated with:

  Billing and collecting premiums;
  Processing claims and policy transactions;
  Keeping records;
  Reporting and communicating with policy owners; and
  Our overhead and other expenses.

Cost of Insurance. Each month we deduct a cost of insurance charge equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your base insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

  Your current base death benefit; and
  Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the segment year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex and Smoker Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes policies issued in the state of Montana and policies issued to employers or employee organizations in connection with employment related insurance or benefit programs. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial segment and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

  The net premium applied to your policy;
  The fees and charges we deduct;
  Any partial withdrawals you take;
  Interest earnings on the amounts allocated to the fixed account;
  Interest earned on amounts held in the loan account; and
  The investment performance of the funds underlying the subaccounts of the variable account.

Future Dimensions
29

We calculate the net amount at risk separately for each segment of your insurance coverage. We allocate the net amount at risk to segments of the base death benefit in the same proportion that each segment has to the total base death benefit for all insurance coverage as of the monthly processing date.

There are no cost of insurance charges during the continuation of coverage period.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death benefit proceeds that may be more than your policy value.

Death Benefit Guarantee Charge. If you have the death benefit guarantee feature, each month during the guarantee period we currently deduct a death benefit guarantee charge of $.005 per $1,000 of base insurance coverage. We guarantee that this charge will never be more than $0.01 per $1,000 of base insurance coverage.

This charge helps compensate us for the costs associated with providing the death benefit guarantee.

Optional Rider Fees and Charges

There may be separate fees and charges for optional rider benefits. See the Optional Rider Fees and Charges table on page 10, and the Optional Rider Benefits section on page 40 for more information about the optional rider benefits and the applicable fees and charges.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

  Certain groups or sponsored arrangements (including our employees, employees of our affiliates, our appointed sales agents and certain family members of each of these groups of individuals);
  Corporate purchasers;
  Our policyholders or the policyholders of our affiliated companies; or
  Certain groups or individuals who purchase the policy through investment professionals who charge a fee for their services.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Future Dimensions
30

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 11 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted form fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fees has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Future Dimensions
31

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant. Revenues received by the company from unaffiliated funds and/or their affiliates may include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests and mailing fund prospectuses, periodic reports and proxy materials. These additional payments may be used by us to finance distribution of the policy.

These revenues are received as cash payments, and if the three unaffiliated fund families currently offered through the policy were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

  Fidelity Variable Insurance Product Portfolios;
  American Funds Insurance Series; and
  Neuberger Berman AMT Portfolios.

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help expense offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available through the policy are identified in the list of funds available through the variable account on page 16.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 70.

Future Dimensions
32

Death Benefits

In the policy the amount of insurance coverage you select is referred to as the “Face Amount.”
You decide the amount of life insurance protection you need, now and in the future.
Generally, we require a minimum of $100,000 of base insurance coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment. If you have an Adjustable Term Insurance Rider, at issue we restrict the amount of the rider benefit to no more than nine times your base insurance coverage.

It may be to your economic advantage to include part of your insurance coverage under the Adjustable Term Insurance Rider. See Important Information About the Adjustable Term Insurance Rider, page 20.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, generally you may change the amount of your insurance coverage after the first policy year (first monthly processing date for an increase). The change will be effective on the next monthly processing date after we approve your written request.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

Changes in the amount of your insurance coverage must be for at least $10,000.

A coverage segment or segment is a block of insurance coverage. A requested increase in base insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:

  A new sales charge;
  New cost of insurance charges, guaranteed and current;
  A new incontestability period;
  A new suicide exclusion period;
  A new target premium;
  A new minimum annual premium during the no-lapse guarantee period; and
  A new surrender charge.

If a death benefit option change causes the amount of base insurance coverage to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the amount of base insurance coverage to decrease, each segment is decreased.

Future Dimensions
33

In determining the net amount at risk for each coverage segment we allocate the net amount at risk among the base coverage segments in the same proportion that each segment bears to the total amount of base insurance coverage.

You may not decrease the amount of your insurance coverage below the minimum we require to issue you a policy. Decreases in insurance coverage may result in:

  Surrender charges on the amount of the decrease;
  Reduced target premium amounts; and
  Reduced cost of insurance charges.

Requested reductions in the amount of insurance coverage will first decrease your total insurance coverage amount. We decrease your base insurance coverage amount only after your Adjustable Term Insurance Rider coverage is reduced to zero. If you have more than one segment, we divide decreases in base coverage among your coverage segments pro rata unless law requires differently.

We reserve the right not to approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 59.

Continuation of Coverage

The continuation of coverage feature automatically continues your insurance coverage in force for the period beyond the policy anniversary nearest the insured person’s 100th birthday (the “continuation of coverage period”), unless prohibited by state law. If you do not surrender your policy before this date, on this date:

  The amount of your total insurance coverage becomes your base insurance coverage amount;
  Death benefit Option 2 is converted to death benefit Option 1, if applicable;
  All riders are terminated;
  Your net policy value is transferred into the fixed account and subsequent transfers into the subaccounts are not allowed; and
  Dollar cost averaging and automatic rebalancing programs are terminated.

Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However:

  We accept no further premium payments; and
  We deduct no further fees and charges except transaction fees and charges, if applicable.

Future Dimensions
34

Partial withdrawals and loans are allowed during the continuation of coverage period. If we pay a persistency refund on the fixed account, it will be credited to your policy. If you have an outstanding loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the outstanding loan amount plus accrued loan interest may become greater than your policy value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net policy value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Surrender, page 55.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is automatic under your policy. In certain states the death benefit during the continuation of coverage period is the net policy value. Contact your agent/registered representative or our Customer Service Center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person’s 100th birthday are uncertain. You should consult a qualified tax adviser as to those consequences. See Continuation of a Policy, page 61.

In the policy the
Death Benefit Qualification Test	“guideline
premium test” is
The death benefit proceeds are generally not subject to federal income tax if your policy	referred to as the
continues to meet the federal income tax definition of life insurance. Your policy will	“Guideline
meet this definition of life insurance provided that it meets the requirements of the	Premium/Cash
guideline premium test.	Value Corridor
Test.”

The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Future Dimensions
35

Death Benefit Options

There are two death benefit options available under the policy. You choose the option you want when you apply for the policy. You may change that choice after your first monthly processing date and before age 100.

In the policy, death	Option 1. Under death benefit Option 1, the base death benefit is the greater of:
· The amount of base insurance coverage in effect on the date of the insured person’s death; or
· Your policy value on the date of the insured person’s death multiplied by the appropriate factor from the definition of life insurance factors described in
  Appendix A.

benefit Option 1 is
referred to as
“Option A” and
death benefit
Option 2 is referred
to as “Option B.”

Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the amount of base insurance coverage. In this case, your death benefit will vary as the policy value varies.

With Option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy’s cost of insurance charge. Option 1 also offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

Option 2. Under death benefit Option 2, the base death benefit is the greater of:

  The amount of base insurance coverage in effect on the date of the insured person’s death plus your policy value; or
  Your policy value on the date of the insured person’s death multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your base death benefit will vary as the policy value varies and investment performance is reflected in your insurance coverage.

Option 2 is not available after age 100. If Option 2 is in effect at age 100, it automatically converts to death benefit Option 1. See Continuation of Coverage, page 34.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your base insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose death benefit Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose death benefit Option 2.

Changing Death Benefit Options. On or after the first monthly processing date and before age 100 you may change death benefit options as described below. We may require evidence of insurability under our normal rules of underwriting for some death benefit option changes.

Future Dimensions
36

Changing your death benefit option may reduce or increase your base and total insurance coverage amounts but it will not change the amount of your base and total death benefits. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. The following death benefit option changes are allowed, and on the effective date of the change the amount of your base insurance coverage will change as follows:

Change From:	Change To:	Base Insurance Coverage Following the Change:

Option 1	Option 2	· Your base insurance coverage before the change
minus your policy value as of the effective date of
the change.

Option 2	Option 1	· Your base insurance coverage before the change
plus your policy value as of the effective date of
the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our Customer Service Center so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance if you have the Adjustable Term Insurance Rider. See Adjustable Term Insurance Rider, page 41.

We do not impose a surrender charge if a death benefit option change results in a decrease in the amount of your base insurance coverage. Additionally, we do not adjust the target premium when you change your death benefit option. See Surrender Charge, page 26.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

  Your base death benefit; plus
  The amount of any rider benefits; minus
  Any outstanding loan amount plus accrued loan interest; minus
  Any outstanding fees and charges incurred before the insured person’s death.

The death benefit is calculated as of the date of the insured person’s death and will vary depending on the death benefit option you have chosen.

Future Dimensions
37

No-Lapse and Death Benefit Guarantees

No-lapse Guarantee. The policy has a no-lapse guarantee which provides that the
In the policy, the	policy and riders will not lapse during the first three policy years (the no-lapse guarantee
“no-lapse guarantee	period) regardless of its net policy value, if on a monthly processing date premiums you
period” is referred	have paid, minus partial withdrawals that you have taken, minus outstanding loans,
to as the “Special	including accrued loan interest, is greater than or equal to the cumulative minimum
Continuation	monthly premium for each policy month from the first month of your policy through the
Period.”	current monthly processing date.

The minimum monthly premium is one-twelfth of the minimum annual premium. Your minimum annual premium is based on:

  The amount of your base insurance coverage;
  The insured person’s age, gender and risk class; and
  Additional rider coverage on your policy.

Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

During the no-lapse guarantee period, if there is not enough net policy value to pay the periodic fees and charges due each month and you have satisfied these requirements, we do not allow your policy and riders to lapse. We do not permanently waive these charges. Instead, we continue to deduct these charges which may result in a negative net policy value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly periodic fees and charges owing. At the end of the no-lapse guarantee period, to avoid lapse of your policy and riders you must pay enough premium to bring the net policy value to zero plus the amount that covers your estimated monthly periodic fees and charges for the following two months. See Lapse, page 56.

Death Benefit Guarantee. The policy has a death benefit guarantee which provides that
In the policy, the	the policy will not lapse even if the net policy value is not enough to pay the periodic fees
death benefit	and charges each month.
guarantee feature is
referred to as the	This is an optional benefit that may be selected only when you apply for the policy. The
“Guaranteed	death benefit guarantee extends the period that your policy’s base insurance coverage
Minimum Death	remains in force even if the net policy value declines due to poor investment performance
Benefit.”	of the funds. The policy offers two death benefit guarantee options. These options vary primarily by the length of the guarantee period:

  The greater of ten policy years or until the insured person reaches age 65; or
  The lifetime of the insured person or to the policy anniversary nearest the insured person’s 100th birthday.

To keep the death benefit guarantee in force:

  You must pay premium at least equal to the guarantee period annual premium; and
  Your net policy value must meet certain diversification requirements.

Future Dimensions
38

The guarantee period annual premium for the death benefit guarantee option (the greater of ten policy years or until the insured person reaches age 65) is based on:

  The amount of your base insurance coverage;
  The insured person’s age, gender and risk class; and
  Additional rider coverage on your policy.

The guarantee period annual premium for the second death benefit guarantee option (the lifetime of the insured person or to the policy anniversary nearest the insured person’s 100th birthday) is based on a percentage of the guideline level premium calculated under the federal tax laws. The guarantee period annual premium for the second option will be greater than that required for the first option.

Your guideline level annual premium depends on:

  The amount of your base insurance coverage;
  The insured person’s age, gender, risk class and underwriting characteristics;
  The death benefit option you choose;
  Additional rider coverage on your policy; and
  Other additional benefits on your policy.

Although the required guarantee period annual premium level is different for the two options, the death benefit guarantee operates similarly for either option.

On each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We take the actual premiums we have received and subtract the partial withdrawals and loans (including accrued interest) you have taken. The result must equal or exceed the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date. A guarantee period monthly premium is equal to one-twelfth of the guarantee period annual premium.

You must continually meet the premium requirements for the death benefit guarantee to remain in effect. If your policy benefits increase, the guarantee period annual premium increases.

In addition, to keep the death benefit guarantee in force your net policy value on any monthly processing date must meet one of the following diversification requirements:

  Your net policy value is allocated to at least five investment options with no more than 35% invested in any one investment option; or
  At least 65% of your net policy value is allocated to one or more of the ING Lifestyle, ING MarketPro (if available) or ING MarketStyle portfolios.

Future Dimensions
39

You should consider the following in relation to the death benefit guarantee:

  If you have the death benefit guarantee, the guarantee period annual premium will be shown on your policy schedule page (see Premium Payments, page 21);
  There is a monthly charge for this guarantee (see Death Benefit Guarantee Charge, page 29);
  If your policy fails to satisfy either the annual premium or diversification test we will send you a notice and give you a thirty day opportunity to correct the condition. If you do not correct it, the death benefit guarantee terminates;
  Once it terminates, you cannot reinstate the death benefit guarantee and the guarantee period annual premium no longer applies to your policy;
  You may terminate this guarantee at any time during the guarantee period upon written notice to us;
  A loan may cause the termination of this guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and
  Even if the death benefit guarantee terminates, your policy will not necessarily lapse (see Lapse, page 56).

Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

  Those that provide optional benefits that you must select before they are effective; and
  Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 59.

Accidental Death Benefit Rider. This rider will pay the benefit amount selected if the insured person dies as a result of an accident. At issue the insured person must be at least age 5 and no more than age 60. Minimum coverage is $10,000. Maximum coverage is the lesser of the base insurance coverage; or, $100,000 for an insured person age 5 through 25; or $300,000 for an insured person age 26 through 60. The maximum monthly charge for standard coverage under this rider is $0.15 per $1,000 of rider coverage depending on the insured person’s age. The actual rates that apply to you may be lower and will be stated in your policy. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Future Dimensions
40

Additional Insured Rider. This rider provides death benefits upon the death of a named immediate family member. The insured person can be no older than age 75. You may add up to five Additional Insured Riders to your policy. We require proof of insurability for each person. Minimum coverage for each person is $10,000. Maximum coverage for all additional insured persons is five times your total base insurance coverage. There is no defined premium for a given amount of Additional Insured Rider coverage. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage(s) multiplied by the Additional Insured Rider death benefit(s) in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age(s), gender(s) and risk class(es) of the insured person(s), as well as the length of time since the rider was added to your policy. Rates for this rider will not exceed the levels in the 1980 Commissioner’s Standard Ordinary Sex and Smoker Distinct Mortality Table. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Adjustable Term Insurance Rider. You may increase the amount of your total
In the policy “base
insurance
coverage” or “base
coverage” is
referred to as the
“Stated Death
Benefit”; the “total
insurance
coverage” or “total
coverage” is
referred to as the
“Target Death
Benefit.”
insurance coverage under the policy by adding coverage under the Adjustable Term
Insurance Rider. This rider allows you to schedule the pattern of insurance coverage appropriate for your anticipated needs. As the name suggests, the Adjustable Term
Insurance Rider adjusts over time to maintain your desired level of total coverage.

You specify your amount of total insurance coverage when you apply for this rider. The amount of total insurance coverage can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s).

We generally restrict your coverage under this rider to an amount not more than nine times your base insurance coverage at issue. For example, if your base insurance coverage is $100,000, then the maximum amount of coverage under this rider is $900,000 with a total insurance coverage amount of $1,000,000.

The Adjustable Term Insurance Rider benefit is the difference between the amount of your total death benefit and your base death benefit, but not less than zero. The rider’s benefit automatically adjusts daily as the amount of your base death benefit changes. Your death benefit proceeds depend on which death benefit option is in effect.

Under death benefit Option 1, the total death benefit is the greater of:

  The amount of total insurance coverage you have selected; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under death benefit Option 2, the total death benefit is the greater of:

  The amount of total insurance coverage you have selected plus your policy value; or
  Your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Future Dimensions
41

For example, under death benefit Option 1, assume your base death benefit changes as a result of a change in your policy value. The Adjustable Term Insurance Rider adjusts to provide death benefit proceeds equal to your total insurance coverage in each year:

	Amount of	Adjustable Term
Base Death Benefit	Total Insurance Coverage	Insurance Benefit

$201,500	$250,000	$48,500
$202,500	$250,000	$47,500
$202,250	$250,000	$47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance benefit would be zero.

Even when the adjustable term insurance benefit is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below the amount of your total insurance coverage, the Adjustable Term Insurance Rider coverage reappears to maintain the amount of your total insurance coverage.

You may change the amount of your total insurance coverage, according to our rules. See Changes in the Amount of Your Insurance Coverage, page 33.

We may deny future, scheduled increases to the amount of your total insurance coverage if you cancel a scheduled change or if you ask for an unscheduled decrease in your total insurance coverage.

Partial withdrawals, changes from death benefit Option 1 to Option 2, and decreases in the amount of your base insurance coverage may reduce the amount of your total insurance coverage. See Partial Withdrawals, page 54; and Changes in the Amount of Your Insurance Coverage, page 33.

There is no defined premium for a given amount of adjustable term insurance benefit. Instead, we deduct a separate monthly cost of insurance charge from your policy value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider benefit multiplied by the amount of adjustable term insurance benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and risk class of the insured person, as well as the length of time since your policy date. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

The only charge for this rider is the cost of insurance charge. The total charges that you pay may be more or less if you have some coverage under an Adjustable Term Insurance Rider rather than just base insurance coverage. There are no sales charges or surrender charges for this coverage.

If the total insurance coverage is increased by you after the Adjustable Term Insurance Rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original risk class even though satisfactory new evidence of insurability is required for the increased schedule. The current rates for this rider are generally lower than current cost of insurance rates for the base insurance coverage. See Cost of Insurance, page 29.

Future Dimensions
42

Not all policy features may apply to the Adjustable Term Insurance Rider. The rider does not contribute to the policy value nor to the surrender value. It does not affect investment performance and cannot be used for a loan. The Adjustable Term Insurance Rider provides benefits only at the insured person’s death.

Important Information About the Adjustable Term Insurance Rider. It may be to your economic advantage to include all or part of your insurance coverage under the Adjustable Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Adjustable Term Insurance Rider and in what proportion to the total amount of coverage under your policy:

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy value. Accordingly, please be aware that:

The current cost of insurance rates for coverage under the Adjustable Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy; and

Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Adjustable Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Adjustable Term Insurance Rider coverage, including:

Death Benefit Guarantees.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Adjustable Term Insurance Rider. See

Distribution of the Policy, page 70.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Adjustable Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Adjustable Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the policy or the Adjustable Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Children’s Insurance Rider. This rider allows you to add death benefit coverage on your children. You may cover children upon birth or legal adoption without presenting evidence of insurability to us. Each child must be at least 7 days old and no more than age 18. The primary insured person must be no less than age 15 and no more than age 55. Minimum coverage per child is $1,000 and if your policy date is before May 1, 2000, the maximum coverage is $10,000. If your policy date is on or after May 1, 2000, the maximum coverage is $25,000. The monthly charge for this rider is $0.50 per $1,000 of rider coverage amount. See the Optional Rider Fees and Charges table on page 10.

Future Dimensions
43

Guaranteed Insurability Rider. This rider allows you to increase your base insurance coverage without providing evidence of insurability. The insured person must be no more than age 39. Increases are limited in amount and timing. The maximum monthly charge for standard coverage under this rider is $0.19 per $1,000 of coverage depending on the insured person’s age. The actual rates that apply to you may be lower and will be stated in your policy. You may not have both this rider and the death benefit guarantee. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

Waiver of Cost of Insurance Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the periodic fees and charges and rider charges during the disability period. The insured person must be no less than age 5 and no more than age 59. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person. The cost of this rider is included as part of the monthly cost of insurance charge.

If you add this rider to your policy, you may not add the Waiver of Specified Premium Rider.

Waiver of Specified Premium Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period, we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 5 and no more than age 59. The minimum coverage under this rider is $25 per month. See the Optional Rider Fees and Charges table on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

A policy may contain either the Waiver of Cost of Insurance Rider or the Waiver of Specified Premium Rider, but not both.

Automatic Rider Benefit

The following rider benefit may come with your policy automatically. Exercising this benefit may have tax consequences. See Accelerated Death Benefit Rider, page 61.

Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the death benefit that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit will be the lesser of 75% of the amount that would be payable at the death of the insured person or $1 million. The accelerated benefit will first be used to pay off any outstanding loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum. There is no charge for this rider.

Future Dimensions
44

Consider the following when deciding whether to accelerate the death benefit under this rider:

  Receipt of an accelerated payment under this rider reduces the policy’s death benefit, surrender value and rider benefits by the percentage of eligible coverage that is accelerated. For example, if the accelerated payment is 75% of the eligible coverage, the new death benefit will be 25% of the death benefit proceeds just prior to acceleration;
  Accelerating the death benefit will not affect the amount of premium payable on the policy;
  No loans are permitted after this rider is exercised; and
  There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Policy Value	In the policy the
“policy value” is
referred to as the
“Account Value”;
the “fixed account
value” is referred
to as the “Account
Value of the
Guaranteed
Interest Account”;
the “variable
account value” is
referred to as the
“Account Value of
the Investment
Options of the
Separate
Account”; and the
“loan account
value” is referred
to as the “Account
Value of the Loan
Account.”

Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
· The net premium applied to your policy;
· The fees and charges that we deduct;
· Any partial withdrawals you take;
· Interest earned on amounts allocated to the fixed account;
· The investment performance of the funds underlying the subaccounts of the variable account; and
· Interest earned on amounts held in the loan account.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 19.

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

Future Dimensions
45

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:

  Investment income;
  Realized and unrealized gains and losses;
  Fund expenses (including fund redemption fees, if applicable);
  Daily mortality and expense risk charges; and
  Taxes, if any.

A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:

  When amounts are transferred from a subaccount (including transfers to the loan account);
  For the monthly deduction of the periodic fees and charges from your policy value;
  For policy transaction fees;
  When you take a partial withdrawal;
  If you surrender your policy; and
  To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our Customer Service Center in good order, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your policy value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

Future Dimensions
46

We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:

  The accumulation unit value for the preceding valuation date, multiplied by;
  The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:

  We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
  We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
  We subtract a charge for taxes, if applicable;
  We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date; and
  We then subtract the mortality and expense risk charge. The daily charge is 0.002466% (0.90% annually) of the accumulation unit value. If the previous day was not a valuation date, this charge is multiplied by the number of days since the last valuation date.

Loan Account Value

When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account and we credit interest to the amount held in the loan account. Your loan account value is equal to your outstanding loan amount plus accrued interest in the loan account. See Loans, page 48.

Special Features and Benefits

Persistency Refund

Where state law permits, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your policy value with a refund of 0.0375% of net policy value. This refund is 0.45% of your net policy value on an annual basis.

We do not guarantee that we will pay a persistency refund on the fixed account. If we do, however, we will pay it even if your policy is in the continuation of coverage period.

Future Dimensions
47

We add the persistency refund to the subaccounts and fixed account, but not the loan account, in the same proportion that your policy value in each investment option has to your net policy value as of the monthly processing date.

Loans

You may borrow money from us at any time after the first policy month, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan amount must be at least $100 and the maximum amount you may borrow is limited to 90% of the surrender value of your policy.

Your loan request must be directed to our Customer Service Center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 4.00% . Interest that we credit to the loan account becomes part of your loan account value until the next policy anniversary when it is transferred to the investment options according to your most recent allocation instructions.

We also charge interest on loans you take. The annual interest rate charged is 4.00% for preferred loans and 6.00% for non-preferred loans. Interest accrues daily but is due in arrears on each policy anniversary. If you do not pay the interest when it is due, we add it to your loan amount.

Beginning after the earlier of the tenth policy anniversary or the fifth policy anniversary if the insured person is age 60 or older, the first loan taken during a policy year will be considered to be a preferred loan up to 10% of your net policy value. Beginning in the 21st policy year, all loans and loan balances are considered to be preferred loans.

Loan Repayment. You may repay your loan at any time. We assume that payments you make, other than scheduled premium payments, are loan repayments. You must tell us if you want unscheduled payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Future Dimensions
48

Effects of a Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a loan:

  If you do not make loan repayments your policy could lapse if your loan amount plus accrued interest is greater than your policy value, less any surrender charges;
  A loan may cause the termination of the death benefit guarantee because we deduct your loan amount plus accrued loan interest from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;
  Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
  Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
  Even if you repay your loan, it will have a permanent effect on your policy value;
  If you use the continuation of coverage feature and you have a loan, loan interest continues to accrue and could cause your policy to lapse;
  If you do not repay your loan we will deduct any outstanding loan amount plus accrued loan interest from amounts payable under the policy; and
  Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 59.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions that we or the funds whose shares are involved may impose, including:

  If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends;
  The minimum amount you may transfer is $100;
  If the amount remaining in the investment option after a transfer will be less than $100, we will transfer the entire amount; and
  We may limit the number of transfers or restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent and Disruptive Transfers, page 52.

Transfers from the fixed account to the subaccounts of the variable account may be made only during the first 30 days of each policy year and are limited to the greater of:

  25% of your fixed account value at the time of the first such transfer in a policy year;
  The sum of the amounts transferred and withdrawn from the fixed account during the prior policy year; or
  $100.

Future Dimensions
49

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime you have at least $10,000 invested in a subaccount that invests in the ING Limited Maturity Bond Portfolio or the ING Liquid Assets Portfolio (the “source subaccount”), you may elect dollar cost averaging. There is no charge for this feature.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount or percentage of subaccount value from the source subaccount to one or more of the other subaccounts. We do not permit transfers to the fixed account or the loan account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source subaccount cannot be included in your automatic rebalancing program.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate on:

  The date you specify;
  The date your balance in the source subaccount reaches a dollar amount you set;
  The date your balance in the source subaccount is equal to or less than the amount to be transferred. In this situation we will transfer the entire balance of the source subaccount to the other subaccounts you have selected; or
  Any date when dollar cost averaging transfers are scheduled and the policy is in the grace period.

Future Dimensions
50

Automatic Rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. There is no charge for this feature.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request in good order.

You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source subaccount for your dollar cost averaging program cannot be included in your automatic rebalancing program. You may not include the loan account.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it in good order at our Customer Service Center. If you reduce the amount allocated to the fixed account, it is considered a transfer from that account. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the fixed account.

If you have the death benefit guarantee and you ask for an automatic rebalancing allocation that does not meet the death benefit guarantee diversification requirements, we will notify you and ask you for revised instructions. If you have the death benefit guarantee and you terminate automatic rebalancing, you still must meet the diversification requirements for the guarantee period to continue. See No-Lapse and Death Benefit Guarantees, page 38.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if the policy is in the grace period on any date when automatic rebalancing transfers are scheduled.

Future Dimensions
51

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other policy owners.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and will extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your policy or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one policy owner at a time.

Future Dimensions
52

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

The Company Intends to Modify its Excessive Trading Policy in October 2007.

At that time, the company will begin restricting electronic transfer privileges if a policy owner (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The company intends to notify policy owners before we implement these changes; however, failure to provide this notice will not prevent the company from implementing these or any other changes to our excessive trading policy.

Limits Imposed by the Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the company has entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the company’s excessive trading policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s trading policies. This could include the fund directing us to reject any allocations of premium or policy value to the fund.

Future Dimensions
53

Conversion to a Guaranteed Policy. During the first two policy years you may permanently convert your policy to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our Customer Service Center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year (or the first policy year for “in corridor” policies) you may withdraw part of your policy’s surrender value. Twelve partial withdrawals are currently allowed each policy year, and a partial withdrawal must be at least $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your surrender value (or for in corridor policies during the first policy year, the amount that would cause your policy to no longer qualify as “in corridor”). If your withdrawal request is for more than the maximum, we will require you to surrender your policy or reduce the amount of the withdrawal.

A policy is “in corridor” if:

  Under death benefit Option 1, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than the amount of your base insurance coverage; or
  Under death benefit Option 2, your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your base insurance coverage plus your policy value.

We charge a partial withdrawal fee of 2.00% of the amount withdrawn, up to $25 for each partial withdrawal, after the first in a policy year. See Partial Withdrawal Fee, page 26.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your net policy value immediately before the withdrawal. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. However, amounts withdrawn from the fixed account may not exceed the amount of the total withdrawal multiplied by the ratio of your policy value in the fixed account to your net policy value immediately before the partial withdrawal.

Unless you request otherwise, proceeds from a partial withdrawal generally will be paid into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 67.

Effects of a Partial Withdrawal. We will reduce your policy value by the amount of the partial withdrawal plus the partial withdrawal fee. Your policy value may also be reduced by the amount of a surrender charge if you take a partial withdrawal which decreases your base insurance coverage.

Future Dimensions
54

A partial withdrawal may also cause the termination of the death benefit guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantee.

Under death benefit Option 1, a partial withdrawal will reduce the amount of your base insurance coverage by the amount of a partial withdrawal unless:

  No more than fifteen years have passed since your policy date;
  The insured person is younger than age 81; and
  The amount of the partial withdrawal is less than the greater of 10% of your policy value or 5% of the amount of your base insurance coverage.

Any amount withdrawn in excess of the greater of 10% of your policy value or 5% of the amount of your base insurance coverage will reduce the amount of your base insurance coverage by that excess amount.

Under death benefit Option 2, a partial withdrawal will not reduce the amount of your base insurance coverage.

If a partial withdrawal reduces the amount of base insurance coverage, the total amount of insurance coverage will also be reduced for the current year and all future years by an equal amount. Therefore, a partial withdrawal can affect the amount of pure insurance protection under the policy.

We will not allow a partial withdrawal if the amount of base insurance coverage after the withdrawal would be less than $50,000.

A reduction in the amount of base insurance coverage as a result of a partial withdrawal will be pro-rated among the existing coverage segments, unless state law requires otherwise.

A partial withdrawal may have adverse tax consequences depending on the circumstances. See Tax Status of the Policy, page 58.

Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value at any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge and any outstanding loan amount and accrued loan interest.

You may take your surrender value in other than one payment.

In the policy the “surrender value” is referred to as the “Net Cash Surrender Value.”

Future Dimensions
55

We compute your surrender value as of the valuation date we receive your written surrender request in good order and policy at our Customer Service Center. All insurance coverage ends on the date we receive your surrender request and policy.

Unless you request otherwise, we will deposit your surrender value into an interest bearing account that you can access, without penalty, through a checkbook feature. See Transaction Processing, page 67.

If you surrender your policy we may deduct a surrender charge. See Surrender Charge, page 26. Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 59.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:

  The no-lapse guarantee is in effect;
  A death benefit guarantee is in effect;
  Your net policy value is enough to pay the periodic fees and charges when due; or
  During the continuation of coverage period, your policy value exceeds your outstanding loan amount plus accrued loan interest.

Grace Period. If on a monthly processing date you do not meet any of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges, and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period we pay death benefit proceeds to your beneficiaries with reductions for your outstanding loan amount, accrued loan interest and periodic fees and charges owed.

During the early policy years your net policy value may not be enough to cover the periodic fees and charges due each month, and you may need to pay sufficient premium to keep the no-lapse guarantee or the death benefit guarantee in force. See Premium Payments, page 21.

If your policy lapses, any distribution of policy value may be subject to current taxation.

See Distributions Other than Death Benefits, page 59.

Future Dimensions
56

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy and its riders (other than a death benefit guarantee) by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force during the grace period and for at least two months after reinstatement. When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your coverage lapsed. If you had a loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified tax adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 59.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (“IRS”).

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

Future Dimensions
57

In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 35. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 59.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

Future Dimensions
58

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal, state and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a qualified tax adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

Future Dimensions
59

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy’s value, determined without regard to any surrender charges, and the investment in the policy;
  Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (a) made on or after the date on which the taxpayer attains age 59 ½; (b) that are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.
  Consult a qualified tax adviser to determine whether or not you may be subject to thispenalty tax.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten, or policy year five if the insured person is age 60 or older, are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Future Dimensions
60

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a qualified tax adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy, other than a modified endowment contract, is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 44, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Continuation of a Policy

The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100 the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Future Dimensions
61

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. We accept Section 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Availability and Qualified Plans

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3 -101 or otherwise.

Future Dimensions
62

Policy owners may use the policy in various arrangements, including:

  Non-qualified deferred compensation or salary continuance plans;
  Split dollar insurance plans;
  Executive bonus plans;
  Retiree medical benefit plans; and
  Other plans.

Life Insurance Owned by Businesses

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) In addition, in certain instances, a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Policy Transfers

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

Future Dimensions
63

ADDITIONAL INFORMATION

General Policy Provisions

Your Policy

The policy is a contract between you and us and is the combination of:

  Your policy;
  A copy of your original application and applications for benefit increases or decreases;
  Your riders;
  Your endorsements;
  Your policy schedule pages; and
  Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person can generally be no more than age 75.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

Future Dimensions
64

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our Customer Service Center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 61.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 61.

Incontestability

After your policy has been in force and the insured person is alive for two years from the policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Future Dimensions
65

Suicide

If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:

  The total premium we receive to the time of death; minus
  Outstanding loan account value plus accrued loan interest; minus
  Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and periodic fees and charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 56. See also Premium Payments Affect Your Coverage, page 22.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

Future Dimensions
66

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  Death benefit proceeds;
  Surrender value;
  Partial withdrawals; and
  Loan proceeds.

We may delay processing these transactions if:

  The New York Stock Exchange is closed for trading;
  Trading on the New York Stock Exchange is restricted by the SEC;
  There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount’s assets; and
  A governmental body with jurisdiction over the variable account allows suspension by its order.

SEC rules and regulations generally determine whether or not these conditions exist.

We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our Customer Service Center.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Unless you request otherwise, we generally pay death benefit proceeds, surrender value and partial withdrawals into an interest bearing account that may be accessed by you or the beneficiary, as applicable, through a checkbook feature. This interest bearing account is backed by our general account, and the checkbook feature may be used to access the payment at any time without penalty.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for changes to your policy or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

Future Dimensions
67

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

If your policy was delivered on or after May 1, 1999, telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our Customer Service Center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our Customer Service Center. Telephone privileges allow you or your agent/registered representative to call our Customer Service Center to:

  Make transfers;
  Change premium allocations;
  Change your dollar cost averaging and automatic rebalancing programs; and
  Request a loan.

Our Customer Service Center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  Requiring some form of personal identification;
  Providing written confirmation of any transactions; and
  Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 52.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent/registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation

Your policy does not participate in the surplus earnings of Security Life of Denver Insurance Company.

Future Dimensions
68

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  Articles on variable life insurance and other information published in business or financial publications;
  Indices or rankings of investment securities; and
  Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. The declared interest rate will never be less than 3.50%, and any declared interest rate will be in effect for at least 12 months. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be at least $2,000.

The following settlement options are available:

  Option 1 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
  Option 2 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;
  Option 3 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
  Option 4 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid; and
  Option 5 - Other options we offer at the time we pay the benefit.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Future Dimensions
69

Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account that is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid under other settlement options.

Reports

Annual Statement. We will send you an annual statement once each policy year showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, planned premiums and rates of return (within limits) you specify. We may assess a charge not to exceed $25 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 28. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our Customer Service Center toll-free at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with ING America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. ING America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of the NASD. Its principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

Future Dimensions
70

ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2006, 2005, and 2004, the aggregate amount of underwriting commissions we paid to ING America Equities, Inc. was $30,168,287, $35,623,260 and $34,937,360, respectively.

ING America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy, and part of that payment goes to your agent/registered representative.

The following is a list of broker/dealers affiliated with the company which have selling agreements with ING America Equities, Inc.:

  Bancnorth Investment Group, Inc.
  Financial Network Investment Corporation
  Guaranty Brokerage Services, Inc.
  ING Financial Advisers, LLC
  ING Financial Partners, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions which may include a portion for wholesaling or supplemental commissions.

During the first policy year, we may pay a distribution allowance of up to 90% of premium. Distribution allowance percentages are lower thereafter.

Broker/dealers receive renewal commissions (trails) of up to 0.25% of the average net policy value for policy years six through twenty.

Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Adjustable Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Adjustable Term Insurance Rider coverage for you.

Future Dimensions
71

In addition to the sales compensation described above, ING America Equities, Inc. may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsor payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns. We pay commissions, other amounts and the costs of all other incentives or training programs from our resources which include the policy’s fees and charges.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following list shows the top 25 selling firms that, during 2006, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

  ING Financial Partners, Inc.
  NFP Securities, Inc.
  Multi-Financial Securities Corporation
  Transamerica Financial Advisors, Inc.
  M Holdings Securities, Inc.
  Linsco/Private Ledger Corp.
  Securities America, Inc.
  Wachovia Securities, LLC
  American General Securities Incorporated
  Waterstone Financial Group, Inc.
  FSC Agency, Inc.
  ProEquities, Inc.
  Park Avenue Securities LLC
  ValMark Securities, Inc. ValMark Securities, Inc.
  Newbridge Securities Corporation

Future Dimensions
72

  R. A. Bench Securities, Inc.
  UBS Financial Services Inc.
  Associated Securities Corp.
  Raymond James Financial Services, Inc.
  Capital Analysts, Incorporated
  World Equity Group, Inc.
  The Leaders Group, Inc.
  Jefferson Pilot Securities Corporation
  Financial Network Investment Corporation
  SII Investments, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING America Equities, Inc., the principal underwriter and distributor of the policy, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING America Equities, Inc. is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the policy.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our Customer Service Center at the address or telephone number on the back of this prospectus.

Future Dimensions
73

APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained		Attained		Attained		Attained		Attained
Age	Factor	Age	Factor	Age	Factor	Age	Factor	Age	Factor
0-40	2.50	48	1.97	56	1.46	64	1.22	72	1.11
41	2.43	49	1.91	57	1.42	65	1.20	73	1.09
42	2.36	50	1.85	58	1.38	66	1.19	74	1.07
43	2.29	51	1.78	59	1.34	67	1.18	75 - 90	1.05
44	2.22	52	1.71	60	1.30	68	1.17	91	1.04
45	2.15	53	1.64	61	1.28	69	1.16	92	1.03
46	2.09	54	1.57	62	1.26	70	1.15	93	1.02
47	2.03	55	1.50	63	1.24	71	1.13	94	1.01
								95 +	1.00

A-1

APPENDIX B

Funds Available Through the Variable Account

The following chart lists the funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus for each fund.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in U.S. common stocks.
Company

American Funds – Growth-Income	Investment Adviser:	Seeks capital growth and income over
Fund (Class 2)	Capital Research and Management	time by investing primarily in U.S.
	Company	common stocks and other securities
that appear to offer potential for capital
appreciation and/or dividends.

American Funds – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	Company	of companies based outside the United
States.

Fidelity® VIP Contrafund® Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Research &
Analysis Company; Fidelity
Management & Research (U.K.) Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield on
	FMR Co., Inc.; Fidelity Research &	the securities comprising the Standard
	Analysis Company; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management & Research (U.K), Inc.;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING AllianceBernstein Mid Cap	Investment Adviser:	Seeks long-term growth of capital. The
Growth Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	AllianceBernstein, L.P.	without a shareholder vote.

ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC

ING Evergreen Health Sciences	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Class I)	Directed Services LLC	long-term capital growth. The
	Subadviser:	portfolio’s investment objective is not
	Evergreen Investment Management	fundamental and may be changed
	Company, LLC	without a shareholder vote.

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth. The
(Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Evergreen Investment Management	without a shareholder vote.
Company, LLC

ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Co.

ING FMRSM Large Cap Growth	Investment Adviser:	Seeks growth of capital over the long
Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Fidelity Management & Research Co.	be changed without a shareholder vote.

ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.

ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	J.P. Morgan Investment Management	be changed without a shareholder vote.
Inc.

ING JPMorgan Value	Investment Adviser:	Seeks to provide long-term capital
Opportunities Portfolio (Class I)	Directed Services LLC	appreciation. The portfolio’s
	Subadviser:	investment objective is not fundamental
	J. P. Morgan Investment Management	and may be changed without a
	Inc.	shareholder vote.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Julius Baer Foreign	Investment Adviser:	Seeks long-term growth of capital. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Julius Baer Investment Management,	without a shareholder vote.
LLC

ING Legg Mason Value Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term growth of capital. The
	Subadviser:	portfolio’s investment objective is not
	Legg Mason Capital Management, Inc.	fundamental and may be changed
without a shareholder vote.

ING LifeStyle Aggressive	Investment Adviser:	Seeks growth of capital. This objective
Growth Portfolio (Class I)	ING Investments, LLC	is not fundamental and may be changed
	Subadviser:	without a shareholder vote.
Ibbotson Associates and ING
Investment Management Co.

ING LifeStyle Growth Portfolio	Investment Adviser:	Seeks growth of capital and some
(Class I)	ING Investments, LLC	current income. This objective is not
	Subadviser:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Growth	Investment Adviser:	Seeks growth of capital and a low to
Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadviser:	objective is not fundamental and may
	Ibbotson Associates and ING	be changed without a shareholder vote.
Investment Management Co.

ING LifeStyle Moderate Portfolio	Investment Adviser:	Seeks growth of capital and current
(Class I)	ING Investments, LLC	income. This objective is not
	Subadviser:	fundamental and may be changed
	Ibbotson Associates and ING	without a shareholder vote.
Investment Management Co.

ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income consistent
Portfolio (Class S)	Directed Services LLC	with low risk to principal and liquidity
	Subadviser:	and secondarily, seeks to enhance its
	ING Investment Management Co.	total return through capital appreciation
when market factors, such as falling
interest rates and rising bond prices,
indicate that capital appreciation may
be available without significant risk to
principal.

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING MarketStyle Growth	Investment Adviser:	Seeks growth of capital and some
Portfolio (Class I)	ING Investments, LLC	current income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and low to
Growth Portfolio (Class I)	ING Investments, LLC	moderate level of current income. This
	Subadviser:	objective is not fundamental and may
	ING Investment Management Co.	be changed without a shareholder vote.

ING MarketStyle Moderate	Investment Adviser:	Seeks growth of capital and current
Portfolio (Class I)	ING Investments, LLC	income. This objective is not
	Subadviser:	fundamental and may be changed
	ING Investment Management Co.	without a shareholder vote.

ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital. The
Opportunities Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Marsico Capital Management, LLC	without a shareholder vote.

ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities) consistent
	Massachusetts Financial Services	with the prudent employment of
	Company	capital. Secondarily seeks reasonable
opportunity for growth of capital and
income.

ING MFS Utilities Portfolio (Class S)	Investment Adviser:	A non-diversified portfolio that seeks
	Directed Services LLC	total return. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Massachusetts Financial Services	be changed without a shareholder vote.
Company

ING Oppenheimer Main Street	Investment Adviser:	Seeks long-term growth of capital and
Portfolio ® (Class I)	Directed Services LLC	future income.
Subadviser:
OppenheimerFunds, Inc.

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth. The portfolio’s investment
	Subadviser:	objective is not fundamental and may
	Pioneer Investment Management, Inc.	be changed without a shareholder vote.

ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation. The
Portfolio (Class I)	Directed Services LLC	portfolio’s investment objective is not
	Subadviser:	fundamental and may be changed
	Pioneer Investment Management, Inc.	without a shareholder vote.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return. The portfolio’s
(Class I)	Directed Services LLC	investment objective is not fundamental
	Subadviser:	and may be changed without a
	ING Investment Management Co.	shareholder vote.

ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and prudent
	T. Rowe Price Associates, Inc.	investment risk.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income as
Income Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Allocation	Investment Adviser:	Seeks to maximize total return over the
Portfolio (Class S)	Directed Services LLC	long term by allocating its assets
	Subadviser:	among stocks, bonds, short-term
	UBS Global Asset Management	instruments and other investments.
(Americas) Inc.

ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital and
Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B.V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk. The
portfolio’s investment objective is not
fundamental and may be changed
without a shareholder vote.

ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital appreciation.
Disciplined Portfolio (Class S)	Directed Services LLC	The portfolio’s investment objective is
	Subadviser:	not fundamental and may be changed
	Wells Capital Management, Inc.	without a shareholder vote.

ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.

ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
II Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC

ING JP Morgan Mid Cap Value	Investment Adviser:	A non-diversified portfolio that seeks
Portfolio (Initial Class)	Directed Services LLC	growth from capital appreciation.
Subadviser:
J.P. Morgan Investment Management,
Inc.

ING Lord Abbett U.S.	Investment Adviser:	Seeks high current income consistent
Government Securities Portfolio	Directed Services LLC	with reasonable risk.
(Initial Class)	Subadviser:
Lord, Abbett & Co. LLC

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Partners Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Neuberger Berman	Investment Adviser:	Seeks capital growth.
Regency Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Neuberger Berman Management Inc.

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Oppenheimer Strategic	Investment Adviser:	Seeks a high level of current income
Income Portfolio (Service Class)	Directed Services LLC	principally derived from interest on
	Subadviser:	debt securities.
OppenheimerFunds, Inc.

ING PIMCO Total Return Portfolio	Investment Adviser:	Seeks maximum total return, consistent
(Initial Class)	Directed Services LLC	with capital preservation and prudent
	Subadviser:	investment management.
Pacific Investment Management
Company LLC

ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Initial Class)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Initial Class)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Morgan Stanley Investment
Management, Inc. (d/b/a Van Kampen)

ING VP Balanced Portfolio, Inc	Investment Adviser:	Seeks to maximize investment return,
(Class I)	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a diversified
	ING Investment Management Co.	portfolio of one or more of the
following asset classes: stocks, bonds
and cash equivalents, based on the
judgment of the portfolio’s
management, of which of those sectors
or mix thereof offers the best
investment prospects.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING VP Intermediate Bond	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	consistent with reasonable risk, through
	Subadviser:	investment in a diversified portfolio
	ING Investment Management Co.	consisting primarily of debt securities.

ING VP Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	500 Composite Stock Price Index (S&P
	ING Investment Management Co.	500 Index), while maintaining a market
level of risk.

ING VP Index Plus MidCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	MidCap 400 Index (S&P MidCap 400
	ING Investment Management Co.	Index) while maintaining a market
level of risk.

ING VP Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard & Poor’s
	Subadviser:	SmallCap 600 Index (S&P SmallCap
	ING Investment Management Co.	600 Index) while maintaining a market
level of risk.

ING VP High Yield Bond	Investment Adviser:	Seeks to provide investors with a high
Portfolio (Class I)	ING Investments, LLC	level of current income and total return.
Subadviser:
ING Investment Management Co.

ING VP Real Estate Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class S)	ING Investments, LLC	total return. This objective is not
	Subadviser:	fundamental and may be changed
	ING Clarion Real Estate Securities L.P.	without a shareholder vote.

ING VP SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.

Neuberger Berman AMT	Investment Adviser:	Seeks long-term growth of capital by
Socially Responsive Portfolio®	Neuberger Berman Management Inc.	investing primarily in securities of
(Class I)	Subadviser:	companies that meet the fund’s
	Neuberger Berman, LLC	financial criteria and social policy.

APPENDIX C

INFORMATION REGARDING CLOSED SUBACCOUNTS

Effective April 28, 2006, the subaccounts that invest in the following funds were closed to new investment:

  AIM V.I. Core Equity Fund (Series I)
  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
  ING BlackRock Large Cap Value Portfolio (Class I) 1
  ING FMRSM Mid Cap Growth Portfolio (Class I) 2
  ING Lord Abbett Affiliated Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I) 3
  ING American Century Large Company Value Portfolio (Initial Class)
  ING American Century Small-Mid Cap Value Portfolio (Initial Class)
  ING Fundamental Research Portfolio (Initial Class)
  ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)
  ING VP Strategic Allocation Conservative Portfolio (Class I)
  ING VP Strategic Allocation Growth Portfolio (Class I)
  ING VP Strategic Allocation Moderate Portfolio (Class 1)
  ING VP MidCap Opportunities Portfolio (Class I)
  ING VP Value Opportunity Portfolio (Class I)
  Van Eck Worldwide Hard Assets Fund

Effective April 30, 2007, the subaccount which invests in the following fund was closed to new investment:

  ING MarketPro Portfolio (Class I)

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds will be allocated on a pro rata basis among all the other available subaccounts in which your policy value is allocated. If there are no other such subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. Your failure to provide us with alternative allocation instructions and our return of any premium payment may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 56.

1	Prior to November 6, 2006, this fund was known as the ING Mercury Large Cap Value Portfolio.

2	Prior to August 7, 2006, this fund was known as the ING MFS Mid Cap Growth Portfolio.

3	Prior to April 30, 2007, this fund was known as the ING Van Kampen Equity Growth Portfolio.

C-1

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

  Statement of Additional Information (“SAI”) - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:
Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Security Life Separate Account L1	1
Statutory Basis Financial Statements of Security Life of Denver Insurance Company	1

  A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $25 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 28.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050 www.ingservicecenter.com

Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (http://www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-119437.

1940 Act File No. 811-09106
1933 Act file No. 333-119437

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT S-L1 OF

SECURITY LIFE OF DENVER INSURANCE COMPANY

Statement of Additional Information dated April 30, 2007

     FUTURE DIMENSIONS Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Future Dimensions prospectus dated April 30, 2007. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account S-L1.

A free prospectus is available upon request by contacting the Security Life of Denver Insurance Company’s Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, by calling 1-877-253-5050 or by accessing the SEC’s web site at http://www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Security Life Separate Account S-L1	1
Statutory Basis Financial Statements of Security Life of Denver Insurance Company	1

GENERAL INFORMATION AND HISTORY

Security Life of Denver Insurance Company (the “company,” “we,” “us,” “our”) issues the policy described in the prospectus and is responsible for providing each policy’s insurance benefits. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado and an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We established the Security Life Separate Account S-L1 (the “variable account”) on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See “Fees and Charges” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY’S TAX, SALES, COST OF INSURANCE, MORTALITY AND EXPENSE RISK, POLICY AND ADMINISTRATIVE CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

3

Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper’s and Morningstar’s rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor’s Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy’s death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065 or by calling 1-877-253-5050.

4

EXPERTS

The statements of assets and liabilities of Security Life Separate Account S-L1 as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of Security Life of Denver Insurance Company as of December 31, 2006 and 2005, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2006, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the company as of December 31, 2006 and 2005, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the company as of December 31, 2006 and 2005, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Colorado Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

5

FINANCIAL STATEMENTS Security Life of Denver Insurance Company Security Life Separate Account S-L1 Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Financial Statements Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants Security Life of Denver Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting Security Life of Denver Insurance Company Security Life Separate Account S-L1 (the “Account”) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Core Equity Fund - Series I Shares	ING Julius Baer Foreign Portfolio - Institutional Class
AIM V.I. Core Stock Fund - Series I Shares	ING Legg Mason Value Portfolio - Institutional Class
American Funds Insurance Series:	ING LifeStyle Aggressive Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	ING LifeStyle Growth Portfolio - Institutional Class
American Funds Insurance Series® Growth Income Fund - Class 2	ING LifeStyle Moderate Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING LifeStyle Moderate Portfolio - Institutional Class
Fidelity® Variable Insurance Products:	ING Limited Maturity Bond Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Liquid Assets Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
Fidelity® VIP Growth Portfolio - Service Class	ING MarketPro Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING MarketStyle Growth Portfolio - Institutional Class
Fidelity® VIP High Income Portfolio - Service Class	ING Marsico Growth Portfolio - Institutional Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING Marsico International Opportunities
Fidelity® VIP Overseas Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING MFS Total Return Portfolio - Institutional Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING MFS Utilities Portfolio - Service Class
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Pioneer Fund Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Stock Index Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING T. Rowe Price Capital Appreciation
ING Investors Trust:	Portfolio - Institutional Class
ING AllianceBernstein Mid Cap Growth	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Portfolio - Institutional Class	ING Van Kampen Equity Growth Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Institutional Class	ING VP Index Plus International Equity Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Evergreen Omega Portfolio - Institutional Class	ING Partners, Inc.:
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING American Century Select Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING American Century Small-Mid Cap Value
ING FMRSM Large Cap Growth Portfolio - Institutional Class	Portfolio - Initial Class
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING Global Resources Portfolio - Institutional Class	ING Columbia Small Cap Value II Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING JPMorgan Small Cap Core Equity	Portfolio - Initial Class
Portfolio - Institutional Class	ING Lord Abbett U.S. Government Securities
ING JPMorgan Value Opportunities Portfolio - Institutional Class	Portfolio - Initial Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Neuberger Berman Partners Portfolio - Initial Class
ING Neuberger Berman Regency Portfolio - Initial Class

ING Partners, Inc. (continued):	ING Variable Products Trust:
ING Oppenheimer Global Portfolio - Initial Class	ING VP High Yield Bond Portfolio - Class I
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING VP Real Estate Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING VP Balanced Portfolio - Class I
ING Van Kampen Comstock Portfolio - Initial Class	ING VP Intermediate Bond Portfolio:
ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	Neuberger Berman Advisers Management Trust:
ING VP Strategic Allocation Conservative Portfolio - Class I	Neuberger Berman AMT Growth Portfolio® - Class I
ING VP Strategic Allocation Growth Portfolio - Class I	Neuberger Berman AMT Limited Maturity Bond
ING VP Strategic Allocation Moderate Portfolio - Class I	Portfolio® - Class I
ING Variable Portfolios, Inc.:	Neuberger Berman AMT Socially Responsive Portfolio® - Class I
ING VP Index Plus LargeCap Portfolio - Class I	Pioneer Variable Contracts Trust:
ING VP Index Plus MidCap Portfolio - Class I	Pioneer Small Cap Value VCT Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I	Putnam Variable Trust:
ING VP Value Opportunity Portfolio - Class I	Putnam VT Small Cap Value Fund - Class IB Shares

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Security Life of Denver Insurance Company Security Life Separate Account S-L1 at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			American	American
		American	Funds	Funds
		Funds	Insurance	Insurance	Fidelity® VIP
	AIM V.I. Core	Insurance	Series® Growth	Series®	Equity-Income
	Equity Fund -	Series® Growth	Income Fund -	International	Portfolio -
	Series I Shares	Fund - Class 2	Class 2	Fund - Class 2	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,556	$ 2,021	$ 1,059	$ 1,609	$ 4,023

Total assets	1,556	2,021	1,059	1,609	4,023

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 1,556	$ 2,021	$ 1,059	$ 1,609	$ 4,023

Total number of mutual fund shares	57,174	31,540	25,090	73,332	153,556

Cost of mutual fund shares	$ 1,434	$ 1,624	$ 906	$ 1,234	$ 3,506

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

				Fidelity® VIP	ING
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment	AllianceBernstein
	Equity-Income	Contrafund®	Contrafund®	Grade Bond	Mid Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Institutional Class

Assets
Investments in mutual funds
at fair value	$ 1,324	$ 8,848	$ 1,383	$ 2,202	$ 82

Total assets	1,324	8,848	1,383	2,202	82

Liabilities
Payable to related parties	-	1	-	-	-

Total liabilities	-	1	-	-	-

Net assets	$ 1,324	$ 8,847	$ 1,383	$ 2,202	$ 82

Total number of mutual fund shares	50,690	281,165	44,083	172,563	4,845

Cost of mutual fund shares	$ 1,140	$ 6,872	$ 1,051	$ 2,249	$ 78

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING BlackRock				ING FMRSM
	Large Cap	ING Evergreen	ING Evergreen	ING FMRSM	Large Cap
	Growth	Health Sciences	Omega	Diversified Mid	Growth
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 7	$ 77	$ 4,307	$ 135	$ 9,161

Total assets	7	77	4,307	135	9,161

Liabilities
Payable to related parties	-	-	-	-	1

Total liabilities	-	-	-	-	1

Net assets	$ 7	$ 77	$ 4,307	$ 135	$ 9,160

Total number of mutual fund shares	609	6,287	370,041	10,044	841,241

Cost of mutual fund shares	$ 7	$ 72	$ 3,963	$ 142	$ 8,915

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING FMRSM		ING JPMorgan		ING JPMorgan
	Mid Cap	ING Global	Emerging	ING JPMorgan	Value
	Growth	Resources	Markets Equity	Small Cap Core	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Institutional	Institutional	Institutional	- Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 697	$ 845	$ 252	$ 2,989	$ 915

Total assets	697	845	252	2,989	915

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 697	$ 845	$ 252	$ 2,989	$ 915

Total number of mutual fund shares	55,110	38,675	12,834	208,560	72,000

Cost of mutual fund shares	$ 571	$ 811	$ 223	$ 2,499	$ 829

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING LifeStyle		ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle	Moderate
	Foreign	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 547	$ 77	$ 16	$ 487	$ 37

Total assets	547	77	16	487	37

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 547	$ 77	$ 16	$ 487	$ 37

Total number of mutual fund shares	32,277	6,780	1,138	36,093	2,894

Cost of mutual fund shares	$ 452	$ 68	$ 16	$ 447	$ 36

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

ING Lord
	ING LifeStyle				Abbett
	Moderate	ING Limited	ING Liquid		Affiliated
	Portfolio -	Maturity Bond	Assets Portfolio	ING Liquid	Portfolio -
	Institutional	Portfolio -	- Institutional	Assets Portfolio	Institutional
	Class	Service Class	Class	- Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 27	$ 499	$ 1,993	$ 1,317	$ 33

Total assets	27	499	1,993	1,317	33

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 27	$ 499	$ 1,993	$ 1,317	$ 33

Total number of mutual fund shares	2,163	46,524	1,992,751	1,317,322	2,619

Cost of mutual fund shares	$ 26	$ 514	$ 1,993	$ 1,317	$ 29

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING		ING Marsico
		MarketStyle	ING Marsico	International	ING MFS Total
	ING MarketPro	Growth	Growth	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 35	$ 20	$ 387	$ 3,426	$ 1,191

Total assets	35	20	387	3,426	1,191

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 35	$ 20	$ 387	$ 3,426	$ 1,191

Total number of mutual fund shares	3,099	1,745	23,123	223,646	62,572

Cost of mutual fund shares	$ 33	$ 20	$ 347	$ 2,691	$ 1,080

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING
		Oppenheimer		ING Pioneer
	ING MFS	Main Street	ING Pioneer	Mid Cap Value	ING Stock
	Utilities	Portfolio® -	Fund Portfolio -	Portfolio -	Index Portfolio
	Portfolio -	Institutional	Institutional	Institutional	- Institutional
	Service Class	Class	Class	Class	Class

Assets
Investments in mutual funds
at fair value	$ 2,251	$ 264	$ 20	$ 729	$ 13,267

Total assets	2,251	264	20	729	13,267

Liabilities
Payable to related parties	-	-	-	-	1

Total liabilities	-	-	-	-	1

Net assets	$ 2,251	$ 264	$ 20	$ 729	$ 13,266

Total number of mutual fund shares	154,581	13,322	1,515	59,060	1,032,479

Cost of mutual fund shares	$ 1,803	$ 225	$ 19	$ 637	$ 10,756

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Van	ING Van
	Price Capital	Price Equity	Kampen Equity	Kampen	ING Van
	Appreciation	Income	Growth	Growth and	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Income	Estate Portfolio
	Institutional	Institutional	Institutional	Portfolio -	- Institutional
	Class	Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 5,226	$ 708	$ 5,061	$ 82	$ 1,160

Total assets	5,226	708	5,061	82	1,160

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 5,226	$ 708	$ 5,061	$ 82	$ 1,160

Total number of mutual fund shares	196,172	45,628	423,828	2,894	29,701

Cost of mutual fund shares	$ 4,398	$ 623	$ 4,227	$ 76	$ 803

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

	ING VP Index	ING Wells		ING American	ING Baron
	Plus	Fargo Small	ING American	Century Small-	Small Cap
	International	Cap Disciplined	Century Select	Mid Cap Value	Growth
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 1,780	$ 2,129	$ -	$ 19	$ 162

Total assets	1,780	2,129	-	19	162

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 1,780	$ 2,129	$ -	$ 19	$ 162

Total number of mutual fund shares	135,997	186,941	23	1,367	8,742

Cost of mutual fund shares	$ 1,676	$ 2,062	$ -	$ 17	$ 152

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING Legg	ING Lord
	ING Columbia		Mason Partners	Abbett U.S.	ING Neuberger
	Small Cap	ING JPMorgan	Aggressive	Government	Berman
	Value II	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 613	$ 674	$ 20	$ 13	$ 18

Total assets	613	674	20	13	18

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 613	$ 674	$ 20	$ 13	$ 18

Total number of mutual fund shares	60,245	41,437	398	1,289	1,681

Cost of mutual fund shares	$ 600	$ 602	$ 16	$ 13	$ 17

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

			ING		ING T. Rowe
	ING Neuberger		Oppenheimer		Price
	Berman	ING	Strategic	ING PIMCO	Diversified Mid
	Regency	Oppenheimer	Income	Total Return	Cap Growth
	Portfolio -	Global Portfolio	Portfolio -	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Service Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 6	$ 5,627	$ 18	$ 400	$ 12,106

Total assets	6	5,627	18	400	12,106

Liabilities
Payable to related parties	-	-	-	-	1

Total liabilities	-	-	-	-	1

Net assets	$ 6	$ 5,627	$ 18	$ 400	$ 12,105

Total number of mutual fund shares	531	337,328	1,705	35,814	1,313,000

Cost of mutual fund shares	$ 5	$ 4,157	$ 18	$ 391	$ 10,361

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

				ING VP	ING VP
		ING Van	ING Van	Strategic	Strategic
	ING UBS U.S.	Kampen	Kampen Equity	Allocation	Allocation
	Large Cap	Comstock	and Income	Conservative	Growth
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class
	- Initial Class	Initial Class	Initial Class	I	I

Assets
Investments in mutual funds
at fair value	$ 8	$ 589	$ 7,646	$ 11	$ 115

Total assets	8	589	7,646	11	115

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 8	$ 589	$ 7,645	11	$ 115

Total number of mutual fund shares	773	44,089	198,758	798	6,739

Cost of mutual fund shares	$ 8	$ 516	$ 6,672	$ 11	$ 105

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Assets and Liabilities
December 31, 2006
(Dollars in thousands)

ING VP
Strategic
	Allocation	ING VP Index	ING VP Index	ING VP Index	ING VP Value
	Moderate	Plus LargeCap	Plus MidCap	Plus SmallCap	Opportunity
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I	I

Assets
Investments in mutual funds
at fair value	$ 57	$ 317	$ 755	$ 653	$ 144

Total assets	57	317	755	653	144

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 57	$ 317	$ 755	$ 653	$ 144

Total number of mutual fund shares	3,704	18,108	39,945	36,320	9,100

Cost of mutual fund shares	$ 53	$ 268	$ 695	$ 538	$ 127

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

		ING VP		ING VP
	ING VP High	MidCap		SmallCap	ING VP
	Yield Bond	Opportunities	ING VP Real	Opportunities	Balanced
	Portfolio - Class	Portfolio - Class	Estate Portfolio	Portfolio - Class	Portfolio - Class
	I	I	- Class S	I	I

Assets
Investments in mutual funds
at fair value	$ 1,350	$ 208	$ 323	$ 506	$ 1,091

Total assets	1,350	208	323	506	1,091

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 1,350	$ 208	$ 323	$ 506	$ 1,091

Total number of mutual fund shares	434,791	25,470	498	25,345	74,439

Cost of mutual fund shares	$ 1,304	$ 168	$ 299	$ 397	$ 1,030

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Assets and Liabilities December 31, 2006

(Dollars in thousands)

Neuberger
Berman AMT
	ING VP	Socially
	Intermediate	Responsive
	Bond Portfolio -	Portfolio® -
	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 453	$ -

Total assets	453	-

Liabilities
Payable to related parties	-	-

Total liabilities	-	-

Net assets	$ 453	$ -

Total number of mutual fund shares	34,929	27

Cost of mutual fund shares	$ 465	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				American	American
			American	Funds	Funds
			Funds	Insurance	Insurance
	AIM V.I. Core	AIM V.I. Core	Insurance	Series® Growth	Series®
	Equity Fund -	Stock Fund -	Series® Growth	Income Fund -	International
	Series I Shares	Series I Shares	Fund - Class 2	Class 2	Fund - Class 2

Net investment income (loss)
Income:
Dividends	$ 9	$ 19	$ 15	$ 16	$ 25
Total investment income	9	19	15	16	25
Expenses:
Mortality, expense risk
and other charges	8	4	11	5	10
Total expenses	8	4	11	5	10
Net investment income (loss)	1	15	4	11	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	174	51	35	77
Capital gains distributions	-	-	11	24	14

Total realized gain (loss) on investments
and capital gains distributions	10	174	62	59	91
Net unrealized appreciation
(depreciation) of investments	122	(87)	102	68	137

Net realized and unrealized gain (loss)
on investments	132	87	164	127	228
Net increase (decrease) in net assets
resulting from operations	$ 133	$ 102	$ 168	$ 138	$ 243

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Equity-Income	Growth	Growth	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 127	$ 37	$ 15	$ 2	$ 1
Total investment income	127	37	15	2	1
Expenses:
Mortality, expense risk
and other charges	35	2	12	-	3

Total expenses	35	2	12	-	3

Net investment income (loss)	92	35	3	2	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	74	14	(51)	129	(33)
Capital gains distributions	459	145	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	533	159	(51)	129	(33)
Net unrealized appreciation
(depreciation) of investments	63	23	219	(102)	67

Net realized and unrealized gain (loss)
on investments	596	182	168	27	34
Net increase (decrease) in net assets
resulting from operations	$ 688	$ 217	$ 171	$ 29	$ 32

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	High Income	Money Market	Overseas	Overseas	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 10	$ 4	$ 22

Total investment income	-	-	10	4	22
Expenses:
Mortality, expense risk
and other charges	-	-	3	1	2

Total expenses	-	-	3	1	2

Net investment income (loss)	-	-	7	3	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	433	183	58
Capital gains distributions	-	-	7	3	-

Total realized gain (loss) on investments
and capital gains distributions	1	-	440	186	58
Net unrealized appreciation
(depreciation) of investments	6	-	(327)	(138)	(46)

Net realized and unrealized gain (loss)
on investments	7	-	113	48	12

Net increase (decrease) in net assets
resulting from operations	$ 7	$ -	$ 120	$ 51	$ 32

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	Fidelity® VIP				Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	ManagerSM	Contrafund®	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 112	$ 15	$ -	$ 106

Total investment income	5	112	15	-	106
Expenses:
Mortality, expense risk
and other charges	-	79	2	-	17

Total expenses	-	79	2	-	17

Net investment income (loss)	5	33	13	-	89

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	224	97	-	(31)
Capital gains distributions	-	707	111	-	6

Total realized gain (loss) on investments
and capital gains distributions	20	931	208	-	(25)
Net unrealized appreciation
(depreciation) of investments	(18)	(79)	(73)	-	22

Net realized and unrealized gain (loss)
on investments	2	852	135	-	(3)

Net increase (decrease) in net assets
resulting from operations	$ 7	$ 885	$ 148	$ -	$ 86

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING BlackRock
	ING	Large Cap	ING BlackRock	ING Evergreen
	AllianceBernstein	Growth	Large Cap	Health Sciences	ING Evergreen
	Mid Cap Growth	Portfolio -	Growth	Portfolio -	Health Sciences
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Institutional Class	Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	-	-	6	(5)

Total expenses	-	-	-	6	(5)

Net investment income (loss)	-	-	-	(6)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	-	-	-	3
Capital gains distributions	10	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(3)	-	-	-	3
Net unrealized appreciation
(depreciation) of investments	4	-	-	5	(1)

Net realized and unrealized gain (loss)
on investments	1	-	-	5	2

Net increase (decrease) in net assets
resulting from operations	$ 1	$ -	$ -	$ (1)	$ 7

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING FMRSM	ING FMRSM
		ING FMRSM		Large Cap	Mid Cap
	ING Evergreen	Diversified Mid	ING FMRSM	Growth	Growth
	Omega Portfolio	Cap Portfolio -	Diversified Mid	Portfolio -	Portfolio -
	- Institutional	Institutional	Cap Portfolio -	Institutional	Institutional
	Class	Class	Service Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	31	-	-	59	3

Total expenses	31	-	-	59	3

Net investment income (loss)	(31)	-	-	(59)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	(3)	7	(5)	48
Capital gains distributions	-	11	-	7	-

Total realized gain (loss) on investments
and capital gains distributions	20	8	7	2	48
Net unrealized appreciation
(depreciation) of investments	224	(7)	-	125	(19)

Net realized and unrealized gain (loss)
on investments	244	1	7	127	29
Net increase (decrease) in net assets
resulting from operations	$ 213	$ 1	$ 7	$ 68	$ 26

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING JPMorgan		ING JPMorgan
	ING Global	Emerging	ING JPMorgan	Value	ING JPMorgan
	Resources	Markets Equity	Small Cap Core	Opportunities	Value
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Opportunities
	Institutional	Institutional	- Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 2	$ 6	$ -

Total investment income	2	-	2	6	-
Expenses:
Mortality, expense risk
and other charges	2	-	22	2	1

Total expenses	2	-	22	2	1

Net investment income (loss)	-	-	(20)	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26	1	86	1	61
Capital gains distributions	79	-	71	9	-

Total realized gain (loss) on investments
and capital gains distributions	105	1	157	10	61
Net unrealized appreciation
(depreciation) of investments	(27)	29	311	86	(16)

Net realized and unrealized gain (loss)
on investments	78	30	468	96	45
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 30	$ 448	$ 100	$ 44

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING LifeStyle		ING LifeStyle
	ING Julius Baer	ING Legg	Aggressive	ING LifeStyle	Moderate
	Foreign	Mason Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1	$ -

Total investment income	-	-	-	1	-
Expenses:
Mortality, expense risk
and other charges	1	-	-	1	-

Total expenses	1	-	-	1	-

Net investment income (loss)	(1)	-	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	2	-	-	-
Capital gains distributions	-	-	-	3	-

Total realized gain (loss) on investments
and capital gains distributions	5	2	-	3	-
Net unrealized appreciation
(depreciation) of investments	92	3	-	40	1

Net realized and unrealized gain (loss)
on investments	97	5	-	43	1

Net increase (decrease) in net assets
resulting from operations	$ 96	$ 5	$ -	$ 43	$ 1

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

					ING Lord
	ING LifeStyle				Abbett
	Moderate	ING Limited	ING Liquid		Affiliated
	Portfolio -	Maturity Bond	Assets Portfolio	ING Liquid	Portfolio -
	Institutional	Portfolio -	- Institutional	Assets Portfolio	Institutional
	Class	Service Class	Class	- Service Class	Class

Net investment income (loss)
Income:
Dividends	$ -	$ 10	$ 82	$ 54	$ 1

Total investment income	-	10	82	54	1
Expenses:
Mortality, expense risk
and other charges	-	2	15	4	-

Total expenses	-	2	15	4	-

Net investment income (loss)	-	8	67	50	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4)	-	-	5
Capital gains distributions	-	-	-	-	5

Total realized gain (loss) on investments
and capital gains distributions	-	(4)	-	-	10
Net unrealized appreciation
(depreciation) of investments	1	6	-	-	(2)

Net realized and unrealized gain (loss)
on investments	1	2	-	-	8

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 10	$ 67	$ 50	$ 9

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING		ING Marsico
		MarketStyle	ING Marsico	International	ING Marsico
	ING MarketPro	Growth	Growth	Opportunities	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Opportunities
	Institutional	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 2	$ -

Total investment income	-	-	-	2	-
Expenses:
Mortality, expense risk
and other charges	-	-	1	23	-

Total expenses	-	-	1	23	-

Net investment income (loss)	-	-	(1)	(21)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	4	72	124
Capital gains distributions	-	-	-	9	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	4	81	124
Net unrealized appreciation
(depreciation) of investments	2	-	15	527	(46)

Net realized and unrealized gain (loss)
on investments	2	-	19	608	78

Net increase (decrease) in net assets
resulting from operations	$ 2	$ -	$ 18	$ 587	$ 78

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING
	ING MFS Total		Oppenheimer		ING Pioneer
	Return	ING MFS	Main Street	ING Pioneer	Mid Cap Value
	Portfolio -	Utilities	Portfolio® -	Fund Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class

Net investment income (loss)
Income:
Dividends	$ 28	$ 2	$ 3	$ -	$ 2

Total investment income	28	2	3	-	2
Expenses:
Mortality, expense risk
and other charges	5	13	-	-	3

Total expenses	5	13	-	-	3

Net investment income (loss)	23	(11)	3	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	32	4	-	11
Capital gains distributions	48	10	-	-	2

Total realized gain (loss) on investments
and capital gains distributions	70	42	4	-	13
Net unrealized appreciation
(depreciation) of investments	29	491	25	1	68
Net realized and unrealized gain (loss)
on investments	99	533	29	1	81
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 522	$ 32	$ 1	$ 80

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING Van	ING Van
		Price Capital	Price Equity	Kampen Equity	Kampen
	ING Stock	Appreciation	Income	Growth	Growth and
	Index Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 203	$ 70	$ 10	$ -	$ 1

Total investment income	203	70	10	-	1
Expenses:
Mortality, expense risk
and other charges	77	25	3	44	-

Total expenses	77	25	3	44	-

Net investment income (loss)	126	45	7	(44)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	227	60	9	168	1
Capital gains distributions	100	294	27	188	6
Total realized gain (loss) on investments
and capital gains distributions	327	354	36	356	7
Net unrealized appreciation
(depreciation) of investments	1,318	238	71	(161)	3

Net realized and unrealized gain (loss)
on investments	1,645	592	107	195	10
Net increase (decrease) in net assets
resulting from operations	$ 1,771	$ 637	$ 114	$ 151	$ 11

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING Van	ING VP Index	ING Wells		ING American
	Kampen Real	Plus	Fargo Small	ING American	Century Small-
	Estate Portfolio	International	Cap Disciplined	Century Select	Mid Cap Value
	- Institutional	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	Class	- Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 15	$ 17	$ 5	$ -	$ -

Total investment income	15	17	5	-	-
Expenses:
Mortality, expense risk
and other charges	7	8	8	-	-

Total expenses	7	8	8	-	-

Net investment income (loss)	8	9	(3)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	55	(10)	3	-	-
Capital gains distributions	78	38	41	-	-

Total realized gain (loss) on investments
and capital gains distributions	133	28	44	-	-
Net unrealized appreciation
(depreciation) of investments	182	104	68	-	3

Net realized and unrealized gain (loss)
on investments	315	132	112	-	3

Net increase (decrease) in net assets
resulting from operations	$ 323	$ 141	$ 109	$ -	$ 3

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING Legg	ING Lord
	ING Baron	ING Columbia		Mason Partners	Abbett U.S.
	Small Cap	Small Cap	ING JPMorgan	Aggressive	Government
	Growth	Value II	Mid Cap Value	Growth	Securities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1

Total investment income	-	-	-	-	1
Expenses:
Mortality, expense risk
and other charges	1	3	3	-	-

Total expenses	1	3	3	-	-

Net investment income (loss)	(1)	(3)	(3)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(5)	11	1	-
Capital gains distributions	1	-	4	-	-

Total realized gain (loss) on investments
and capital gains distributions	3	(5)	15	1	-
Net unrealized appreciation
(depreciation) of investments	9	13	74	1	-

Net realized and unrealized gain (loss)
on investments	12	8	89	2	-

Net increase (decrease) in net assets
resulting from operations	$ 11	$ 5	$ 86	$ 2	$ 1

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				ING
	ING Neuberger	ING Neuberger		Oppenheimer
	Berman	Berman	ING	Strategic	ING PIMCO
	Partners	Regency	Oppenheimer	Income	Total Return
	Portfolio -	Portfolio -	Global Portfolio	Portfolio -	Portfolio -
	Initial Class	Initial Class	- Initial Class	Service Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4	$ -	$ 6

Total investment income	-	-	4	-	6
Expenses:
Mortality, expense risk
and other charges	-	-	44	-	2

Total expenses	-	-	44	-	2

Net investment income (loss)	-	-	(40)	-	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	167	-	-
Capital gains distributions	-	-	8	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	175	-	-
Net unrealized appreciation
(depreciation) of investments	1	1	726	-	7

Net realized and unrealized gain (loss)
on investments	1	1	901	-	7

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 1	$ 861	$ -	$ 11

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING T. Rowe				ING VP
	Price		ING Van	ING Van	Strategic
	Diversified Mid	ING UBS U.S.	Kampen	Kampen Equity	Allocation
	Cap Growth	Large Cap	Comstock	and Income	Conservative
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	Initial Class	- Initial Class	Initial Class	Initial Class	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 5	$ 144	$ -

Total investment income	-	-	5	144	-
Expenses:
Mortality, expense risk
and other charges	91	-	3	57	-

Total expenses	91	-	3	57	-

Net investment income (loss)	(91)	-	2	87	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	142	1	18	115	-
Capital gains distributions	250	-	26	256	-

Total realized gain (loss) on investments
and capital gains distributions	392	1	44	371	-
Net unrealized appreciation
(depreciation) of investments	636	-	32	376	-

Net realized and unrealized gain (loss)
on investments	1,028	1	76	747	-

Net increase (decrease) in net assets
resulting from operations	$ 937	$ 1	$ 78	$ 834	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic
	Allocation	Allocation	ING VP Index	ING VP Index	ING VP Index
	Growth	Moderate	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 3	$ 2	$ 3	$ 5	$ 2
Total investment income	3	2	3	5	2
Expenses:
Mortality, expense risk
and other charges	1	1	1	5	4
Total expenses	1	1	1	5	4
Net investment income (loss)	2	1	2	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	-	8	29	26
Capital gains distributions	3	2	-	57	30

Total realized gain (loss) on investments
and capital gains distributions	9	2	8	86	56
Net unrealized appreciation
(depreciation) of investments	4	3	29	(26)	19

Net realized and unrealized gain (loss)
on investments	13	5	37	60	75
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 6	$ 39	$ 60	$ 73

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

			ING VP		ING VP
	ING VP Value	ING VP High	MidCap		SmallCap
	Opportunity	Yield Bond	Opportunities	ING VP Real	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class I	Class I	Class I	- Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 2	$ 64	$ -	$ 2	$ -

Total investment income	2	64	-	2	-
Expenses:
Mortality, expense risk
and other charges	1	7	-	1	1

Total expenses	1	7	-	1	1

Net investment income (loss)	1	57	-	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	9	1	26
Capital gains distributions	-	-	-	5	-

Total realized gain (loss) on investments
and capital gains distributions	1	-	9	6	26
Net unrealized appreciation
(depreciation) of investments	18	22	6	24	31
Net realized and unrealized gain (loss)
on investments	19	22	15	30	57
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 79	$ 15	$ 31	$ 56

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

				Neuberger	Neuberger
			Neuberger	Berman AMT	Berman AMT
	ING VP	ING VP	Berman AMT	Limited	Socially
	Balanced	Intermediate	Growth	Maturity Bond	Responsive
	Portfolio -	Bond Portfolio -	Portfolio® -	Portfolio® -	Portfolio® -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ -	$ -	$ -

Total investment income	-	18	-	-	-
Expenses:
Mortality, expense risk
and other charges	5	3	-	-	-

Total expenses	5	3	-	-	-

Net investment income (loss)	(5)	15	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(7)	9	-	5
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	(7)	9	-	5
Net unrealized appreciation
(depreciation) of investments	60	7	(4)	-	-

Net realized and unrealized gain (loss)
on investments	60	-	5	-	5

Net increase (decrease) in net assets
resulting from operations	$ 55	$ 15	$ 5	$ -	$ 5

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Operations For the year ended December 31, 2006

(Dollars in thousands)

	Pioneer Small	Putnam VT
	Cap Value VCT	Small Cap
	Portfolio -	Value Fund -
	Class I	Class IB Shares

Net investment income (loss)
Income:
Dividends	$ -	$ 192

Total investment income	-	192
Expenses:
Mortality, expense risk
and other charges	1	4
Total expenses	1	4
Net investment income (loss)	(1)	188

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	196	488
Capital gains distributions	-	-

Total realized gain (loss) on investments
and capital gains distributions	196	488
Net unrealized appreciation
(depreciation) of investments	(134)	(465)

Net realized and unrealized gain (loss)
on investments	62	23
Net increase (decrease) in net assets
resulting from operations	$ 61	$ 211

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				American
			American	Funds
			Funds	Insurance
	AIM V.I. Core	AIM V.I. Core	Insurance	Series® Growth
	Equity Fund -	Stock Fund -	Series® Growth	Income Fund -
	Series I Shares	Series I Shares	Fund - Class 2	Class 2

Net Assets at January 1, 2005	$ -	$ 1,654	$ 986	$ 649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(4)	2	8
Total realized gain (loss) on investments
and capital gains distributions	-	(43)	18	18
Net unrealized appreciation (depreciation)
of investments	-	84	192	26

Net increase (decrease) in net assets from operations	-	37	212	52
Changes from principal transactions:
Premiums	-	237	198	93
Surrenders and withdrawals	-	(51)	(47)	(21)
Cost of insurance and administrative charges	-	(138)	(92)	(59)
Benefit payments	-	-	(6)	(6)
Transfers between Divisions
(including fixed account), net	-	(121)	448	246

Increase (decrease) in net assets derived from
principal transactions	-	(73)	501	253

Total increase (decrease) in net assets	-	(36)	713	305

Net assets at December 31, 2005	-	1,618	1,699	954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	4	11
Total realized gain (loss) on investments
and capital gains distributions	10	174	62	59
Net unrealized appreciation (depreciation)
of investments	122	(87)	102	68

Net increase (decrease) in net assets from operations	133	102	168	138
Changes from principal transactions:
Premiums	-	64	226	97
Surrenders and withdrawals	(114)	(6)	(64)	(40)
Cost of insurance and administrative charges	(79)	(42)	(113)	(68)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1,616	(1,736)	105	(22)

Increase (decrease) in net assets derived from
principal transactions	1,423	(1,720)	154	(33)

Total increase (decrease) in net assets	1,556	(1,618)	322	105

Net assets at December 31, 2006	$ 1,556	$ -	$ 2,021	$ 1,059

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	American
	Funds
	Insurance	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Series®	Equity-Income	Equity-Income	Growth
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class 2	Initial Class	Service Class	Initial Class

Net Assets at January 1, 2005	$ 583	$ 3,891	$ 931	$ 3,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	29	12	(16)
Total realized gain (loss) on investments
and capital gains distributions	19	151	38	(235)
Net unrealized appreciation (depreciation)
of investments	173	(7)	5	429

Net increase (decrease) in net assets from operations	203	173	55	178
Changes from principal transactions:
Premiums	152	431	174	612
Surrenders and withdrawals	(33)	(254)	(18)	(181)
Cost of insurance and administrative charges	(65)	(297)	(82)	(391)
Benefit payments	-	(8)	-	-
Transfers between Divisions
(including fixed account), net	460	(184)	10	(208)

Increase (decrease) in net assets derived from
principal transactions	514	(312)	84	(168)

Total increase (decrease) in net assets	717	(139)	139	10

Net assets at December 31, 2005	1,300	3,752	1,070	3,841

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	92	35	3
Total realized gain (loss) on investments
and capital gains distributions	91	533	159	(51)
Net unrealized appreciation (depreciation)
of investments	137	63	23	219

Net increase (decrease) in net assets from operations	243	688	217	171
Changes from principal transactions:
Premiums	159	353	192	234
Surrenders and withdrawals	(80)	(380)	(41)	(49)
Cost of insurance and administrative charges	(88)	(279)	(86)	(120)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	75	(111)	(28)	(4,077)

Increase (decrease) in net assets derived from
principal transactions	66	(417)	37	(4,012)

Total increase (decrease) in net assets	309	271	254	(3,841)

Net assets at December 31, 2006	$ 1,609	$ 4,023	$ 1,324	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	High Income	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class

Net Assets at January 1, 2005	$ 605	$ 1,354	$ 249	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	157	36	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	53	6	-
Net unrealized appreciation (depreciation)
of investments	34	(192)	(35)	-

Net increase (decrease) in net assets from operations	32	18	7	-
Changes from principal transactions:
Premiums	142	126	35	-
Surrenders and withdrawals	(72)	(35)	(3)	-
Cost of insurance and administrative charges	(61)	(99)	(20)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(38)	(269)	(26)	-

Increase (decrease) in net assets derived from
principal transactions	(29)	(277)	(14)	-

Total increase (decrease) in net assets	3	(259)	(7)	-

Net assets at December 31, 2005	608	1,095	242	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	129	(33)	1	-
Net unrealized appreciation (depreciation)
of investments	(102)	67	6	-

Net increase (decrease) in net assets from operations	29	32	7	-
Changes from principal transactions:
Premiums	38	37	10	-
Surrenders and withdrawals	(26)	(52)	(1)	-
Cost of insurance and administrative charges	(19)	(30)	(6)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(630)	(1,082)	(252)	-

Increase (decrease) in net assets derived from
principal transactions	(637)	(1,127)	(249)	-

Total increase (decrease) in net assets	(608)	(1,095)	(242)	-

Net assets at December 31, 2006	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset	Asset
	Overseas	Overseas	ManagerSM	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class

Net Assets at January 1, 2005	$ 935	$ 396	$ 850	$ 194

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	15	5
Total realized gain (loss) on investments
and capital gains distributions	19	17	(15)	1
Net unrealized appreciation (depreciation)
of investments	152	52	25	2

Net increase (decrease) in net assets from operations	168	69	25	8
Changes from principal transactions:
Premiums	106	49	91	39
Surrenders and withdrawals	(48)	(12)	(24)	(18)
Cost of insurance and administrative charges	(70)	(26)	(71)	(18)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(20)	(35)	(41)	(2)
Increase (decrease) in net assets derived from
principal transactions	(32)	(24)	(45)	1

Total increase (decrease) in net assets	136	45	(20)	9

Net assets at December 31, 2005	1,071	441	830	203

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	3	20	5
Total realized gain (loss) on investments
and capital gains distributions	440	186	58	20
Net unrealized appreciation (depreciation)
of investments	(327)	(138)	(46)	(18)

Net increase (decrease) in net assets from operations	120	51	32	7
Changes from principal transactions:
Premiums	27	18	30	9
Surrenders and withdrawals	(9)	(1)	(7)	(5)
Cost of insurance and administrative charges	(23)	(9)	(22)	(5)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,186)	(500)	(863)	(209)
Increase (decrease) in net assets derived from
principal transactions	(1,191)	(492)	(862)	(210)
Total increase (decrease) in net assets	(1,071)	(441)	(830)	(203)
Net assets at December 31, 2006	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Contrafund®	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ 7,608	$ 1,229	$ -	$ 2,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	1	-	84
Total realized gain (loss) on investments
and capital gains distributions	70	51	-	63
Net unrealized appreciation (depreciation)
of investments	1,151	144	-	(107)

Net increase (decrease) in net assets from operations	1,174	196	-	40
Changes from principal transactions:
Premiums	897	183	-	337
Surrenders and withdrawals	(370)	(20)	-	(216)
Cost of insurance and administrative charges	(655)	(95)	-	(237)
Benefit payments	(8)	-	-	-
Transfers between Divisions
(including fixed account), net	(172)	(115)	-	(143)

Increase (decrease) in net assets derived from
principal transactions	(308)	(47)	-	(259)

Total increase (decrease) in net assets	866	149	-	(219)

Net assets at December 31, 2005	8,474	1,378	-	2,643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	13	-	89
Total realized gain (loss) on investments
and capital gains distributions	931	208	-	(25)
Net unrealized appreciation (depreciation)
of investments	(79)	(73)	-	22

Net increase (decrease) in net assets from operations	885	148	-	86
Changes from principal transactions:
Premiums	833	174	(1)	-
Surrenders and withdrawals	(625)	(128)	-	-
Cost of insurance and administrative charges	(611)	(92)	(1)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(109)	(97)	2	(527)

Increase (decrease) in net assets derived from
principal transactions	(512)	(143)	-	(527)

Total increase (decrease) in net assets	373	5	-	(441)

Net assets at December 31, 2006	$ 8,847	$ 1,383	$ -	$ 2,202

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Institutional Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	-	-

Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	-	-	-	-
Cost of insurance and administrative charges	-	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	-	-	-	-

Total increase (decrease) in net assets	-	-	-	-

Net assets at December 31, 2005	-	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	(3)	-	-	-
Net unrealized appreciation (depreciation)
of investments	4	-	-	5

Net increase (decrease) in net assets from operations	1	-	-	(1)
Changes from principal transactions:
Premiums	4	-	-	-
Surrenders and withdrawals	(9)	-	-	-
Cost of insurance and administrative charges	(6)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	92	7	-	78

Increase (decrease) in net assets derived from
principal transactions	81	7	-	78

Total increase (decrease) in net assets	82	7	-	77

Net assets at December 31, 2006	$ 82	$ 7	$ -	$ 77

The accompanying notes are an integral part of these financial statements. 44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Evergreen Health Sciences Portfolio - Service Class	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(8)	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	4	-	-
Net unrealized appreciation (depreciation)
of investments	1	120	-	-

Net increase (decrease) in net assets from operations	2	116	-	-
Changes from principal transactions:
Premiums	-	194	-	-
Surrenders and withdrawals	-	(94)	-	-
Cost of insurance and administrative charges	-	(101)	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	37	4,219	-	52

Increase (decrease) in net assets derived from
principal transactions	37	4,218	-	52

Total increase (decrease) in net assets	39	4,334	-	52

Net assets at December 31, 2005	39	4,334	-	52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(31)	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	20	8	7
Net unrealized appreciation (depreciation)
of investments	(1)	224	(7)	-

Net increase (decrease) in net assets from operations	7	213	1	7
Changes from principal transactions:
Premiums	2	645	6	-
Surrenders and withdrawals	-	(221)	-	-
Cost of insurance and administrative charges	(4)	(344)	(7)	(1)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(44)	(320)	135	(58)

Increase (decrease) in net assets derived from
principal transactions	(46)	(240)	134	(59)

Total increase (decrease) in net assets	(39)	(27)	135	(52)

Net assets at December 31, 2006	$ -	$ 4,307	$ 135	$ -

The accompanying notes are an integral part of these financial statements. 45

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING FMRSM Large Cap Growth Portfolio - Institutional Class	ING FMRSM Mid Cap Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class

Net Assets at January 1, 2005	$ -	$ 670	$ 210	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	2	-
Total realized gain (loss) on investments
and capital gains distributions	14	34	45	-
Net unrealized appreciation (depreciation)
of investments	122	(2)	45	-

Net increase (decrease) in net assets from operations	135	29	92	-
Changes from principal transactions:
Premiums	213	151	37	-
Surrenders and withdrawals	(56)	(45)	(6)	-
Cost of insurance and administrative charges	(132)	(71)	(22)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4,865	35	171	-

Increase (decrease) in net assets derived from
principal transactions	4,890	70	180	-

Total increase (decrease) in net assets	5,025	99	272	-

Net assets at December 31, 2005	5,025	769	482	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(3)	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	48	105	1
Net unrealized appreciation (depreciation)
of investments	125	(19)	(27)	29

Net increase (decrease) in net assets from operations	68	26	78	30
Changes from principal transactions:
Premiums	1,228	45	74	7
Surrenders and withdrawals	(483)	(13)	(8)	-
Cost of insurance and administrative charges	(705)	(65)	(42)	(4)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4,027	(65)	261	219

Increase (decrease) in net assets derived from
principal transactions	4,067	(98)	285	222

Total increase (decrease) in net assets	4,135	(72)	363	252

Net assets at December 31, 2006	$ 9,160	$ 697	$ 845	$ 252

The accompanying notes are an integral part of these financial statements. 46

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING JPMorgan Value Opportunities Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Institutional Class
	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class

Net Assets at January 1, 2005	$ 2,734	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	287	-	-	15
Net unrealized appreciation (depreciation)
of investments	(179)	-	16	3

Net increase (decrease) in net assets from operations	88	-	15	18
Changes from principal transactions:
Premiums	434	-	29	2
Surrenders and withdrawals	(151)	-	(6)	(1)
Cost of insurance and administrative charges	(243)	-	(12)	(3)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	18	-	663	206

Increase (decrease) in net assets derived from
principal transactions	58	-	674	204

Total increase (decrease) in net assets	146	-	689	222

Net assets at December 31, 2005	2,880	-	689	222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	4	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	157	10	61	5
Net unrealized appreciation (depreciation)
of investments	311	86	(16)	92

Net increase (decrease) in net assets from operations	448	100	44	96
Changes from principal transactions:
Premiums	444	-	123	26
Surrenders and withdrawals	(234)	-	(2)	(5)
Cost of insurance and administrative charges	(228)	-	(44)	(22)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(321)	815	(810)	230

Increase (decrease) in net assets derived from
principal transactions	(339)	815	(733)	229

Total increase (decrease) in net assets	109	915	(689)	325

Net assets at December 31, 2006	$ 2,989	$ 915	$ -	$ 547

The accompanying notes are an integral part of these financial statements. 47

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING LifeStyle Aggressive Growth Portfolio - Institutional Class	ING LifeStyle Growth Portfolio - Institutional Class	ING LifeStyle Moderate Growth Portfolio - Institutional Class
	ING Legg Mason Value Portfolio - Institutional Class

Net Assets at January 1, 2005	$ 13	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	4	-	-	-

Net increase (decrease) in net assets from operations	4	-	-	-
Changes from principal transactions:
Premiums	5	-	-	-
Surrenders and withdrawals	-	-	-	-
Cost of insurance and administrative charges	(2)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	45	-	-	-

Increase (decrease) in net assets derived from
principal transactions	48	-	-	-

Total increase (decrease) in net assets	52	-	-	-

Net assets at December 31, 2005	65	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	3	-
Net unrealized appreciation (depreciation)
of investments	3	-	40	1

Net increase (decrease) in net assets from operations	5	-	43	1
Changes from principal transactions:
Premiums	7	1	39	1
Surrenders and withdrawals	-	-	(8)	-
Cost of insurance and administrative charges	(3)	-	(15)	(1)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	3	15	428	36
Increase (decrease) in net assets derived from
principal transactions	7	16	444	36
Total increase (decrease) in net assets	12	16	487	37
Net assets at December 31, 2006	$ 77	$ 16	$ 487	$ 37

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING LifeStyle Moderate Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Liquid Assets Portfolio - Service Class

Net Assets at January 1, 2005	$ -	$ 327	$ 1,763	$ 1,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	11	35	31
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	-	-
Net unrealized appreciation (depreciation)
of investments	-	(5)	-	-

Net increase (decrease) in net assets from operations	-	3	35	31
Changes from principal transactions:
Premiums	-	34	307	405
Surrenders and withdrawals	-	(15)	(832)	(8)
Cost of insurance and administrative charges	-	(24)	(214)	(170)
Benefit payments	-	-	(154)	(5)
Transfers between Divisions
(including fixed account), net	-	(39)	566	(343)

Increase (decrease) in net assets derived from
principal transactions	-	(44)	(327)	(121)

Total increase (decrease) in net assets	-	(41)	(292)	(90)

Net assets at December 31, 2005	-	286	1,471	1,216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	8	67	50
Total realized gain (loss) on investments
and capital gains distributions	-	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	1	6	-	-

Net increase (decrease) in net assets from operations	1	10	67	50
Changes from principal transactions:
Premiums	-	31	323	304
Surrenders and withdrawals	-	(19)	(59)	(7)
Cost of insurance and administrative charges	-	(25)	(195)	(186)
Benefit payments	-	-	(521)	(9)
Transfers between Divisions
(including fixed account), net	26	216	907	(51)

Increase (decrease) in net assets derived from
principal transactions	26	203	455	51
Total increase (decrease) in net assets	27	213	522	101
Net assets at December 31, 2006	$ 27	$ 499	$ 1,993	$ 1,317

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING MarketPro Portfolio - Institutional Class	ING MarketStyle Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

Net Assets at January 1, 2005	$ 50	$ -	$ -	$ 103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	11
Net unrealized appreciation (depreciation)
of investments	2	-	-	11

Net increase (decrease) in net assets from operations	4	-	-	21
Changes from principal transactions:
Premiums	8	-	-	29
Surrenders and withdrawals	-	-	-	(1)
Cost of insurance and administrative charges	(5)	-	-	(21)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4	-	-	95

Increase (decrease) in net assets derived from
principal transactions	7	-	-	102

Total increase (decrease) in net assets	11	-	-	123

Net assets at December 31, 2005	61	-	-	226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	10	-	-	4
Net unrealized appreciation (depreciation)
of investments	(2)	2	-	15

Net increase (decrease) in net assets from operations	9	2	-	18
Changes from principal transactions:
Premiums	2	4	-	57
Surrenders and withdrawals	(4)	-	-	(3)
Cost of insurance and administrative charges	(4)	(2)	-	(30)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(31)	31	20	119

Increase (decrease) in net assets derived from
principal transactions	(37)	33	20	143

Total increase (decrease) in net assets	(28)	35	20	161

Net assets at December 31, 2006	$ 33	$ 35	$ 20	$ 387

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Institutional Class	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Opportunities Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class

Net Assets at January 1, 2005	$ -	$ -	$ 1,049	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	21	9
Total realized gain (loss) on investments
and capital gains distributions	37	8	72	35
Net unrealized appreciation (depreciation)
of investments	208	46	(65)	(43)

Net increase (decrease) in net assets from operations	243	55	28	1
Changes from principal transactions:
Premiums	54	26	169	50
Surrenders and withdrawals	(58)	(1)	(56)	(19)
Cost of insurance and administrative charges	(54)	(13)	(90)	(39)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,208	472	(52)	1,801

Increase (decrease) in net assets derived from
principal transactions	2,150	484	(28)	1,793

Total increase (decrease) in net assets	2,393	539	-	1,794

Net assets at December 31, 2005	2,393	539	1,049	1,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	23	(11)
Total realized gain (loss) on investments
and capital gains distributions	81	124	70	42
Net unrealized appreciation (depreciation)
of investments	527	(46)	29	491

Net increase (decrease) in net assets from operations	587	78	122	522
Changes from principal transactions:
Premiums	291	34	181	244
Surrenders and withdrawals	(85)	(1)	(20)	(71)
Cost of insurance and administrative charges	(238)	(16)	(83)	(145)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	478	(634)	(58)	(93)

Increase (decrease) in net assets derived from
principal transactions	446	(617)	20	(65)

Total increase (decrease) in net assets	1,033	(539)	142	457

Net assets at December 31, 2006	$ 3,426	$ -	$ 1,191	$ 2,251

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING
	Oppenheimer		ING Pioneer	ING Stock
	Main Street	ING Pioneer	Mid Cap Value
	Portfolio® -	Fund Portfolio -	Portfolio -	Index Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Class	Class	Class	Class

Net Assets at January 1, 2005	$ 136	$ -	$ -	$ 12,416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(1)	(76)
Total realized gain (loss) on investments
and capital gains distributions	13	-	-	72
Net unrealized appreciation (depreciation)
of investments	(4)	-	24	469

Net increase (decrease) in net assets from operations	11	-	23	465
Changes from principal transactions:
Premiums	30	-	35	1,726
Surrenders and withdrawals	(12)	-	(23)	(638)
Cost of insurance and administrative charges	(16)	-	(17)	(1,114)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	35	-	750	(506)

Increase (decrease) in net assets derived from
principal transactions	37	-	745	(532)

Total increase (decrease) in net assets	48	-	768	(67)

Net assets at December 31, 2005	184	-	768	12,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	(1)	126
Total realized gain (loss) on investments
and capital gains distributions	4	-	13	327
Net unrealized appreciation (depreciation)
of investments	25	1	68	1,318
Net increase (decrease) in net assets from operations	32	1	80	1,771
Changes from principal transactions:
Premiums	47	-	121	1,672
Surrenders and withdrawals	(2)	-	(28)	(916)
Cost of insurance and administrative charges	(19)	-	(55)	(1,036)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	22	19	(157)	(574)

Increase (decrease) in net assets derived from
principal transactions	48	19	(119)	(854)

Total increase (decrease) in net assets	80	20	(39)	917

Net assets at December 31, 2006	$ 264	$ 20	$ 729	$ 13,266

The accompanying notes are an integral part of these financial statements.

52

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Van	ING Van
	Price Capital	Price Equity	Kampen Equity	Kampen
	Appreciation	Income	Growth	Growth and
	Portfolio -	Portfolio -	Portfolio -	Income
	Institutional	Institutional	Institutional	Portfolio -
	Class	Class	Class	Service Class

Net Assets at January 1, 2005	$ 3,181	$ 193	$ 5,507	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	4	(14)	-
Total realized gain (loss) on investments
and capital gains distributions	213	28	38	-
Net unrealized appreciation (depreciation)
of investments	37	(6)	734	2

Net increase (decrease) in net assets from operations	285	26	758	2
Changes from principal transactions:
Premiums	500	61	916	1
Surrenders and withdrawals	(143)	(67)	(304)	-
Cost of insurance and administrative charges	(249)	(38)	(526)	(1)
Benefit payments	(6)	-	(6)	-
Transfers between Divisions
(including fixed account), net	674	426	(402)	60

Increase (decrease) in net assets derived from
principal transactions	776	382	(322)	60

Total increase (decrease) in net assets	1,061	408	436	62
Net assets at December 31, 2005	4,242	601	5,943	62

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	7	(44)	1
Total realized gain (loss) on investments
and capital gains distributions	354	36	356	7
Net unrealized appreciation (depreciation)
of investments	238	71	(161)	3

Net increase (decrease) in net assets from operations	637	114	151	11
Changes from principal transactions:
Premiums	529	67	271	4
Surrenders and withdrawals	(71)	(29)	(539)	(1)
Cost of insurance and administrative charges	(280)	(47)	(445)	(4)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	169	2	(320)	10

Increase (decrease) in net assets derived from
principal transactions	347	(7)	(1,033)	9

Total increase (decrease) in net assets	984	107	(882)	20

Net assets at December 31, 2006	$ 5,226	$ 708	$ 5,061	$ 82

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Van	ING VP Index	ING Wells
	Kampen Real	Plus	Fargo Small	ING American
	Estate Portfolio	International	Cap Disciplined	Century Select
	- Institutional	Equity Portfolio	Portfolio -	Portfolio -
	Class	- Service Class	Service Class	Initial Class

Net Assets at January 1, 2005	$ 548	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	52	-	-	-
Net unrealized appreciation (depreciation)
of investments	81	-	-	-

Net increase (decrease) in net assets from operations	137	-	-	-
Changes from principal transactions:
Premiums	101	-	-	-
Surrenders and withdrawals	(74)	-	-	-
Cost of insurance and administrative charges	(47)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	239	-	-	-

Increase (decrease) in net assets derived from
principal transactions	219	-	-	-

Total increase (decrease) in net assets	356	-	-	-

Net assets at December 31, 2005	904	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	9	(3)	-
Total realized gain (loss) on investments
and capital gains distributions	133	28	44	-
Net unrealized appreciation (depreciation)
of investments	182	104	68	-

Net increase (decrease) in net assets from operations	323	141	109	-
Changes from principal transactions:
Premiums	25	117	189	-
Surrenders and withdrawals	(11)	(50)	(18)	-
Cost of insurance and administrative charges	(54)	(66)	(77)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(27)	1,638	1,926	-

Increase (decrease) in net assets derived from
principal transactions	(67)	1,639	2,020	-

Total increase (decrease) in net assets	256	1,780	2,129	-

Net assets at December 31, 2006	$ 1,160	$ 1,780	$ 2,129	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING JPMorgan
	Mid Cap Value	Growth	Value II	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ -	$ -	$ -	$ 108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	43
Net unrealized appreciation (depreciation)
of investments	(2)	1	-	(12)

Net increase (decrease) in net assets from operations	-	1	-	32
Changes from principal transactions:
Premiums	-	1	-	72
Surrenders and withdrawals	-	-	-	(42)
Cost of insurance and administrative charges	(1)	(1)	-	(37)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	27	42	-	389

Increase (decrease) in net assets derived from
principal transactions	26	42	-	382

Total increase (decrease) in net assets	26	43	-	414

Net assets at December 31, 2005	26	43	-	522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(3)	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	3	(5)	15
Net unrealized appreciation (depreciation)
of investments	3	9	13	74
Net increase (decrease) in net assets from operations	3	11	5	86
Changes from principal transactions:
Premiums	-	18	38	95
Surrenders and withdrawals	(8)	-	(30)	(37)
Cost of insurance and administrative charges	(2)	(7)	(18)	(49)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	97	618	57

Increase (decrease) in net assets derived from
principal transactions	(10)	108	608	66

Total increase (decrease) in net assets	(7)	119	613	152

Net assets at December 31, 2006	$ 19	$ 162	$ 613	$ 674

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Legg	ING Lord
	Mason Partners	Abbett U.S.	ING Neuberger	ING Neuberger
	Aggressive	Government	Berman	Berman
	Growth	Securities	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ 43	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	-	-
Net unrealized appreciation (depreciation)
of investments	(4)	-	-	-

Net increase (decrease) in net assets from operations	1	-	-	-
Changes from principal transactions:
Premiums	3	-	-	-
Surrenders and withdrawals	(1)	-	-	-
Cost of insurance and administrative charges	(1)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(25)	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(24)	-	-	-

Total increase (decrease) in net assets	(23)	-	-	-

Net assets at December 31, 2005	20	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	-	1	1

Net increase (decrease) in net assets from operations	2	1	1	1
Changes from principal transactions:
Premiums	1	-	-	1
Surrenders and withdrawals	(4)	-	-	-
Cost of insurance and administrative charges	(1)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2	12	17	4
Increase (decrease) in net assets derived from
principal transactions	(2)	12	17	5

Total increase (decrease) in net assets	-	13	18	6

Net assets at December 31, 2006	$ 20	$ 13	$ 18	$ 6

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING		ING T. Rowe
		Oppenheimer		Price
	ING	Strategic	ING PIMCO	Diversified Mid
	Oppenheimer	Income	Total Return	Cap Growth
	Global Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Service Class	Initial Class	Initial Class

Net Assets at January 1, 2005	$ -	$ -	$ 171	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	-	2	(43)
Total realized gain (loss) on investments
and capital gains distributions	116	-	3	159
Net unrealized appreciation (depreciation)
of investments	744	-	(1)	1,110

Net increase (decrease) in net assets from operations	877	-	4	1,226
Changes from principal transactions:
Premiums	491	-	24	717
Surrenders and withdrawals	(91)	-	(1)	(339)
Cost of insurance and administrative charges	(263)	-	(14)	(466)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	4,274	-	117	10,437

Increase (decrease) in net assets derived from
principal transactions	4,411	-	126	10,349

Total increase (decrease) in net assets	5,288	-	130	11,575

Net assets at December 31, 2005	5,288	-	301	11,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	-	4	(91)
Total realized gain (loss) on investments
and capital gains distributions	175	-	-	392
Net unrealized appreciation (depreciation)
of investments	726	-	7	636

Net increase (decrease) in net assets from operations	861	-	11	937
Changes from principal transactions:
Premiums	638	-	28	1,500
Surrenders and withdrawals	(509)	-	(1)	(472)
Cost of insurance and administrative charges	(382)	-	(17)	(895)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(269)	18	78	(540)

Increase (decrease) in net assets derived from
principal transactions	(522)	18	88	(407)

Total increase (decrease) in net assets	339	18	99	530
Net assets at December 31, 2006	$ 5,627	$ 18	$ 400	$ 12,105

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING VP
		ING Van	ING Van	Strategic
	ING UBS U.S.	Kampen	Kampen Equity	Allocation
	Large Cap	Comstock	and Income	Conservative
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Initial Class	Class I

Net Assets at January 1, 2005	$ -	$ 313	$ 77	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(32)	-
Total realized gain (loss) on investments
and capital gains distributions	-	24	56	-
Net unrealized appreciation (depreciation)
of investments	-	(8)	589	-

Net increase (decrease) in net assets from operations	-	17	613	-
Changes from principal transactions:
Premiums	-	75	548	1
Surrenders and withdrawals	-	(19)	(479)	-
Cost of insurance and administrative charges	-	(34)	(482)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	1	115	7,115	2

Increase (decrease) in net assets derived from
principal transactions	1	137	6,702	3
Total increase (decrease) in net assets	1	154	7,315	3
Net assets at December 31, 2005	1	467	7,392	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	87	-
Total realized gain (loss) on investments
and capital gains distributions	1	44	371	-
Net unrealized appreciation (depreciation)
of investments	-	32	376	-

Net increase (decrease) in net assets from operations	1	78	834	-
Changes from principal transactions:
Premiums	1	84	1,001	-
Surrenders and withdrawals	(1)	(24)	(437)	-
Cost of insurance and administrative charges	(1)	(36)	(696)	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	7	20	(449)	8

Increase (decrease) in net assets derived from
principal transactions	6	44	(581)	8

Total increase (decrease) in net assets	7	122	253	8
Net assets at December 31, 2006	$ 8	$ 589	$ 7,645	$ 11

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT S-L1
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic
	Allocation	Allocation	ING VP Index	ING VP Index
	Growth	Moderate	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net Assets at January 1, 2005	$ 3	$ -	$ 372	$ 675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	3	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	-	24	109
Net unrealized appreciation (depreciation)
of investments	6	1	(10)	(39)

Net increase (decrease) in net assets from operations	7	1	17	69
Changes from principal transactions:
Premiums	6	1	65	121
Surrenders and withdrawals	-	-	(21)	(15)
Cost of insurance and administrative charges	(3)	(2)	(45)	(59)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	132	108	(95)	(39)

Increase (decrease) in net assets derived from
principal transactions	135	107	(96)	8

Total increase (decrease) in net assets	142	108	(79)	77

Net assets at December 31, 2005	145	108	293	752

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	2	-
Total realized gain (loss) on investments
and capital gains distributions	9	2	8	86
Net unrealized appreciation (depreciation)
of investments	4	3	29	(26)

Net increase (decrease) in net assets from operations	15	6	39	60
Changes from principal transactions:
Premiums	9	1	55	105
Surrenders and withdrawals	(4)	-	(22)	(25)
Cost of insurance and administrative charges	(12)	(3)	(33)	(52)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(38)	(55)	(15)	(85)

Increase (decrease) in net assets derived from
principal transactions	(45)	(57)	(15)	(57)

Total increase (decrease) in net assets	(30)	(51)	24	3

Net assets at December 31, 2006	$ 115	$ 57	$ 317	$ 755

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP Value	ING VP High	MidCap
	Plus SmallCap	Opportunity	Yield Bond	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net Assets at January 1, 2005	$ 406	$ -	$ -	$ 242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	42	-	-	16
Net unrealized appreciation (depreciation)
of investments	(5)	(1)	-	3

Net increase (decrease) in net assets from operations	36	(1)	-	19
Changes from principal transactions:
Premiums	81	1	-	52
Surrenders and withdrawals	(3)	-	-	(15)
Cost of insurance and administrative charges	(43)	(1)	-	(23)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	57	131	4	(55)

Increase (decrease) in net assets derived from
principal transactions	92	131	4	(41)

Total increase (decrease) in net assets	128	130	4	(22)

Net assets at December 31, 2005	534	130	4	220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	57	-
Total realized gain (loss) on investments
and capital gains distributions	56	1	-	9
Net unrealized appreciation (depreciation)
of investments	19	18	22	6
Net increase (decrease) in net assets from operations	73	20	79	15
Changes from principal transactions:
Premiums	68	7	137	19
Surrenders and withdrawals	(27)	(2)	(35)	(3)
Cost of insurance and administrative charges	(43)	(9)	(79)	(22)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	48	(2)	1,244	(21)

Increase (decrease) in net assets derived from
principal transactions	46	(6)	1,267	(27)

Total increase (decrease) in net assets	119	14	1,346	(12)

Net assets at December 31, 2006	$ 653	$ 144	$ 1,350	$ | 208

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING VP
		SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Bond Portfolio -
	- Class S	Class I	Class I	Class I

Net Assets at January 1, 2005	$ -	$ 351	$ -	$ 313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	13
Total realized gain (loss) on investments
and capital gains distributions	-	16	-	-
Net unrealized appreciation (depreciation)
of investments	1	20	-	(3)

Net increase (decrease) in net assets from operations	1	35	-	10
Changes from principal transactions:
Premiums	-	70	-	83
Surrenders and withdrawals	-	(22)	-	(2)
Cost of insurance and administrative charges	-	(30)	-	(32)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	26	25	-	27

Increase (decrease) in net assets derived from
principal transactions	26	43	-	76

Total increase (decrease) in net assets	27	78	-	86

Net assets at December 31, 2005	27	429	-	399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	(5)	15
Total realized gain (loss) on investments
and capital gains distributions	6	26	-	(7)
Net unrealized appreciation (depreciation)
of investments	24	31	60	7
Net increase (decrease) in net assets from operations	31	56	55	15
Changes from principal transactions:
Premiums	14	88	84	86
Surrenders and withdrawals	-	(15)	(34)	(42)
Cost of insurance and administrative charges	(7)	(34)	(54)	(33)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	258	(18)	1,040	28

Increase (decrease) in net assets derived from
principal transactions	265	21	1,036	39
Total increase (decrease) in net assets	296	77	1,091	54
Net assets at December 31, 2006	$ 323	$ 506	$ 1,091	$ 453

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Neuberger	Neuberger
	Neuberger	Berman AMT	Berman AMT
	Berman AMT	Limited	Socially	Pioneer Small
	Growth	Maturity Bond	Responsive	Cap Value VCT
	Portfolio® -	Portfolio® -	Portfolio® -	Portfolio -
	Class I	Class I	Class I	Class I

Net Assets at January 1, 2005	$ -	$ -	$ -	$ 472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(3)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	38
Net unrealized appreciation (depreciation)
of investments	4	-	-	21

Net increase (decrease) in net assets from operations	4	-	-	56
Changes from principal transactions:
Premiums	-	-	-	58
Surrenders and withdrawals	-	-	-	(9)
Cost of insurance and administrative charges	-	-	-	(25)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	37	-	3	5

Increase (decrease) in net assets derived from
principal transactions	37	-	3	29

Total increase (decrease) in net assets	41	-	3	85

Net assets at December 31, 2005	41	-	3	557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	-	5	196
Net unrealized appreciation (depreciation)
of investments	(4)	-	-	(134)

Net increase (decrease) in net assets from operations	5	-	5	61
Changes from principal transactions:
Premiums	-	-	2	14
Surrenders and withdrawals	-	-	-	(4)
Cost of insurance and administrative charges	(1)	-	-	(9)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(45)	-	(10)	(619)

Increase (decrease) in net assets derived from
principal transactions	(46)	-	(8)	(618)

Total increase (decrease) in net assets	(41)	-	(3)	(557)

Net assets at December 31, 2006	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Putnam VT
Small Cap
Value Fund -
Class 1B Shares
Net Assets at January 1, 2005	$ 1,805

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98
Total realized gain (loss) on investments
and capital gains distributions	91
Net unrealized appreciation (depreciation)
of investments	(77)

Net increase (decrease) in net assets from operations	112
Changes from principal transactions:
Premiums	198
Surrenders and withdrawals	(63)
Cost of insurance and administrative charges	(120)
Benefit payments	-
Transfers between Divisions
(including fixed account), net	(73)

Increase (decrease) in net assets derived from
principal transactions	(58)

Total increase (decrease) in net assets	54
Net assets at December 31, 2005	1,859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	188
Total realized gain (loss) on investments
and capital gains distributions	488
Net unrealized appreciation (depreciation)	-
of investments	(465)

Net increase (decrease) in net assets from operations	211
Changes from principal transactions:
Premiums	68
Surrenders and withdrawals	(8)
Cost of insurance and administrative charges	(37)
Benefit payments	-
Transfers between Divisions
(including fixed account), net	(2,094)

Increase (decrease) in net assets derived from
principal transactions	(2,070)

Total increase (decrease) in net assets	(1,859)

Net assets at December 31, 2006	$ -

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements 1. Organization

Security Life of Denver Insurance Company Security Life Separate Account S-L1 (the “Account”) was established on February 25, 1994, by resolution of the Board of Directors of Southland Life Insurance Company (“Southland Life”).

Effective October 1, 2004 (the “merger date”), Southland Life was merged with and into Security Life of Denver Insurance Company (“SLD” or the “Company”). As of the merger date, Southland Life ceased to exist and was succeeded by Security Life. In conjunction with the merger the Account was transferred to Security Life and had its name changed to Security Life Separate Account S-L1. The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account supports the operations of the Future Dimensions Variable Universal Life, Survivor Dimensions Variable Universal Life and Market Dimensions Variable Universal Life policies (“Variable Universal Life Policies” or, collectively, “Policies”) offered by the Company.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the SLD fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be chargeable with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

As of December 31, 2006, the Account consisted of 77 investment divisions (the “Divisions”) available to the contractowners, 10 of which invest in independently managed mutual funds and 67 of which invest in mutual funds advised by an affiliate, either Directed Services, LLC or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (collectively, the “Trusts”).

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Investment Divisions with asset balances at December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING MarketPro Portfolio - Institutional Class**
AIM V.I. Core Equity Fund - Series I Shares**	ING MarketStyle Growth
American Funds Insurance Series:	Portfolio - Institutional Class **
American Funds Insurance Series® Growth	ING Marsico Growth Portfolio - Institutional Class
Fund - Class 2	ING Marsico International Opportunities
American Funds Insurance Series® Growth Income	Portfolio - Institutional Class*
Fund - Class 2	ING MFS Total Return Portfolio - Institutional Class
American Funds Insurance Series® International	ING MFS Utilities Portfolio - Service Class*
Fund - Class 2	ING Oppenheimer Main Street
Fidelity® Variable Insurance Products:	Portfolio® - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Pioneer Fund Portfolio - Institutional Class**
Fidelity® VIP Equity-Income	ING Pioneer Mid Cap Value
Portfolio - Service Class	Portfolio - Institutional Class*
Fidelity® Variable Insurance Products II:	ING Stock Index Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Contrafund® Portfolio - Service Class	Portfolio - Institutional Class
Fidelity® VIP Investment Grade Bond	ING T. Rowe Price Equity Income
Portfolio - Initial Class	Portfolio - Institutional Class
ING Investors Trust:	ING Van Kampen Equity Growth
ING AllianceBernstein Mid Cap Growth	Portfolio - Institutional Class
Portfolio - Institutional Class*	ING Van Kampen Growth and Income
ING BlackRock Large Cap Growth	Portfolio - Service Class*
Portfolio - Institutional Class**	ING Van Kampen Real Estate
ING Evergreen Health Sciences	Portfolio - Institutional Class
Portfolio - Institutional Class**	ING VP Index Plus International Equity
ING Evergreen Omega Portfolio - Institutional Class*	Portfolio - Service Class**
ING FMRSM Diversified Mid Cap	ING Wells Fargo Small Cap Disciplined
Portfolio - Institutional Class**	Portfolio - Service Class**
ING FMRSM Large Cap Growth	ING Partners, Inc.:
Portfolio - Institutional Class*	ING American Century Select
ING FMRSM Mid Cap Growth	Portfolio - Initial Class**
Portfolio - Institutional Class	ING American Century Small-Mid Cap Value
ING Global Resources Portfolio - Institutional Class	Portfolio - Initial Class*
ING JPMorgan Emerging Markets Equity	ING Baron Small Cap Growth
Portfolio - Institutional Class**	Portfolio - Initial Class*
ING JPMorgan Small Cap Core Equity	ING Columbia Small Cap Value II
Portfolio - Institutional Class	Portfolio - Initial Class**
ING JPMorgan Value Opportunities	ING JPMorgan Mid Cap Value
Portfolio - Institutional Class**	Portfolio - Initial Class
ING Julius Baer Foreign	ING Legg Mason Partners Aggressive Growth
Portfolio - Institutional Class*	Portfolio - Initial Class
ING Legg Mason Value Portfolio - Institutional Class	ING Lord Abbett U.S. Government Securities
ING LifeStyle Aggressive Growth	Portfolio - Initial Class**
Portfolio - Institutional Class**	ING Neuberger Berman Partners
ING LifeStyle Growth Portfolio - Institutional Class**	Portfolio - Initial Class**
ING LifeStyle Moderate Growth	ING Neuberger Berman Regency
Portfolio - Institutional Class**	Portfolio - Initial Class**
ING LifeStyle Moderate	ING Oppenheimer Global Portfolio - Initial Class*
Portfolio - Institutional Class**	ING Oppenheimer Strategic Income
ING Limited Maturity Bond Portfolio - Service Class	Portfolio - Service Class**
ING Liquid Assets Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Initial Class
ING Liquid Assets Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Lord Abbett Affiliated	Portfolio - Initial Class*
Portfolio - Institutional Class

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

ING UBS U.S. Large Cap Equity	ING Variable Products Trust:
Portfolio - Initial Class*	ING VP High Yield Bond Portfolio - Class I*
ING Van Kampen Comstock	ING VP MidCap Opportunities Portfolio - Class I
Portfolio - Initial Class	ING VP Real Estate Portfolio - Class S*
ING Van Kampen Equity and Income	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING Strategic Allocation Portfolios, Inc.:	ING VP Balanced Portfolio - Class I**
ING VP Strategic Allocation Conservative	ING VP Intermediate Bond Portfolio:
Portfolio - Class I*	ING VP Immediate Bond Portfolio - Class I
ING VP Strategic Allocation Growth	Neuberger Berman Advisers Management Trust:
Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING VP Strategic Allocation Moderate	Portfolio® - Class I*
Portfolio - Class I*
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	* Division added in 2005
ING VP Index Plus MidCap Portfolio - Class I	** Division added in 2006
ING VP Index Plus SmallCap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I*

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING Investors Trust:	ING Investors Trust:
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Initial Class	Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income
Portfolio - Class I	Portfolio - Class I
ING VP Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Balanced
Portfolio - Class I

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

During 2006, the following Divisions were closed to contractowners:

AIM V.I. Core Stock Fund - Series I Shares	ING FMRSM Diversified Mid Cap
Fidelity® VIP Growth Portfolio - Initial Class	Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class	ING JPMorgan Value Opportunities
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Service Class	ING Marsico International Opportunities
Fidelity® VIP Overseas Portfolio - Initial Class	Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Service Class	Neuberger Berman AMT Growth Portfolio® - Class I
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Neuberger Berman AMT Limited Maturity Bond
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	Portfolio® - Class I
ING Evergreen Health Sciences Portfolio - Service Class	Pioneer Small Cap Value VCT Portfolio - Class I
Putnam VT Small Cap Value Fund - Class IB Shares

The following Divisions were offered during 2006, but had no investments as of December 31, 2006:

ING American Century Large Company Value	ING MarketStyle Moderate Growth Portfolio - Class I
Portfolio - Initial Class	ING MarketStyle Moderate Portfolio - Class I
ING BlackRock Large Cap Value	ING Pioneer Fund Portfolio - Service Class
Portfolio - Institutional Class	ING UBS U.S. Allocation Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are accounted for on the date the order to buy or sell is confirmed. Distributions of net investment income and capital gains from each Fund are recorded on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of SLD.

Contractowner Reserves

Contractowner reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality, Expense Risk and Other Charges

Deductions include mortality and expense risk charges, a monthly cost of insurance charge, a monthly administrative charge, and any charges for optional insurance benefits.

For Future Dimensions and Survivor Dimensions Policies (Class A Policies), charges are made directly against the assets of the Divisions, and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of 0.90% of the average daily net asset value of each Division, is charged to the Account for mortality and expense risks assumed by SLD.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

For Market Dimensions Policies (Class B Policies), mortality and expense risk charges result in the redemption of units rather than in a deduction in the daily computation of unit values. A monthly deduction at an annual rate of 0.90% of the Account value is charged during policy years 1 through 5, and a lower rate is applied for years thereafter.

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of policies.

The monthly administrative charge currently ranges from $6 to a maximum of $10 for Future Dimensions and Market Dimensions policies. Monthly administrative charges for Survivor Dimensions policies are $0.09 per $1,000 of coverage, up to $212.50 in policy years 1-10, declining thereafter.

The monthly amount charged for optional insurance benefits varies based on a number of factors and is defined in the Policies.

Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the contractowners and for surrender charges and taxes from amounts paid to contractowners. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements.

Premium Taxes

Premiums are subject to a charge for premium and other state and local taxes. The amount and timing of the payment by SLD depends on the state of residence and currently is up to 4.00% of premiums.

4. Related Party Transactions

During the year ended December 31, 2006, management and service fees were paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at annual rates ranging from 0.00% to 1.25% of the average net assets of each respective Division.

Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment advisor to ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING VP Balanced Portfolio, Inc., and ING Variable Portfolios, Inc. The Funds’ advisory agreement provides for fees

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Division.

Additionally, management fees were paid to ING Life Insurance and Annuity Company (“ILIAC”), an affiliate of the Company, in its capacity as investment advisor to ING Partners, Inc. The Fund’s advisory agreement provides for fees at annual rates of 0.47% to 1.00% of the average net assets of each respective Division.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors Trust approved a consolidation of the Advisory functions for all of the Portfolios. Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized DSL, and ILIAC’s advisory contracts will be assumed by DSL.

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year Ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Core Equity Fund - Series I Shares	$ 1,716	$ 291	$ -	$ -
AIM V.I. Core Stock Fund - Series I Shares	40	1,745	158	234
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	344	176	593	90
American Funds Insurance Series® Growth Income Fund - Class 2	202	200	328	64
American Funds Insurance Series® International Fund - Class 2	337	243	602	76
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	812	678	385	532
Fidelity® VIP Equity-Income Portfolio - Service Class	328	111	193	64
Fidelity® VIP Growth Portfolio - Initial Class	108	4,118	222	406
Fidelity® VIP Growth Portfolio - Service Class	21	656	88	116
Fidelity® VIP High Income Portfolio - Initial Class	20	1,147	263	383
Fidelity® VIP High Income Portfolio - Service Class	5	255	59	36
Fidelity® VIP Money Market Portfolio - Initial Class	8	8	-	-
Fidelity® VIP Overseas Portfolio - Initial Class	105	1,282	104	134
Fidelity® VIP Overseas Portfolio - Service Class	34	519	33	54
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	38	879	67	97
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	12	218	34	28
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,252	1,022	462	816
Fidelity® VIP Contrafund® Portfolio - Service Class	227	246	140	187
Fidelity® VIP Index 500 Portfolio - Initial Class	61	61	-	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	230	661	333	446
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	167	77	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	7	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	2	2	-	-
ING Evergreen Health Sciences Portfolio - Institutional Class	80	8	-	-
ING Evergreen Health Sciences Portfolio - Service Class	-	42	39	-
ING Evergreen Omega Portfolio - Institutional Class	282	554	4,482	272
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	170	25	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	12	70	51	-
ING FMRSM Large Cap Growth Portfolio - Institutional Class	4,951	935	5,106	206
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	22	122	170	104
ING Global Resources Portfolio - Institutional Class	593	229	349	152
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	230	8	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	258	547	573	270
ING JPMorgan Value Opportunities Portfolio - Institutional Class	860	31	-	-

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

		Year Ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Service Class	$ 21	$ 755	$ 682	$ 9
ING Julius Baer Foreign Portfolio - Institutional Class	248	20	223	5
ING Legg Mason Value Portfolio - Institutional Class	21	13	51	4
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	16	-	-	-
ING LifeStyle Growth Portfolio - Institutional Class	470	23	-	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	45	8	-	-
ING LifeStyle Moderate Portfolio - Institutional Class	26	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	254	43	50	82
ING Liquid Assets Portfolio - Institutional Class	1,342	821	1,364	1,656
ING Liquid Assets Portfolio - Service Class	358	257	553	642
ING Lord Abbett Affiliated Portfolio - Institutional Class	7	37	14	5
ING MarketPro Portfolio - Institutional Class	33	-	-	-
ING MarketStyle Growth Portfolio - Institutional Class	37	17	-	-
ING Marsico Growth Portfolio - Institutional Class	171	30	233	131
ING Marsico International Opportunities Portfolio - Institutional Class	862	427	2,340	162
ING Marsico International Opportunities Portfolio - Service Class	19	636	516	25
ING MFS Total Return Portfolio - Institutional Class	209	118	253	224
ING MFS Utilities Portfolio - Service Class	323	389	1,907	68
ING Oppenheimer Main Street Portfolio® - Institutional Class	75	24	126	87
ING Pioneer Fund Portfolio - Institutional Class	19	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	89	207	802	59
ING Stock Index Portfolio - Institutional Class	951	1,578	576	1,185
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	904	217	1,251	313
ING T. Rowe Price Equity Income Portfolio - Institutional Class	139	111	497	100
ING Van Kampen Equity Growth Portfolio - Institutional Class	299	1,188	307	644
ING Van Kampen Growth and Income Portfolio - Service Class	25	9	61	2
ING Van Kampen Real Estate Portfolio - Institutional Class	168	150	349	101
ING VP Index Plus International Equity Portfolio - Service Class	1,897	211	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	2,255	196	-	-
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	-	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Initial Class	-	10	28	1
ING Baron Small Cap Growth Portfolio - Initial Class	127	19	42	1
ING Columbia Small Cap Value II Portfolio - Initial Class	686	82	-	-
ING JPMorgan Mid Cap Value Portfolio - Initial Class	184	116	469	51
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	4	7	8	32
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	13	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	18	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	14	9	-	-
ING Oppenheimer Global Portfolio - Initial Class	219	772	4,791	273
ING Oppenheimer Strategic Income Portfolio - Service Class	18	-	-	-
ING PIMCO Total Return Portfolio - Initial Class	115	24	137	6

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

		Year Ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	$ 662	$ 909	$ 11,041	$ 636
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	22	17	1	-
ING Van Kampen Comstock Portfolio - Initial Class	152	79	182	29
ING Van Kampen Equity and Income Portfolio - Initial Class	930	1,166	7,424	747
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8	-	3	-
ING VP Strategic Allocation Growth Portfolio - Class I	78	118	153	18
ING VP Strategic Allocation Moderate Portfolio - Class I	5	59	110	3
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	42	56	136	229
ING VP Index Plus MidCap Portfolio - Class I	144	144	239	181
ING VP Index Plus SmallCap Portfolio - Class I	133	58	161	44
ING VP Value Opportunity Portfolio - Class I	6	10	130	-
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	1,463	162	4	-
ING VP MidCap Opportunities Portfolio - Class I	14	41	36	76
ING VP Real Estate Portfolio - Class S	277	6	28	1
ING VP SmallCap Opportunities Portfolio - Class I	88	67	85	44
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	1,083	53	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	158	104	138	48
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	3	49	37	1
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	1	1	5	4
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	67	74	5	2
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class I	12	632	99	56
Putnam Variable Trust:
Putnam VT Small Cap Value Fund - Class IB Shares	229	2,111	375	336

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

6. Changes in Units

The net changes in units outstanding follow:

			Year Ended December 31
		2006			2005

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Core Equity Fund - Series I Shares	170,094	27,497	142,597	-	-	-
AIM V.I. Core Stock Fund - Series I Shares	4,132	117,356	(113,224)	22,582	27,975	(5,393)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	26,595	17,937	8,658	46,619	13,022	33,597
American Funds Insurance Series® Growth Income Fund - Class 2	13,934	15,963	(2,029)	39,398	9,272	30,126
American Funds Insurance Series® International Fund - Class 2	21,047	18,029	3,018	26,133	8,083	18,050
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	24,087	43,222	(19,135)	27,867	44,771	(16,904)
Fidelity® VIP Equity-Income Portfolio - Service Class	16,861	13,953	2,908	19,740	12,600	7,140
Fidelity® VIP Growth Portfolio - Initial Class	249,329	481,429	(232,100)	42,911	53,557	(10,646)
Fidelity® VIP Growth Portfolio - Service Class	4,071	74,861	(70,790)	18,429	22,545	(4,116)
Fidelity® VIP High Income Portfolio - Initial Class	3,916	98,351	(94,435)	16,566	40,965	(24,399)
Fidelity® VIP High Income Portfolio - Service Class	771	20,733	(19,962)	3,423	4,498	(1,075)
Fidelity® VIP Money Market Portfolio - Initial Class	1,711	1,711	-	-	-	-
Fidelity® VIP Overseas Portfolio - Initial Class	5,949	68,830	(62,881)	10,615	12,465	(1,850)
Fidelity® VIP Overseas Portfolio - Service Class	26,397	64,179	(37,782)	5,207	7,655	(2,448)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	52,853	103,709	(50,856)	6,926	9,796	(2,870)
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	618	18,140	(17,522)	3,604	3,535	69
Fidelity® VIP Contrafund® Portfolio - Initial Class	46,266	65,031	(18,765)	55,810	69,038	(13,228)
Fidelity® VIP Contrafund® Portfolio - Service Class	12,500	21,362	(8,862)	17,393	21,151	(3,758)
Fidelity® VIP Index 500 Portfolio - Initial Class	8,339	8,339	-	-	-	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	12,148	44,324	(32,176)	29,832	46,783	(16,951)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

			Year Ended December 31
	2006			2005

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	12,810	6,460	6,350	20	1	19
ING BlackRock Large Cap Growth Portfolio - Institutional Class	600	31	569	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	-	-	-	-	-	-
ING Evergreen Health Sciences Portfolio - Institutional Class	6,456	316	6,140	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	-	3,490	(3,490)	3,492	2	3,490
ING Evergreen Omega Portfolio - Institutional Class	63,800	84,377	(20,577)	417,579	38,873	378,706
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	16,547	2,942	13,605	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,108	6,172	(5,064)	5,065	1	5,064
ING FMRSM Large Cap Growth Portfolio - Institutional Class	555,358	181,804	373,554	508,973	34,425	474,548
ING FMRSM Mid Cap Growth Portfolio - Institutional Class	5,351	17,892	(12,541)	33,753	24,348	9,405
ING Global Resources Portfolio - Institutional Class	20,785	11,202	9,583	16,932	8,398	8,534
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	22,983	969	22,014	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	38,605	63,344	(24,739)	55,722	51,138	4,584
ING JPMorgan Value Opportunities Portfolio - Institutional Class	78,981	7,660	71,321	-	-	-
ING JPMorgan Value Opportunities Portfolio - Service Class	-	64,376	(64,376)	66,237	1,861	64,376
ING Julius Baer Foreign Portfolio - Institutional Class	19,602	2,556	17,046	19,378	705	18,673
ING Legg Mason Value Portfolio - Institutional Class	1,834	1,212	622	4,633	414	4,219
ING LifeStyle Aggressive Growth Portfolio - Institutional Class	1,132	15	1,117	-	-	-
ING LifeStyle Growth Portfolio - Institutional Class	37,821	2,486	35,335	-	-	-
ING LifeStyle Moderate Growth Portfolio - Institutional Class	3,525	696	2,829	-	-	-
ING LifeStyle Moderate Portfolio - Institutional Class	2,156	32	2,124	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	22,611	4,574	18,037	4,286	8,506	(4,219)
ING Liquid Assets Portfolio - Institutional Class	148,200	104,776	43,424	156,441	188,559	(32,118)
ING Liquid Assets Portfolio - Service Class	32,417	28,521	3,896	52,560	62,927	(10,367)
ING Lord Abbett Affiliated Portfolio - Institutional Class	95	2,249	(2,154)	1,070	513	557
ING MarketPro Portfolio - Institutional Class	3,362	161	3,201	-	-	-
ING MarketStyle Growth Portfolio - Institutional Class	3,276	1,494	1,782	-	-	-
ING Marsico Growth Portfolio - Institutional Class	12,662	3,528	9,134	18,120	10,824	7,296
ING Marsico International Opportunities Portfolio - Institutional Class	99,578	51,352	48,226	209,522	17,934	191,588
ING Marsico International Opportunities Portfolio - Service Class	2,398	45,383	(42,985)	46,015	3,030	42,985

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

			Year Ended December 31
		2006			2005

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING MFS Total Return Portfolio - Institutional Class	15,423	14,144	1,279	21,580	23,985	(2,405)
ING MFS Utilities Portfolio - Service Class	37,057	42,519	(5,462)	166,049	9,412	156,637
ING Oppenheimer Main Street Portfolio® - Institutional Class	8,682	3,619	5,063	16,199	12,043	4,156
ING Pioneer Fund Portfolio - Institutional Class	1,536	14	1,522	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	11,950	22,709	(10,759)	76,844	6,927	69,917
ING Stock Index Portfolio - Institutional Class	155,610	224,993	(69,383)	180,617	229,388	(48,771)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	46,610	26,540	20,070	85,618	36,036	49,582
ING T. Rowe Price Equity Income Portfolio - Institutional Class	8,621	9,037	(416)	35,886	9,376	26,510
ING Van Kampen Equity Growth Portfolio - Institutional Class	25,190	111,124	(85,934)	89,803	119,718	(29,915)
ING Van Kampen Growth and Income Portfolio - Service Class	1,736	933	803	5,706	191	5,515
ING Van Kampen Real Estate Portfolio - Institutional Class	4,087	6,888	(2,801)	20,686	7,759	12,927
ING VP Index Plus International Equity Portfolio - Service Class	162,478	24,283	138,195	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	230,545	27,788	202,757	-	-	-
ING Partners, Inc.:
ING American Century Select Portfolio - Initial Class	30	10	20	-	-	-
ING American Century Small-Mid Cap Value Portfolio - Initial Class	6	835	(829)	2,296	55	2,241
ING Baron Small Cap Growth Portfolio - Initial Class	10,844	2,027	8,817	3,989	118	3,871
ING Columbia Small Cap Value II Portfolio - Initial Class	70,858	10,341	60,517	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Initial Class	12,346	8,930	3,416	30,137	5,653	24,484
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	305	439	(134)	625	2,435	(1,810)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	1,231	7	1,224	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	1,810	38	1,772	-	-	-
ING Neuberger Berman Regency Portfolio - Initial Class	1,547	988	559	-	-	-
ING Oppenheimer Global Portfolio - Initial Class	56,072	95,834	(39,762)	493,228	53,617	439,611
ING Oppenheimer Strategic Income Portfolio - Service Class	1,699	7	1,692	-	-	-
ING PIMCO Total Return Portfolio - Initial Class	11,363	3,424	7,939	13,488	1,635	11,853
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	129,315	162,746	(33,431)	1,095,429	109,410	986,019
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,897	1,385	512	128	4	124
ING Van Kampen Comstock Portfolio - Initial Class	11,298	8,026	3,272	15,781	4,779	11,002
ING Van Kampen Equity and Income Portfolio - Initial Class	89,840	137,902	(48,062)	735,111	105,264	629,847

77

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

			Year Ended December 31
	2006			2005

		Units	Net Increase		Units	Net Increase
	Units Issued	Redeemed	(Decrease)	Units Issued	Redeemed	(Decrease)

ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	713	38	675	284	25	259
ING VP Strategic Allocation Growth Portfolio - Class I	6,372	10,086	(3,714)	13,954	1,677	12,277
ING VP Strategic Allocation Moderate Portfolio - Class I	142	5,202	(5,060)	10,000	320	9,680
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	5,463	6,810	(1,347)	14,622	22,977	(8,355)
ING VP Index Plus MidCap Portfolio - Class I	9,297	13,470	(4,173)	18,460	17,879	581
ING VP Index Plus SmallCap Portfolio - Class I	9,347	6,256	3,091	12,573	5,581	6,992
ING VP Value Opportunity Portfolio - Class I	674	1,160	(486)	13,129	79	13,050
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	142,858	23,199	119,659	372	10	362
ING VP MidCap Opportunities Portfolio - Class I	1,674	4,065	(2,391)	5,403	9,450	(4,047)
ING VP Real Estate Portfolio - Class S	19,630	1,304	18,326	2,792	435	2,357
ING VP SmallCap Opportunities Portfolio - Class I	12,642	10,208	2,434	14,053	8,996	5,057
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	113,525	10,182	103,343	-	-	-
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	15,222	12,009	3,213	13,129	6,705	6,424
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	264	3,557	(3,293)	3,294	1	3,293
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	81	123	(42)	478	436	42
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	5,531	5,735	(204)	919	680	239
Pioneer Variable Contracts Trust:
Pioneer Small Cap Value VCT Portfolio - Class I	1,543	41,124	(39,581)	8,467	5,966	2,501
Putnam Variable Trust:
Putnam VT Small Cap Value Fund - Class IB Shares	36,407	135,665	(99,258)	22,346	25,538	(3,192)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

7.	Unit Summary

	Accumulation unit value information for units outstanding, by contract type, as of
	December 31, 2006 follows:

	Division/Contract	Units Outstanding	Unit Value	Extended Value

	AIM V.I. Core Equity Fund - Series I Shares

	Contracts in accumulation period:

	Class A	109,901.776	$ 10.90	$ 1,197,929

	Class B	32,695.074	10.96	358,338

		142,596.850		$ 1,556,267

	American Funds Insurance Series® Growth Fund - Class 2

	Contracts in accumulation period:

	Class A	71,122.199	$ 18.04	$ 1,283,044

	Class B	39,574.792	18.65	738,070

		110,696.991		$ 2,021,114

	American Funds Insurance Series® Growth Income Fund - Class 2

	Contracts in accumulation period:

	Class A	32,316.044	$ 16.89	$ 545,818

	Class B	29,365.294	17.46	512,718

		61,681.338		$ 1,058,536

	American Funds Insurance Series® International Fund - Class 2

	Contracts in accumulation period:

	Class A	49,961.689	$ 23.24	$ 1,161,110

	Class B	18,634.815	24.03	447,795

		68,596.504		$ 1,608,905

	Fidelity® VIP Equity-Income Portfolio - Initial Class

	Contracts in accumulation period:

	Class A	172,372.714	$ 23.34	$ 4,023,179

		172,372.714		$ 4,023,179

	Fidelity® VIP Equity-Income Portfolio - Service Class

	Contracts in accumulation period:

	Class A	21,615.630	$ 13.75	$ 297,215

	Class B	69,817.049	14.70	1,026,311

		91,432.679		$ 1,323,526

	Fidelity® VIP Contrafund® Portfolio - Initial Class

	Contracts in accumulation period:

	Class A	309,921.832	$ 28.55	$ 8,848,268

		309,921.832		$ 8,848,268

	Fidelity® VIP Contrafund® Portfolio - Service Class

	Contracts in accumulation period:

	Class A	17,277.140	$ 14.52	$ 250,864

	Class B	67,730.521	16.72	1,132,454

		85,007.661		$ 1,383,318

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Investment Grade Bond

Portfolio - Initial Class

Contracts in accumulation period:

Class A	92,437.221	$ 17.14	$ 1,584,374

Class B	45,107.977	13.69	617,528

	137,545.198		$ 2,201,902

ING AllianceBernstein Mid Cap Growth

Portfolio - Institutional Class

Contracts in accumulation period:

Class A	5,760.429	$ 12.92	$ 74,425

Class B	608.703	13.12	7,986

	6,369.132		$ 82,411

ING BlackRock Large Cap Growth

Portfolio - Institutional Class

Contracts in accumulation period:

Class A	569.262	$ 12.36	$ 7,036

	569.262		$ 7,036

ING Evergreen Health Sciences

Portfolio - Institutional Class

Contracts in accumulation period:

Class A	2,096.680	$ 12.36	$ 25,915

Class B	4,043.548	12.56	50,787

	6,140.228		$ 76,702

ING Evergreen Omega Portfolio - Institutional Class

Contracts in accumulation period:

Class A	288,023.441	$ 11.99	$ 3,453,401

Class B	70,105.159	12.18	853,881

	358,128.600		$ 4,307,282

ING FMRSM Diversified Mid Cap Portfolio - Institutional Class

Contracts in accumulation period:

Class A	6,239.617	$ 9.89	$ 61,710

Class B	7,365.628	9.95	73,288

	13,605.245		$ 134,998

ING FMRSM Large Cap Growth

Portfolio - Institutional Class

Contracts in accumulation period:

Class A	731,943.078	$ 10.78	$ 7,890,346

Class B	116,157.958	10.94	1,270,768

	848,101.036		$ 9,161,114

ING FMRSM Mid Cap Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class A	46,804.836	$ 6.48	$ 303,295

Class B	33,864.617	11.63	393,845

	80,669.453		$ 697,140

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Global Resources Portfolio - Institutional Class

Contracts in accumulation period:

Class A	14,056.924	$ 26.93	$ 378,553

Class B	16,742.617	27.84	466,114

	30,799.541		$ 844,667

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class

Contracts in accumulation period:

Class A	17,910.672	$ 11.42	$ 204,540

Class B	4,103.072	11.49	47,144

	22,013.744		$ 251,684

ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class

Contracts in accumulation period:

Class A	165,924.303	$ 14.35	$ 2,381,014

Class B	41,336.399	14.70	607,645

	207,260.702		$ 2,988,659

ING JPMorgan Value Opportunities Portfolio - Institutional Class

Contracts in accumulation period:

Class A	37,113.887	$ 12.74	$ 472,831

Class B	34,206.695	12.93	442,293

	71,320.582		$ 915,124

ING Julius Baer Foreign Portfolio - Institutional Class

Contracts in accumulation period:

Class A	14,378.801	$ 15.17	$ 218,126

Class B	21,340.692	15.40	328,647

	35,719.493		$ 546,773

ING Legg Mason Value Portfolio - Institutional Class

Contracts in accumulation period:

Class A	4,040.822	$ 12.64	$ 51,076

Class B	1,979.063	12.94	25,609

	6,019.885		$ 76,685

ING LifeStyle Aggressive Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class A	1,117.100	$ 14.38	$ 16,064

	1,117.100		$ 16,064

ING LifeStyle Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class A	20,000.347	$ 13.73	$ 274,605

Class B	15,334.843	13.82	211,928

	35,335.190		$ 486,533

ING LifeStyle Moderate Growth Portfolio - Institutional Class

Class A	1,696.213	$ 13.09	$ 22,203

Class B	1,133.239	13.17	14,925

	2,829.452		$ 37,128

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements
Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Institutional Class

Contracts in accumulation period:

Class A	2,123.810	$ 12.61	$ 26,781

	2,123.810		$ 26,781

ING Limited Maturity Bond Portfolio - Service Class

Contracts in accumulation period:

Class A	33,295.277	$ 11.26	$ 374,905

Class B	8,884.599	13.99	124,296

	42,179.876		$ 499,201

ING Liquid Assets Portfolio - Institutional Class

Contracts in accumulation period:

Class A	187,112.776	$ 10.65	$ 1,992,751

	187,112.776		$ 1,992,751

ING Liquid Assets Portfolio - Service Class

Contracts in accumulation period:

Class A	46,170.584	$ 10.92	$ 504,183

Class B	65,155.407	12.48	813,139

	111,325.991		$ 1,317,322

ING Lord Abbett Affiliated Portfolio - Institutional Class

Contracts in accumulation period:

Class A	1,220.674	$ 17.40	$ 21,240

Class B	665.115	17.99	11,965

	1,885.789		$ 33,205

ING MarketPro Portfolio - Institutional Class

Contracts in accumulation period:

Class A	2,175.048	$ 10.96	$ 23,839

Class B	1,026.409	11.07	11,362

	3,201.457		$ 35,201

ING MarketStyle Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class B	1,782.068	$ 11.37	$ 20,262

	1,782.068		$ 20,262

ING Marsico Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class A	12,495.490	$ 16.10	$ 201,177

Class B	11,151.292	16.65	185,669

	23,646.782		$ 386,846

ING Marsico International Opportunities

Portfolio - Institutional Class

Contracts in accumulation period:

Class A	182,866.518	$ 15.37	$ 2,810,658

Class B	56,946.944	10.81	615,596

	239,813.462		$ 3,426,254

81

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING MFS Total Return Portfolio - Institutional Class

Contracts in accumulation period:

Class A	42,169.241	$ 14.08	$ 593,743

Class B	35,791.889	16.68	597,009

	77,961.130		$ 1,190,752

ING MFS Utilities Portfolio - Service Class

Contracts in accumulation period:

Class A	111,227.374	$ 14.83	$ 1,649,502

Class B	39,946.945	15.05	601,202

	151,174.319		$ 2,250,704

ING Oppenheimer Main Street Portfolio® - Institutional Class

Contracts in accumulation period:

Class A	6,895.072	$ 9.56	$ 65,917

Class B	17,437.718	11.37	198,267

	24,332.790		$ 264,184

ING Pioneer Fund Portfolio - Institutional Class

Contracts in accumulation period:

Class A	708.673	$ 12.76	$ 9,043

Class B	813.295	12.95	10,532

	1,521.968		$ 19,575

ING Pioneer Mid Cap Value Portfolio - Institutional Class

Contracts in accumulation period:

Class A	28,189.917	$ 12.23	$ 344,763

Class B	30,968.417	12.42	384,628

	59,158.334		$ 729,391

ING Stock Index Portfolio - Institutional Class

Contracts in accumulation period:

Class A	690,607.248	$ 13.04	$ 9,005,519

Class B	319,238.738	13.35	4,261,837

	1,009,845.986		$ 13,267,356

ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class

Contracts in accumulation period:

Class A	165,352.773	$ 18.51	$ 3,060,680

Class B	111,042.990	19.50	2,165,338

	276,395.763		$ 5,226,018

ING T. Rowe Price Equity IncomePortfolio - Institutional Class

Contracts in accumulation period:

Class A	19,266.293	$ 17.67	$ 340,435

Class B	20,126.290	18.27	367,707

	39,392.583		$ 708,142

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Equity Growth Portfolio - Institutional Class

Contracts in accumulation period:

Class A	355,602.627	$ 12.62	$ 4,487,705

Class B	44,300.551	12.93	572,806

	399,903.178		$ 5,060,511

ING Van Kampen Growth and Income Portfolio - Service Class

Contracts in accumulation period:

Class A	2,645.009	$ 12.84	$ 33,962

Class B	3,673.478	13.03	47,865

	6,318.487		$ 81,827

ING Van Kampen Real Estate Portfolio - Institutional Class

Contracts in accumulation period:

Class A	31,330.844	$ 28.02	$ 877,890

Class B	9,742.415	28.97	282,238

	41,073.259		$ 1,160,128

ING VP Index Plus International Equity Portfolio - Service Class

Contracts in accumulation period:

Class A	113,045.067	$ 12.86	$ 1,453,760

Class B	25,149.552	12.98	326,441

	138,194.619		$ 1,780,201

ING Wells Fargo Small Cap Disciplined Portfolio - Service Class

Contracts in accumulation period:

Class A	130,169.488	$ 10.48	$ 1,364,176

Class B	72,587.917	10.54	765,077

	202,757.405		$ 2,129,253

ING American Century Select Portfolio - Initial Class

Contracts in accumulation period:

Class A	19.811	$ 10.48	$ 208

	19.811		$ 208

ING American Century Small-Mid Cap Value Portfolio - Initial Class

Contracts in accumulation period:

Class A	868.959	$ 13.08	$ 11,366

Class B	542.422	13.28	7,203

	1,411.381		$ 18,569

ING Baron Small Cap Growth Portfolio - Initial Class

Contracts in accumulation period:

Class A	6,280.345	$ 12.68	$ 79,635

Class B	6,407.554	12.88	82,529

	12,687.899		$ 162,164

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Initial Class

Contracts in accumulation period:

Class A	46,210.867	$ 10.11	$ 467,192

Class B	14,306.387	10.17	145,496

	60,517.254		$ 612,688

ING JPMorgan Mid Cap Value Portfolio - Initial Class

Contracts in accumulation period:

Class A	19,082.389	$ 19.00	$ 362,565

Class B	15,836.930	19.65	311,196

	34,919.319		$ 673,761

ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class

Contracts in accumulation period:

Class A	1,028.224	$ 16.74	$ 17,212

Class B	133.704	17.31	2,314

	1,161.928		$ 19,526

ING Lord Abbett U.S. Government Securities Portfolio - Initial Class

Contracts in accumulation period:

Class A	1,223.656	$ 10.46	$ 12,799

	1,223.656		$ 12,799

ING Neuberger Berman Partners Portfolio - Initial Class

Contracts in accumulation period:

Class A	1,771.824	$ 10.37	$ 18,374

	1,771.824		$ 18,374

ING Neuberger Berman Regency Portfolio - Initial Class

Contracts in accumulation period:

Class A	558.988	$ 10.13	$ 5,663

	558.988		$ 5,663

ING Oppenheimer Global Portfolio - Initial Class

Contracts in accumulation period:

Class A	360,058.259	$ 14.05	$ 5,058,819

Class B	39,791.088	14.27	567,819

	399,849.347		$ 5,626,638

ING Oppenheimer Strategic Income Portfolio - Service Class

Contracts in accumulation period:

Class A	1,555.435	$ 10.87	$ 16,908

Class B	136.124	11.03	1,501

	1,691.559		$ 18,409

ING PIMCO Total Return Portfolio - Initial Class

Contracts in accumulation period:

Class A	31,051.648	$ 11.08	$ 344,052

Class B	4,858.367	11.45	55,628

	35,910.015		$ 399,680

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Contracts in accumulation period:

Class A	817,333.985	$ 12.68	$ 10,363,795

Class B	135,253.598	12.88	1,742,066

	952,587.583		$ 12,105,861

ING UBS U.S. Large Cap Equity Portfolio - Initial Class

Contracts in accumulation period:

Class A	561.734	$ 12.80	$ 7,190

Class B	74.729	12.99	971

	636.463		$ 8,161

ING Van Kampen Comstock Portfolio - Initial Class

Contracts in accumulation period:

Class A	21,514.144	$ 14.74	$ 317,118

Class B	17,708.129	15.38	272,351

	39,222.273		$ 589,469

ING Van Kampen Equity and Income Portfolio - Initial Class

Contracts in accumulation period:

Class A	499,618.826	$ 12.90	$ 6,445,083

Class B	89,237.088	13.46	1,201,131

	588,855.914		$ 7,646,214

ING VP Strategic Allocation Conservative Portfolio - Class I

Contracts in accumulation period:

Class A	934.180	$ 11.58	$ 10,818

	934.180		$ 10,818

ING VP Strategic Allocation Growth Portfolio - Class I

Contracts in accumulation period:

Class A	8,870.472	$ 12.96	$ 114,961

	8,870.472		114,961

ING VP Strategic Allocation Moderate Portfolio - Class I

Contracts in accumulation period:

Class A	4,620.741	$ 12.28	$ 56,743

	4,620.741		$ 56,743

ING VP Index Plus LargeCap Portfolio - Class I

Contracts in accumulation period:

Class A	13,467.362	$ 12.90	$ 173,729

Class B	10,609.282	13.46	142,801

	24,076.644		$ 316,530

ING VP Index Plus MidCap Portfolio - Class I

Contracts in accumulation period:

Class A	37,313.083	$ 14.96	$ 558,204

Class B	12,578.794	15.61	196,355

	49,891.877		$ 754,559

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I

Contracts in accumulation period:

Class A	28,335.774	$ 16.05	$ 454,789

Class B	11,856.929	16.75	198,604

	40,192.703		$ 653,393

ING VP Value Opportunity Portfolio - Class I

Contracts in accumulation period:

Class A	5,979.633	$ 11.41	$ 68,228

Class B	6,583.740	11.53	75,911

	12,563.373		$ 144,139

ING VP High Yield Bond Portfolio - Class I

Contracts in accumulation period:

Class A	100,254.077	$ 11.22	$ 1,124,851

Class B	19,767.133	11.39	225,148

	120,021.210		$ 1,349,999

ING VP MidCap Opportunities Portfolio - Class I

Contracts in accumulation period:

Class A	3,336.520	$ 11.72	$ 39,104

Class B	13,662.477	12.35	168,732

	16,998.997		$ 207,836

ING VP Real Estate Portfolio - Class S

Contracts in accumulation period:

Class A	16,954.975	$ 15.59	$ 264,328

Class B	3,728.929	15.83	59,029

	20,683.904		$ 323,357

ING VP SmallCap Opportunities Portfolio - Class I

Contracts in accumulation period:

Class A	12,062.752	$ 9.78	$ 117,974

Class B	37,685.708	10.30	388,163

	49,748.460		$ 506,137

ING VP Balanced Portfolio - Class I

Contracts in accumulation period:

Class A	84,879.712	$ 10.54	$ 894,632

Class B	18,463.110	10.61	195,894

	103,342.822		$ 1,090,526

ING VP Intermediate Bond Portfolio - Class I

Contracts in accumulation period:

Class A	25,421.520	$ 12.43	$ 315,989

Class B	10,539.402	12.97	136,696

	35,960.922		$ 452,685

Neuberger Berman AMT Socially Responsive Portfolio® - Class 1

Contracts in accumulation period:

Class A	34.657	$ 12.81	$ 444

	34.657		$ 444

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for Variable Universal Life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Core Equity Fund - Series I Shares
2006	143	$10.90 to $10.96	$ 1,556	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
American Funds Insurance Series® Growth Fund - Class 2
2006	111	$18.04 to $18.65	2,021	0.82%	0.00% to 0.90%	9.20% to 10.22%
2005	102	$16.52 to $16.92	1,699	0.76%	0.00% to 0.90%	15.20% to 16.21%
2004	68	$14.34 to $14.56	986	0.16%	0.00% to 0.90%	11.51% to 12.43%
2003	19	$12.86 to $12.95	248	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® Growth Income Fund - Class 2
2006	62	$16.89 to $17.46	1,059	1.55%	0.00% to 0.90%	14.12% to 15.17%
2005	64	$14.80 to $15.16	954	1.51%	0.00% to 0.90%	4.89% to 5.87%
2004	46	$14.11 to $14.32	649	1.25%	0.00% to 0.90%	9.38% to 10.32%
2003	11	$12.90 to $12.98	148	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
American Funds Insurance Series® International Fund - Class 2
2006	69	$23.24 to $24.03	1,609	1.69%	0.00% to 0.90%	17.91% to 19.02%
2005	66	$19.71 to $20.19	1,300	1.80%	0.00% to 0.90%	20.40% to 21.48%
2004	35	$16.37 to $16.62	583	1.78%	0.00% to 0.90%	18.28% to 19.31%
2003	7	$13.84 to $13.93	91	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	172	$23.34	$ 4,023	3.26%	0.90%	19.14%
2005	192	$19.59	3,752	1.62%	0.90%	4.93%
2004	208	$18.67	3,891	1.45%	0.90%	10.54%
2003	202	$16.89	3,417	1.70%	0.90%	29.13%
2002	206	$13.08	2,700	4.06%	0.90%	-18.20%
Fidelity® VIP Equity-Income Portfolio - Service Class
2006	91	$13.75 to $14.70	1,324	3.12%	0.00% to 0.90%	19.05%to20.10%
2005	89	$11.55 to $12.24	1,070	1.44%	0.00% to 0.90%	4.81%to5.79%
2004	81	$11.02 to $11.57	931	1.27%	0.00% to 0.90%	10.42%to11.36%
2003	63	$9.98 to $10.39	645	1.39%	0.00% to 0.90%	28.94%to30.20%
2002	45	$7.74 to $7.98	359	2.23%	0.00% to 0.90%	-17.75%to -16.96%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	310	$28.55	8,847	1.29%	0.90%	10.74%
2005	329	$25.78	8,474	0.28%	0.90%	15.87%
2004	342	$22.25	7,608	0.33%	0.90%	14.45%
2003	355	$19.44	6,903	0.44%	0.90%	27.31%
2002	357	$15.27	5,449	0.84%	0.90%	-11.17%
Fidelity® VIP Contrafund® Portfolio - Service Class
2006	85	$14.52 to $16.72	1,383	1.10%	0.00% to 0.90%	10.59%to11.54%
2005	94	$13.13 to $14.99	1,378	0.19%	0.00% to 0.90%	15.89%to16.84%
2004	98	$11.33 to $12.83	1,229	0.29%	0.00% to 0.90%	14.21%to15.38%
2003	78	$9.92 to $11.12	852	0.32%	0.00% to 0.90%	27.18%to28.41%
2002	49	$7.80 to $8.66	415	0.46%	0.00% to 0.90%	-10.14%to -9.51%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	138	$13.69 to $17.14	2,202	4.37%	0.00% to 0.90%	3.38%to4.34%
2005	170	$13.12 to $16.58	2,643	3.74%	0.00% to 0.90%	1.28%to2.18%
2004	187	$12.84 to $16.37	2,862	4.14%	0.00% to 0.90%	3.54%to4.48%
2003	193	$12.29 to $15.81	2,840	5.43%	0.00% to 0.90%	4.22%to5.13%
2002	195	$11.69 to $15.17	2,797	2.87%	0.00% to 0.90%	9.14%to10.39%

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Investment
Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2006	6	$12.92 to $13.12	$ 82	0.00%	0.00% to 0.90%	1.94%
2005	-	$12.87	-	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2006	1	$12.36	7	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Institutional Class
2006	6	$12.36 to $12.56	77	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2006	358	$11.99 to $12.18	4,307	0.00%	0.00% to 0.90%	4.90% to 5.91%
2005	379	$11.43 to $11.50	4,334	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	14	$9.89 to $9.95	135	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	848	$10.78 to $10.94	$ 9,160	0.00%	0.00% to 0.90%	1.89% to 2.82%
2005	475	$10.58 to $10.64	5,025	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Institutional Class
2006	81	$6.48 to $11.63	697	0.00%	0.00% to 0.90%	3.85% to 4.77%
2005	93	$6.24 to $11.10	769	0.00%	0.00% to 0.90%	2.46% to 3.35%
2004	84	$6.09 to $10.74	670	0.00%	0.00% to 0.90%	14.26% to 15.36%
2003	67	$5.33 to $9.31	468	0.00%	0.00% to 0.90%	38.08% to 39.58%
2002	60	$3.86 to $6.67	294	0.00%	0.00% to 0.90%	-50.39% to -48.85%
ING Global Resources Portfolio - Institutional Class
2006	31	$26.93 to $27.84	845	0.30%	0.00% to 0.90%	20.60% to 21.73%
2005	21	$22.33 to $22.87	482	0.77%	0.00% to 0.90%	36.91% to 38.10%
2004	13	$16.31 to $16.56	210	1.56%	0.00% to 0.90%	5.70% to 6.63%
2003	3	$15.43 to $15.53	46	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
2006	22	$11.42 to $11.49	252	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
2006	207	$14.35 to $14.70	2,989	0.07%	0.00% to 0.90%	15.91% to 16.95%
2005	232	$12.38 to $12.57	2,880	-	0.00% to 0.90%	3.08% to 3.97%
2004	227	$12.01 to $12.09	2,734	(c)	0.00% to 0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

Investment
Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	71	$12.74 to $12.93	$ 915	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Institutional Class
2006	36	$15.17 to $15.40	547	-	0.00% to 0.90%	28.45% to 29.63%
2005	19	$11.81 to $11.88	222	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Institutional Class
2006	6	$12.64 to $12.94	77	-	0.00% to 0.90%	5.86% to 6.77%
2005	5	$11.94 to $12.12	65	-	0.00% to 0.90%	5.20% to 6.13%
2004	1	$11.35 to $11.42	13	(c)	0.00% to 0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING LifeStyle Aggressive Growth Portfolio - Institutional Class
2006	1	$14.38	16	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Growth Portfolio - Institutional Class
2006	35	$13.73 to $13.82	487	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Growth Portfolio - Institutional Class
2006	3	$13.09 to $13.17	$ 37	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING LifeStyle Moderate Portfolio - Institutional Class
2006	2	$12.61	27	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond Portfolio - Service Class
2006	42	$11.26 to $13.99	499	2.64%	0.00% to 0.90%	2.93% to 3.86%
2005	24	$10.94 to $13.47	286	4.21%	0.00% to 0.90%	0.74% to 1.58%
2004	28	$10.86 to $13.26	327	5.04%	0.00% to 0.90%	0.46% to 1.38%
2003	27	$10.81 to $13.08	308	1.55%	0.00% to 0.90%	1.89% to 2.83%
2002	7	$10.61 to $12.72	80	(a)	0.00% to 0.90%	(a)
ING Liquid Assets Portfolio - Institutional Class
2006	187	$10.65	1,993	4.72%	0.90%	4.00%
2005	144	$10.24	1,471	3.18%	0.90%	2.09%
2004	176	$10.03	1,763	(c)	0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Liquid Assets Portfolio - Service Class
2006	111	$10.92 to $12.48	1,317	4.25%	0.00% to 0.90%	3.80% to 4.70%
2005	107	$10.52 to $11.92	1,216	2.74%	0.00% to 0.90%	1.84% to 2.76%
2004	118	$10.33 to $11.60	1,306	0.83%	0.00% to 0.90%	0.00% to 0.96%
2003	185	$10.33 to $11.49	2,059	0.77%	0.00% to 0.90%	-0.19% to 0.70%
2002	143	$10.35 to $11.41	1,591	1.32%	0.00% to 0.90%	0.58% to 1.42%

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	2	$17.40 to $17.99	$ 33	1.55%	0.00% to 0.90%	16.86% to 17.89%
2005	4	$14.89 to $15.26	61	1.44%	0.00% to 0.90%	4.79% to 5.75%
2004	3	$14.21 to $14.43	50	-	0.00% to 0.90%	9.22% to 10.24%
2003	1	$13.01 to $13.09	13	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MarketPro Portfolio - Institutional Class
2006	3	$10.96 to $11.07	35	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketStyle Growth Portfolio - Institutional Class
2006	2	$11.37	20	(e)	0.00%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Institutional Class
2006	24	$16.10 to $16.65	387	-	0.00% to 0.90%	4.27% to 5.25%
2005	15	$15.44 to $15.82	226	-	0.00% to 0.90%	8.12% to 9.10%
2004	7	$14.28 to $14.50	103	-	0.00% to 0.90%	11.82% to 12.84%
2003	5	$12.77 to $12.85	59	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Marsico International Opportunities
Portfolio - Institutional Class
2006	240	$10.81 to $15.37	3,426	0.09%	0.00% to 0.90%	23.06%
2005	192	$12.49	2,393	(d)	0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2006	78	$14.08 to $16.68	$ 1,191	2.51%	0.00% to 0.90%	11.22% to 12.17%
2005	77	$12.66 to $14.87	1,049	2.44%	0.00% to 0.90%	2.26% to 3.19%
2004	79	$12.38 to $14.41	1,049	2.20%	0.00% to 0.90%	10.44% to 11.45%
2003	71	$11.21 to $12.93	858	0.77%	0.00% to 0.90%	15.93% to 16.91%
2002	42	$9.67 to $11.06	434	3.32%	0.00% to 0.90%	-5.93% to -5.06%
ING MFS Utilities Portfolio - Service Class
2006	151	$14.83 to $15.05	2,251	0.10%	0.00% to 0.90%	29.63% to 30.87%
2005	157	$11.44 to $11.50	1,794	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	24	$9.56 to $11.37	264	1.22%	0.00% to 0.90%	14.22% to 15.31%
2005	19	$8.37 to $9.86	184	1.01%	0.00% to 0.90%	5.15% to 6.02%
2004	15	$7.96 to $9.30	136	0.86%	0.00% to 0.90%	12.11% to 13.14%
2003	12	$7.10 to $8.22	97	-	0.00% to 0.90%	23.48% to 24.73%
2002	9	$5.75 to $6.59	56	0.53%	0.00% to 0.90%	-25.52% to -24.86%
ING Pioneer Fund Portfolio - Institutional Class
2006	2	$12.76 to $12.95	20	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	59	$12.23 to $12.42	729	0.25%	0.00% to 0.90%	11.69% to 12.70%
2005	70	$10.95 to $11.02	768	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Stock Index Portfolio - Institutional Class
2006	1,010	$13.04 to $13.35	$ 13,266	1.59%	0.00% to 0.90%	14.49% to 15.48%
2005	1,079	$11.39 to $11.56	12,349	-	0.00% to 0.90%	3.64% to 4.62%
2004	1,128	$10.99 to $11.05	12,416	(c)	0.00% to 0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation
Portfolio - Institutional Class
2006	276	$18.51 to $19.50	5,226	1.49%	0.00% to 0.90%	13.84% to 14.91%
2005	256	$16.26 to $16.97	4,242	1.48%	0.00% to 0.90%	7.11% to 8.02%
2004	207	$15.18 to $15.71	3,181	1.49%	0.00% to 0.90%	15.88% to 16.98%
2003	125	$13.10 to $13.43	1,658	0.69%	0.00% to 0.90%	24.17% to 25.28%
2002	91	$10.55 to $10.72	962	3.37%	0.00% to 0.90%	-0.38% to 0.56%
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2006	39	$17.67 to $18.27	708	1.53%	0.00% to 0.90%	18.35% to 19.41%
2005	40	$14.93 to $15.30	601	1.70%	0.00% to 0.90%	3.18% to 4.15%
2004	13	$14.47 to $14.69	193	1.67%	0.00% to 0.90%	14.12% to 15.13%
2003	4	$12.68 to $12.76	47	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2006	400	$12.62 to $12.93	5,061	-	0.00% to 0.90%	3.36% to 4.36%
2005	486	$12.21 to $12.39	5,943	0.50%	0.00% to 0.90%	14.43% to 15.47%
2004	516	$10.67 to $10.73	5,507	(c)	0.00% to 0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	6	$12.84 to $13.03	82	1.12%	0.00% to 0.90%	14.95% to 15.93%
2005	6	$11.17 to $11.24	62	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate Portfolio - Institutional Class
2006	41	$28.02 to $28.97	$ 1,160	1.44%	0.00% to 0.90%	36.68% to 37.95%
2005	44	$20.50 to $21.00	904	1.37%	0.00% to 0.90%	16.08% to 17.12%
2004	31	$17.66 to $17.93	548	2.77%	0.00% to 0.90%	36.90% to 38.14%
2003	8	$12.90 to $12.98	102	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus International Equity Portfolio - Service Class
2006	138	$12.86 to $12.98	1,780	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	203	$10.48 to $10.54	2,129	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Initial Class
2006	-	$10.48	-	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2006	1	$13.08 to $13.28	19	0.02%	0.00% to 0.90%	14.74% to 15.78%
2005	2	$11.40 to $11.47	26	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Small Cap Growth Portfolio - Initial Class
2006	13	$12.68 to $12.88	$ 162	-	0.00% to 0.90%	14.44% to 15.52%
2005	4	$11.08 to $11.15	43	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Columbia Small Cap Value II Portfolio - Initial Class
2006	61	$10.11 to $10.17	613	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2006	35	$19.00 to $19.65	674	0.01%	0.00% to 0.90%	15.78% to 16.89%
2005	32	$16.41 to $16.81	522	0.83%	0.00% to 0.90%	7.75% to 8.66%
2004	7	$15.23 to $15.47	108	-	0.00% to 0.90%	19.73% to 20.86%
2003	1	$12.72 to $12.80	18	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2006	1	$16.74 to $17.31	20	-	0.00% to 0.90%	9.27% to 10.33%
2005	1	$15.32 to $15.69	20	-	0.00% to 0.90%	10.45% to 11.43%
2004	3	$13.87 to $14.08	43	-	0.00% to 0.90%	8.78% to 9.74%
2003	3	$12.75 to $12.83	33	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
2006	1	$10.46	13	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2006	2	$10.37	$ 18	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Initial Class
2006	1	$10.13	6	(e)	0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Initial Class
2006	400	$14.05 to $14.27	5,627	0.07%	0.00% to 0.90%	16.89% to 18.03%
2005	440	$12.02 to $12.09	5,288	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Service Class
2006	2	$10.87 to $11.03	18	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Initial Class
2006	36	$11.08 to $11.45	400	1.71%	0.00% to 0.90%	3.36% to 4.19%
2005	28	$10.72 to $10.99	301	1.67%	0.00% to 0.90%	1.42% to 2.42%
2004	16	$10.57 to $10.73	171	-	0.00% to 0.90%	3.63% to 4.58%
2003	8	$10.20 to $10.26	77	(b)	0.00% to 0.90%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	953	$12.68 to $12.88	$ 12,105	-	0.00% to 0.90%	8.10% to 9.15%
2005	986	$11.73 to $11.80	11,575	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	1	$12.80 to $12.99	8	2.22%	0.00% to 0.90%	14.45%
2005	-	$11.35	1	(d)	0.00%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Initial Class
2006	39	$14.74 to $15.38	589	1.01%	0.00% to 0.90%	15.16% to 16.25%
2005	36	$12.80 to $13.23	467	0.67%	0.00% to 0.90%	2.81% to 3.68%
2004	25	$12.45 to $12.76	313	-	0.00% to 0.90%	15.81% to 16.96%
2003	14	$10.75 to $10.91	148	3.70%	0.00% to 0.90%	28.74% to 29.88%
2002	2	$8.35 to $8.40	14	(a)	0.00% to 0.90%	(a)
ING Van Kampen Equity and Income Portfolio - Initial Class
2006	589	$12.90 to $13.46	7,645	1.91%	0.00% to 0.90%	11.69% to 12.64%
2005	637	$11.55 to $11.95	7,392	0.18%	0.00% to 0.90%	7.04% to 8.05%
2004	7	$10.79 to $11.06	77	-	0.00% to 0.90%	9.88% to 10.93%
2003	3	$9.82 to $9.97	32	-	0.00% to 0.90%	26.22% to 27.33%
2002	(a)	$7.78 to $7.83	1	(a)	0.00% to 0.90%	(a)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	1	$11.58	11	4.04%	0.90%	7.42%
2005	-	$10.78	3	(d)	0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Strategic Allocation Growth Portfolio - Class I
2006	9	$12.96	$ 115	2.27%	0.00% to 0.90%	0.00% to 12.21%
2005	13	$11.55 to $11.68	145	0.18%	0.00% to 0.90%	5.29% to 5.29%
2004	-	$10.97	3	(c)	0.00% to 0.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	5	$12.28	57	2.47%	0.90%	10.13%
2005	10	$11.15	108	(d)	0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus LargeCap Portfolio - Class I
2006	24	$12.90 to $13.46	317	1.05%	0.00% to 0.90%	13.56% to 14.55%
2005	25	$11.36 to $11.75	293	1.46%	0.00% to 0.90%	4.51% to 5.38%
2004	34	$10.87 to $11.15	372	1.02%	0.00% to 0.90%	9.58% to 10.62%
2003	22	$9.92 to $10.08	216	1.79%	0.00% to 0.90%	24.94% to 26.16%
2002	1	$7.94 to $7.99	8	(a)	0.00% to 0.90%	(a)
ING VP Index Plus MidCap Portfolio - Class I
2006	50	$14.96 to $15.61	755	0.62%	0.00% to 0.90%	8.48% to 9.47%
2005	54	$13.79 to $14.26	752	0.47%	0.00% to 0.90%	10.14% to 11.15%
2004	53	$12.52 to $12.83	675	0.40%	0.00% to 0.90%	15.50% to 16.53%
2003	29	$10.84 to $11.01	320	0.45%	0.00% to 0.90%	31.23% to 32.49%
2002	15	$8.26 to $8.31	121	(a)	0.00% to 0.90%	(a)
ING VP Index Plus SmallCap Portfolio - Class I
2006	40	$16.05 to $16.75	653	0.38%	0.00% to 0.90%	12.79% to 13.87%
2005	37	$14.23 to $14.71	534	0.32%	0.00% to 0.90%	6.67% to 7.61%
2004	30	$13.34 to $13.67	406	-	0.00% to 0.90%	21.05% to 22.05%
2003	21	$11.02 to $11.20	237	-	0.00% to 0.90%	34.88% to 36.09%
2002	9	$8.17 to $8.23	74	(a)	0.00% to 0.90%	(a)

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2006	13	$11.41 to $11.53	$ 144	1.44%	0.00% to 0.90%	14.90% to 16.00%
2005	13	$9.93 to $9.94	130	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP High Yield Bond Portfolio - Class I
2006	120	$11.22 to $11.39	1,350	9.40%	0.00% to 0.90%	8.83%
2005	-	$10.31 to $10.31	4	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP MidCap Opportunities Portfolio - Class I
2006	17	$11.72 to $12.35	208	-	0.00% to 0.90%	6.84% to 7.86%
2005	19	$10.97 to $11.45	220	-	0.00% to 0.90%	9.37% to 10.31%
2004	23	$10.03 to $10.38	242	-	0.00% to 0.90%	10.46% to 11.49%
2003	15	$9.08 to $9.31	137	-	0.00% to 0.90%	35.52% to 36.71%
2002	5	$6.70 to $6.81	32	-	0.00% to 0.90%	-26.54% to -25.82%
ING VP Real Estate Portfolio - Class S
2006	21	$15.59 to $15.83	323	1.31%	0.00% to 0.90%	34.63% to 35.88%
2005	2	$11.58 to $11.65	27	(d)	0.00% to 0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class I
2006	50	$9.78 to $10.30	506	-	0.00% to 0.90%	11.52% to 12.57%
2005	47	$8.77 to $9.15	429	-	0.00% to 0.90%	8.14% to 9.06%
2004	42	$8.11 to $8.39	351	-	0.00% to 0.90%	9.15% to 10.10%
2003	46	$7.43 to $7.62	351	-	0.00% to 0.90%	37.34% to 38.80%
2002	26	$5.41 to $5.49	144	-	0.00% to 0.90%	-44.11% to -43.63%

SECURITY LIFE OF DENVER INSURANCE COMPANY SECURITY LIFE SEPARATE ACCOUNT S-L1 Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Balanced Portfolio - Class I
2006	103	$10.54 to $10.61	$ 1,091	(e)	0.00% to 0.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Intermediate Bond Portfolio - Class I
2006	36	$12.43 to $12.97	453	4.21%	0.00% to 0.90%	3.15% to 4.01%
2005	33	$12.05 to $12.47	399	4.11%	0.00% to 0.90%	2.21% to 3.14%
2004	26	$11.79 to $12.09	313	8.27%	0.00% to 0.90%	3.88% to 4.95%
2003	17	$11.35 to $11.52	195	1.96%	0.00% to 0.90%	5.39% to 6.27%
2002	29	$10.77 to $10.84	314	(a)	0.00% to 0.90%	(a)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I
2006	-	$12.81	-	0.32%	0.90%	12.66%
2005	-	$11.37	3	(d)	0.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS Security Life of Denver Insurance Company Years ended December 31, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

SECURITY LIFE OF DENVER INSURANCE COMPANY Financial Statements Statutory Basis Years ended December 31, 2006 and 2005

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder Security Life of Denver Insurance Company

We have audited the accompanying statutory basis balance sheets of Security Life of Denver Insurance Company (the “Company,” a wholly owned direct subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (“Colorado Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of Security Life of Denver Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2007

SECURITY LIFE OF DENVER INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 17,240,297	$ 16,525,988
Preferred stocks	107,043	26,188
Common stocks	132,689	79,311
Subsidiaries	96,090	91,120
Mortgage loans	2,463,432	2,972,342
Contract loans	1,263,422	1,204,181
Other invested assets	321,017	143,060
Cash and short-term investments	273,362	509,301

Total cash and invested assets	21,897,352	21,551,491

Deferred and uncollected premiums, less loading (2006-$1,729; 2005-$1,824)	(25,773)	37,826
Accrued investment income	184,726	233,489
Reinsurance balances recoverable	76,797	60,004
Indebtedness from related parties	31,097	7,149
Net deferred tax asset	57,722	60,607
Separate account assets	1,515,627	1,837,339
Other assets	24,281	26,635

Total admitted assets	$ 23,761,829	$ 23,814,540

The accompanying notes are an integral part of these financial statements.

3

SECURITY LIFE OF DENVER INSURANCE COMPANY Balance Sheets - Statutory Basis

	December 31
	2006	2005

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 11,961,260	$ 13,024,195
Deposit type contracts	7,040,385	5,615,759
Other policy and contract liabilities	16,738	6,990

Total policy and contract liabilities	19,018,383	18,646,944

Interest maintenance reserve	68,201	95,331
Accounts payable and accrued expenses	63,392	122,801
Reinsurance balances	389,221	671,059
Current federal income taxes payable (including ($20,344) and ($6,709)
on realized capital losses at December 31, 2006 and 2005, respectively)	43,972	10,094
Indebtedness to related parties	53,847	21,708
Asset valuation reserve	146,357	152,204
Borrowed money	791,398	721,409
Net transfers to separate accounts	(85,770)	(82,053)
Other liabilities	161,857	93,539
Separate account liabilities	1,515,627	1,831,642

Total liabilities	22,166,485	22,284,678

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value;
144 issued and outstanding	2,880	2,880
Surplus notes	165,032	165,032
Paid-in and contributed surplus	1,237,778	1,237,778
Unassigned surplus	189,654	124,172

Total capital and surplus	1,595,344	1,529,862

Total liabilities and capital and surplus	$ 23,761,829	$ 23,814,540

The accompanying notes are an integral part of these financial statements.

4

SECURITY LIFE OF DENVER INSURANCE COMPANY Statements of Operations – Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 658,072	$ 3,548,992
Net investment income	1,166,735	1,022,338
Amortization of interest maintenance reserve	(13,906)	(12,732)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	62,524	296,839
Other revenues	90,827	83,488

Total premiums and other revenues	1,964,252	4,938,925

Benefits paid or provided:
Death benefits	123,174	110,562
Annuity benefits	77,057	69,878
Surrender benefits and withdrawals	1,669,487	972,390
Interest on policy or contract funds	455,851	210,745
Other benefits	6,728	(5,582)
(Decrease) increase in life, annuity, and accident and health reserves	(1,063,635)	2,842,329
Net transfers to separate accounts	66,823	65,804

Total benefits paid or provided	1,335,485	4,266,126

Insurance expenses and other deductions:
Commissions	298,083	244,190
General expenses	110,599	98,030
Insurance taxes, licenses and fees	19,919	27,005
Other deductions	36,052	10,259

Total insurance expenses and other deductions	464,653	379,484

Gain from operations before policyholder dividends,
federal income taxes and net realized capital gains	164,114	293,315
Dividends to policyholders	4,060	4,997

Gain from operations before federal income taxes and
net realized capital gains	160,054	288,318

Federal income tax expense	29,952	165,325

Gain from operations before net realized capital gains	130,102	122,993
Net realized capital gains	5,341	16,435

Net income	$ 135,443	$ 139,428

The accompanying notes are an integral part of these financial statements.

5

SECURITY LIFE OF DENVER INSURANCE COMPANY Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,880	$ 2,880

Surplus notes:
Balance at beginning and end of year	165,032	165,032

Paid-in and contributed surplus:
Balance at beginning of year	1,237,778	934,778
Capital contributions	-	303,000

Balance at end of year	1,237,778	1,237,778

Unassigned surplus (deficit):
Balance at beginning of year	124,172	(32,944)
Net income	135,443	139,428
Change in net unrealized capital gains or losses	13,826	10,882
Change in nonadmitted assets	47,657	(59,741)
Change in liability for reinsurance in unauthorized companies	(773)	598
Change in asset valuation reserve	5,847	(11,932)
Change in net deferred income tax	(44,150)	43,661
Change in surplus as a result of reinsurance	33,562	106,961
Dividends to stockholder	(115,000)	-
Amortization of deferred gain on reinsurance transaction	(10,075)	(73,020)
Change in additional minimum pension liability	(855)	279

Balance at end of year	189,654	124,172

Total capital and surplus	$ 1,595,344	$ 1,529,862

The accompanying notes are an integral part of these financial statements.

6

SECURITY LIFE OF DENVER INSURANCE COMPANY Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2006	2005

	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 693,428	$ 3,306,366
Net investment income received	1,270,640	1,093,462
Commissions and expenses paid	(364,176)	(522,189)
Benefits paid	(2,296,427)	(1,462,450)
Net transfers to separate accounts	(68,654)	(68,885)
Dividends paid to policyholders	(4,106)	(5,071)
Federal income taxes received (paid)	26,110	(98,240)
Miscellaneous income	329,884	778,443

Net cash (used in) provided by operations	(413,301)	3,021,436
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	8,766,315	10,211,616
Stocks	15,577	315
Mortgage loans	682,059	730,953
Real estate	249	36,482
Other invested assets	9,366	17,813
Net loss on cash and short term investments	(10,922)	(35,258)
Miscellaneous proceeds	68,032	12,088

Total investment proceeds	9,530,676	10,974,009
Cost of investments acquired:
Bonds	9,691,158	13,699,458
Stocks	54,394	9,458
Mortgage loans	174,736	420,908
Real estate	-	868
Other invested assets	150,704	59,280
Miscellaneous applications	26,832	7,214

Total cost of investments acquired	10,097,824	14,197,186

Net increase in contract loans	(59,241)	(48,543)

Net cash used in investment activities	(626,389)	(3,271,720)
Financing and miscellaneous activities
Other cash provided (applied):
Capital and surplus paid-in	-	303,000
Borrowed money	68,208	166,948
Net deposits (withdrawals) on deposit-type contracts	1,424,625	(720,971)
Dividends paid to stockholders	(115,000)	-
Change in cash due to reinsurance	(501,696)	77,549
Other cash (applied) provided	(72,386)	91,030

Net cash provided by (used in) financing and miscellaneous activities	803,751	(82,444)

Net decrease in cash and short-term investments	(235,939)	(332,728)
Cash and short-term investments
Beginning of year	509,301	842,029

End of year	$ 273,362	$ 509,301

The accompanying notes are an integral part of these financial statements.

7

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands. The Company focuses on two markets: the advanced market and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Puerto Rico, Guam, and the U.S. Virgin Islands. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from accounting principles generally accepted in the United States (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

8

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a component of other liabilities in the accompanying Balance Sheets.

9

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and

10

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

11

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short–term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

12

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Hybrid securities are generally defined as securities including both debt and equity characteristics. During 2005 and prior, hybrid securities were reported as bonds on the balance sheet. During 2006, the NAIC held discussions regarding the appropriate reporting/classification of these securities. Although discussion on the issues will continue into 2007, the short-term reporting guidance from the NAIC recommends that hybrid securities, as defined by this same NAIC guidance, be reported as preferred stock. Therefore, all hybrid securities have been reclassified as preferred stock on the Company’s Balance Sheet as of December 31, 2006. This resulted in a reclassification of $91.9 from bonds to preferred stock on the Company’s Balance Sheet as of December 31, 2006.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to not sell the investments for a period of time sufficient to allow for recovery in fair value.

13

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

All effective derivatives are reported at amortized cost with the exception of S&P options. S&P options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 88”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company’s noninsurance subsidiary is reported at the GAAP basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted.

Mortgage loans are reported at amortized cost, less writedown for impairments.

14

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short–term investments that are both readily convertible to cash and have an original maturity date of three months or less.

15

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.5% to 11.3% .

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $8.1 billion and $3.1 billion at December 31, 2006 and 2005, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $251.8 and $203.3 at December 31, 2006 and 2005, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are

16

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight-line basis over the estimated useful life of the asset.

Participating Insurance

Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $4.1 and $5.0 was incurred in 2006 and 2005, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Contract loans	$ -	$ 136
Other invested assets	2,447	140
Deferred federal income taxes	173,265	219,303
Agents’ debit balances	1,970	5,326
Furniture and equipment	63	223
Deferred and uncollected premium	507	398
Other	11,064	11,447

Total nonadmitted assets	$ 189,316	$ 236,973

17

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2006.

Guaranteed Benefits

For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial Guideline 34 is followed. AG34 interprets the standards for applying CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a Net Assumed Return. The immediate drops and assumed returns used in the projections are provided in AG34 and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the Net Assumed Returns. This Guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this Guideline clarifies standards for reinsurance transactions revolving GMDBs with the Integrated Benefit Streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year

18

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $25.0 and $28.7 at December 31, 2006 and 2005, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Colorado Division of Insurance. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Colorado Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance. As of December 31, 2006 and 2005, the Company had no such permitted accounting practices.

19

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2006:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 134,410	$ 1,604	$ 648	$ 135,366
States, municipalities,
and political subdivisions	26,699	259	759	26,199
Foreign government (par value - $277,258)	291,278	19,883	2,795	308,366
Foreign other (par value - $2,060,782)	2,060,102	50,730	33,945	2,076,887
Public utilities securities	357,031	5,973	3,931	359,073
Corporate securities	5,510,497	97,028	62,990	5,544,535
Residential mortgage-backed securities	4,794,611	30,932	97,271	4,728,272
Commercial mortgage-backed
securities	1,680,044	14,289	13,829	1,680,504
Other asset-backed securities	2,385,745	4,287	7,149	2,382,883

Total bonds	17,240,417	224,985	223,317	17,242,085

Preferred stocks	107,043	2,358	904	108,497
Common stocks	129,873	3,141	325	132,689

Total equity securities	236,916	5,499	1,229	241,186

Total	$ 17,477,333	$ 230,484	$ 224,546	$ 17,483,271

20

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 336,927	$ 920	$ 1,402	$ 336,445
States, municipalities,
and political subdivisions	30,869	345	439	30,775
Foreign government (par value - $255,124)	268,105	17,723	2,645	283,183
Foreign other (par value - $2,396,421)	2,424,121	73,804	33,238	2,464,687
Public utilities securities	424,519	8,021	4,351	428,189
Corporate securities	6,545,828	143,340	71,513	6,617,655
Residential mortgage-backed securities	3,966,004	34,071	94,205	3,905,870
Commercial mortgage-backed
securities	1,769,151	10,736	31,834	1,748,053
Other asset-backed securities	760,828	4,011	8,736	756,103

Total bonds	16,526,352	292,971	248,363	16,570,960

Preferred stocks	26,188	221	2,404	24,005
Common stocks	76,584	2,739	12	79,311

Total equity securities	102,772	2,960	2,416	103,316

Total	$ 16,629,124	$ 295,931	$ 250,779	$ 16,674,276

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2006	2005

	(In Thousands)
Amortized cost	$ 17,240,417	$ 16,526,352
Less: adjustments for below investment grade bonds	(120)	(364)

Carrying value	$ 17,240,297	$ 16,525,988

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
		months and less	More than
	Less than 6	than 12 months	12 months
	months below cost	below cost	below cost	Total

(In Thousands)
December 31, 2006:
Fair value	$ 3,102,129	$ 680,735	$ 3,394,661	$ 7,177,525
Unrealized loss	35,870	24,436	163,011	223,317

21

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

More than 6
		months and less	More than
	Less than 6	than 12 months	12 months
	months below cost	below cost	below cost	Total

(In Thousands)
December 31, 2005:
Fair value	$ 5,878,295	$ 2,096,112	$ 1,228,921	$ 9,203,328
Unrealized loss	109,924	66,857	71,582	248,363

The amortized cost and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 540,583	$ 540,828
Due after 1 year through 5 years	2,829,576	2,838,395
Due after 5 years through 10 years	3,147,268	3,154,438
Due after 10 years	1,862,590	1,916,765

	8,380,017	8,450,426
Residential mortgage-backed securities	4,794,611	4,728,272
Commercial mortgage-backed securities	1,680,044	1,680,504
Other asset-backed securities	2,385,745	2,382,883

Total	$ 17,240,417	$ 17,242,085

At December 31, 2006 and 2005, investments in certificates of deposit and bonds with an admitted asset value of $26.2 and $24.3, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $183.4 and $239.9 at December 31, 2006 and 2005, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $4.2 billion and $4.4 billion in 2006 and 2005, respectively. Gross gains of $55.6 and $83.9 and gross losses of $71.3 and $48.6 during 2006 and 2005, respectively, were realized on those sales.

22

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Realized capital losses	$ (56,039)	$ (5,404)
Amount transferred to IMR (net of related taxes of
$(22,096) in 2006 and $(8,147) in 2005)	41,036	15,130
Federal income tax benefit	20,344	6,709

Net realized capital gains	$ 5,341	$ 16,435

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2006	2005

	(In Thousands)
Income:
Equity securities-unaffiliated	$ 9,902	$ 4,938
Bonds	949,283	875,980
Mortgage loans	191,631	220,709
Contract loans	67,920	65,118
Real estate	131	2,079
Derivative investments	24,837	(69,392)
Other	21,564	(2,682)

Total investment income	1,265,268	1,096,750
Investment expenses	(98,533)	(74,412)

Net investment income	$ 1,166,735	$ 1,022,338

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $246.2 and $319.8 at December 31, 2006 and 2005, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $248.7 and $327.2 and fair value of $244.1 and $322.0 at December 31, 2006 and 2005, respectively. The securities had a weighted average coupon rate of 5.3% with various maturity dates ending in December 2036. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2006. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

23

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2006 and 2005, the amount outstanding on these agreements was $542.5 and $387.8, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage-backed securities with a book value of $569.6 and $390.0 and fair value of $563.4 and $385.6 at December 31, 2006 and 2005, respectively. The securities have a weighted average coupon rate of 5.4% and have maturities ranging from February 2018 through July 2043.

The Company is a member of the Federal Home Loan Bank of Topeka (“FHLB”). As a member of the FHLB, the Company has issued non-putable funding agreements with the FHLB. Assets with a book value of $2.8 billion collateralize these agreements and reserves on these agreements were $2.3 billion at December 31, 2006, respectively.

The maximum and minimum lending rates for long–term mortgage loans during 2006 were 6.4% and 5.0% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 71.3% on commercial properties. As of December 31, 2006 and 2005, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2006 and 2005.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:

				Cost of
	NAIC	Number of		Securities
	Rating	Transactions	Book Value	Repurchased	Gain

			(In Thousands)

2006	3	2	$ 684	$ 704	$ 22

2005	3	14	$ 6,068	$ 7,471	$ 1,383
	4	4	3,005	3,244	238

		18	$ 9,073	$ 10,715	$ 1,621

24

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No. 86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost.

Derivatives that are designated as being in an effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P options. S&P options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

25

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated ineffective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2006 and 2005:

	Notional	Carrying	Fair
	Amount	Value	Value

		(In Thousands)
December 31, 2006
Derivative contracts:
Swaps	$ 8,643,135	$ 10,333	$ (991)
Caps owned	25,709	1,150	101
Options owned	54,000	2,729	2,729

Total derivatives	$ 8,722,844	$ 14,212	$ 1,839

December 31, 2005
Derivative contracts:
Swaps	$ 7,614,665	$ 674	$ (27,025)
Caps owned	47,696	1,457	156
Options owned	38,000	392	392

Total derivatives	$ 7,700,361	$ 2,523	$ (26,477)

26

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial -- Statements Statutory Basis

(Dollar amounts in millions, unless otherwise stated)

5.	Concentrations of Credit Risk

The Company held below investment-grade corporate bonds with an aggregate book value of $596.8 and $699.4 and an aggregate market value of $615.9 and $722.4 at December 31, 2006 and 2005, respectively. Those holdings amounted to 3.5% of the Company’s investments in bonds and 2.5% of total admitted assets at December 31, 2006. The holdings of below investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $573.6 and $366.5 with an aggregate NAIC market value of $581.1 and $361.0 at December 31, 2006 and 2005, respectively. The carrying value of these holdings amounted to 3.3% of the Company’s investment in bonds and 2.4% of the Company’s total admitted assets at December 31, 2006.

At December 31, 2006, the Company’s commercial mortgages involved a concentration of properties located in California (18.9%) and Florida (9.3%). The remaining commercial mortgages relate to properties located in 41 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $45.0.

6.	Annuity Reserves

At December 31, 2006 and 2005, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 2,917,499	28.6%
At book value less surrender charge	3,842	-
At fair value	20,072	0.2

Subtotal	2,941,413	28.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	78,386	0.8
Not subject to discretionary withdrawal	7,189,106	70.4

Total annuity reserves and deposit fund liabilities	$ 10,208,905	100.0%

27

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

	Amount	Percent

	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 3,829,868	37.7%
At book value less surrender charge	9,147	0.1
At fair value	24,399	0.2

Subtotal	3,863,414	38.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	110,819	1.1
Not subject to discretionary withdrawal	6,178,433	60.9

Total annuity reserves and deposit fund liabilities	$ 10,152,666	100.0%

Of the total net annuity reserves and deposit fund liabilities of $10,208.9 at December 31, 2006, $10,188.8 is included in the general account, and $20.1 is included in the separate account, respectively. Of the total net annuity reserves and deposit fund liabilities of $10,152.7 at December 31, 2005, $9,626.4 is included in the general account and $526.3 is included in the separate account.

7. Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $3.2 and $2.7 for 2006 and 2005, respectively.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan

28

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $2.2 and $2.1 for 2006 and 2005, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits		Other Benefits

	2006	2005	2006	2005

	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 16,317	$ 16,938	$ 4,961	$ 6,408
Service cost	-	-	384	(143)
Interest cost	871	1,003	249	300
Contribution by plan participants	-	-	334	495
Actuarial (gain) loss	1,492	(606)	(133)	(974)
Benefits paid	(1,119)	(1,018)	(792)	(1,125)

Benefit obligation at end of year	$ 17,561	$ 16,317	$ 5,003	$ 4,961

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contribution	1,119	1,018	458	630
Plan participants' contributions	-	-	334	495
Benefits paid	(1,119)	(1,018)	(792)	(1,125)

Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

29

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

	Pension Benefits		Other Benefits

	2006	2005	2006	2005

	(In Thousands)
Funded status	$ (17,561)	$ (16,317)	$ (5,003)	$ (4,961)
Unamortized prior service credit	(296)	(333)	(967)	(1,249)
Unrecognized net gain/(loss)	4,138	3,003	(2,217)	(2,232)
Remaining net obligation	9,025	9,669	-	-

Net amount recorded	$ (4,694)	$ (3,978)	$ (8,187)	$ (8,442)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$ (15,733)	$ (14,805)	$ (8,187)	$ (8,442)
Intangible assets	9,025	9,669	-	-
Unassigned surplus - minimum pension
liability	2,014	1,158	-	-

Net amount recognized	$ (4,694)	$ (3,978)	$ (8,187)	$ (8,442)

Components of net periodic benefit cost
Service cost	$ -	$ -	$ 384	$ (143)
Interest cost	871	1,003	249	300
Amortization of unrecognized transition
obligation or transition asset	645	645	-	-
Amount of recognized gains and losses	183	319	(148)	(148)
Amount of prior service cost recognized	(36)	(36)	(282)	(282)

Total net periodic benefit cost (income)	$ 1,663	$ 1,931	$ 203	$ (273)

Benefit obligation for nonvested employees	$ -	$ -	$ 286	$ 777

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2006 and 2005 were as follows:

	2006	2005

Weighted-average discount rate	5.90%	5.50%
Rate of increase in compensation level	4.00%	4.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 9.0%, decreasing gradually to 5.0% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $0.1. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2006 by $0.1.

30

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits:

Year ended
December 31, 2006	Benefits

(In Thousands)
2007	$ 1,124
2008	1,153
2009	1,195
2010	1,236
2011	1,247
Thereafter	6,607

The measurement date used for postretirement benefits is January 1, 2006.

On December 8, 2003, the Medicare Prescription Drug Impairment and Modernization Act of 2003 (the “Act”) was signed into law. The Act introduced a prescription drug benefit under Medicare, as well as a federal subsidiary to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare. The impact of the Act is not reflected in any amounts disclosed in the financial statements or accompanying notes. The 2007 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is less than $0.1. There is no effect of the subsidy on the measurement of net periodic postretirement benefit cost for the current period.

The Company expects to pay $1.6 in contributions for all plans during 2007.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders. All separate account business is non-guaranteed in 2006.

31

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of the separate accounts business follows:

Non-Guaranteed
Separate
Accounts

(In thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ 178,923

Reserves for separate accounts with assets at:
Fair value	$ 1,429,857
Amortized cost	-

Total reserves	$ 1,429,857

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	580,118
At market value	20,072
At book value without market value adjustment
and with current surrender charge less than 5%	829,667

Subtotal	1,429,857
Not subject to discretionary withdrawal	-

Total separate account aggregate reserves	$ 1,429,857

32

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

		(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$ 100,000	$ 208,205	$ 308,205

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,247,371	$ 1,247,371
Amortized cost	501,862	-	501,862

Total reserves	$ 501,862	$ 1,247,371	$ 1,749,233

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ -	$ -	$ -
At book value without market value adjustment
and with current surrender charge of 5% or more	-	539,232	539,232
At market value	-	24,381	24,381
At book value without market value adjustment
and with current surrender charge less than 5%	-	683,758	683,758

Subtotal	-	1,247,371	1,247,371
Not subject to discretionary withdrawal	501,862	-	501,862

Total separate account aggregate reserves	$ 501,862	$ 1,247,371	$ 1,749,233

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2006	2005

	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 178,927	$ 208,214
Transfers from separate accounts	(112,104)	(142,410)

Transfers as reported in the Statement of Operations	$ 66,823	$ 65,804

33

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2006 and 2005 were as follows:

		Guaranteed Minimum
		Death Benefit (GMDB)

		(In Thousands)
	December 31, 2006
	Separate Account Liability	$ 20,787
	Gross amount of reserve	224
	Reinsurance reserve credit	-

	December 31, 2005
	Separate Account Liability	25,340
	Gross amount of reserve	266
	Reinsurance reserve credit	-

9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $1.3 billion and $3.9 billion for 2006 and 2005, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2006	2005

	(In Thousands)
Premiums	$ 1,689,546 $	$ 1,589,747
Benefits paid or provided	1,200,908	1,153,598
Policy and contract liabilities at year end	7,159,539	6,107,509

During 2006 and 2005, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as “financial reinsurance,” represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

34

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

During 2005, the Company has also entered into a coinsurance agreement with its affiliate, ING USA Annuity and Life Insurance Company (“ING USA”). Under the terms of the agreement, the Company assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts. The account balances ceded by ING USA to the Company under the terms of the coinsurance agreement were $2.5 billion.

On October 17, 2004, the Company and Security Life of Denver International (“SLDI”) signed an Asset Purchase Agreement with Scottish Re Group Limited and Scottish Re (U.S.), Inc. (collectively, “Scottish Re”); additionally, Scottish Re Life (Bermuda) Limited (“Scottish Bermuda”), a wholly owned subsidiary of Scottish Re formed under the laws of Bermuda, also signed the Asset Purchase Agreement upon its formation. Pursuant to the Asset Purchase Agreement and reinsurance agreements entered into in connection therewith, the Company and SLDI reinsured its individual life reinsurance business (and sold certain systems and operating assets used in the individual life reinsurance business) to Scottish Re and Scottish Bermuda on a 100% coinsurance basis.

The transaction closed on December 31, 2004. The Company and SLDI paid a ceding commission and transferred assets backing reserves and miscellaneous other liabilities on the individual life reinsurance to Scottish Re and Scottish Bermuda. The ceding commission (net of taxes), along with other reserve assets, will be held in trust for the benefit of the Company and SLDI to secure Scottish Re’s and Scottish Bermuda’s obligations as reinsurer on the acquired business.

ING America Insurance Holdings, Inc. (“ING AIH”) will remain obligated to maintain collateral for certain reserve requirements of the business transferred from SLDI for the duration of such reserve requirements or until underlying reinsurance contracts are novated to Scottish Re or until Scottish Re puts into place its own collateral for such reserve requirements. The ceding commission will be released from the trust based upon a predetermined schedule or upon the earlier release of ING AIH’s collateral obligations.

For the year ended December 31, 2006, the financial impact to the Company was an increase to capital and surplus of $9.3 million and an increase to statutory net income of $9.3 million.

For the year ended December 31, 2005, the financial impact to the Company was a reduction of capital and surplus of $3.6 million and a reduction of statutory net income of $3.6 million.

The Company currently has a significant concentration of reinsurance with Scottish Re arising from the coinsurance agreement. The Company is the first priority beneficiary of assets in trust to secure Scottish Re’s obligation as reinsurer.

35

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The net amount of the reduction in surplus at December 31, 2006, if all reinsurance agreements were cancelled, is $632.0.

10. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2006	2005

	(In Thousands)
Federal tax expense on operations	$ 29,952	$ 165,325
Federal tax (benefit) expense on capital gains (losses)	(20,344)	(6,709)

Total current tax expense	$ 9,608	$ 158,616

36

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2006	2005

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 104,485	$ 146,366
Insurance reserves	76,973	106,088
Investments	40,162	45,916
Compensation and employee benefits	24,929	23,932
Nonadmitted assets	5,465	6,540
Litigation accruals	-	935
Depreciable assets	-	3,982
Other	7,703	4,016

Total deferred tax assets	259,717	337,775
Deferred tax assets nonadmitted	(173,265)	(219,303)

Admitted deferred tax assets	86,452	118,472

Deferred tax liabilities resulting from book/tax differences in:
Insurance reserves	6,500	37,470
Investments	5,068	1,974
Due and deferred premiums	6,794	7,425
Unrealized gain on investments	7,279	2,505
Other	3,089	8,491

Total deferred tax liabilities	28,730	57,865

Net admitted deferred tax asset	$ 57,722	$ 60,607

The change in net deferred income taxes is comprised of the following:

	December 31
	2006	2005	Change

		(In Thousands)
Total deferred tax assets	$ 259,717	$ 337,775	$ (78,058)
Total deferred tax liabilities	28,730	57,865	29,135

Net deferred tax asset	$ 230,987	$ 279,910	(48,923)

Remove current year change in unrealized gains/loss			4,773

Change in net deferred income tax			(44,150)
Remove other items in surplus:
Current year change in non-admitted assets			1,374
Current year change in unauthorized reinsurer			(1,402)
Additional minimum pension liability			(300)

Change in deferred taxes for rate reconciliation			$ (44,478)

37

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

Year Ended
December 31, 2006

(In Thousands)
Ordinary income	$ 160,054
Capital gains	(15,004)

Total pre-tax book gain	$ 145,050

Provision computed at statutory rate	$ 50,768
Interest maintenance reserve	(9,496)
Dividend received deduction	(1,249)
Reinsurance	10,077
Other	3,986

Total	$ 54,086

Federal income tax expense	$ 9,608
Change in net deferred income taxes	44,478

Total statutory income tax benefit	$ 54,086

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $6.3 and $122.7 from 2006 and 2005, respectively.

Under the inter-company tax sharing agreement, the Company has a payable to ING AIH of $44.0 and $10.1 for federal income taxes as of December 31, 2006 and 2005, respectively.

Under prior law, the Company was allowed to defer from taxation a portion of income. Deferred income of $60.5 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $115.0, which eliminated the $60.5 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

38

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

11. Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2006, Midwestern United Life Insurance Company (“Midwestern”). The Company also has four wholly owned noninsurance subsidiaries: First Secured Mortgage Deposit Corporation, ING America Equities, Inc. (“IAE”), Draft Funding LLC, and Whisperingwind III, LLC (“Captive”). Whisperingwind III, LLC was nonadmitted at December 31, 2006 in accordance with SSAP No. 88.

IAE is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. IAE does not hold customer funds or securities.

The Company created the Captive with an initial capital contribution of $0.3 on November 17, 2006. An additional capital contribution was paid into Whisperingwind III, LLC of $2.2 on December 14, 2006. The Captive has applied to the South Carolina Department of Insurance for its license to become a special purpose financial captive reinsurance company. The application is pending as of December 31, 2006. Consequently, the Captive has not commenced writing insurance business. Upon approval of the applications and the issuance of the licenses, the Company anticipates entering into reinsurance transactions with the Captive.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2006	2005

	(In Thousands)
Common stock (cost-$40,746 in 2006 and 2005)	$ 96,090 $	91,120

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	2006	2005

	(In Thousands)
Revenues	$ 74,038	$ 47,768
Income before net realized gains on investments	5,325	8,424
Net income	5,015	5,979
Admitted assets	253,473	257,127
Liabilities	157,383	166,007

39

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

12. Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1.5. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Colorado Division of Insurance is limited to the greater of the net gain from operations or 10% of surplus at December 31 of the preceding year.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

The Company has two surplus notes to a related party for $65.0 and $100.0, which represent the cumulative cash draws on two $100.0 commitments issued by ING AIH through December 31, 2006, less principal payments. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 (“Repayment Period”). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. Any payment of principal and/or interest made is subject to approval of the Colorado Commissioner of Insurance.

The repayment of these notes are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. There were no principal or interest payments in 2006 or 2005.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest

40

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
		2006			2005

	Carrying		Fair	Carrying		Fair
	Amount		Value	Amount		Value

			(In Thousands)
Assets:
Bonds	$ 17,240,297	$ 17,242,085		$ 16,525,988	$ 16,570,960
Preferred stocks	107,043		108,497	26,188		24,005
Unaffiliated common stocks	132,689		132,689	79,311		79,311
Mortgage loans	2,463,432		2,487,599	2,972,342		3,041,219
Contract loans	1,263,422		1,263,422	1,204,181		1,204,181
Derivative securities	14,212		1,839	2,523		(26,477)
Cash, cash equivalents and
short-term investments	273,362		273,362	509,301		509,301
Separate account assets	1,515,627		1,515,627	1,837,339		1,837,339
Receivable for securities	22,776		22,776	2,097		2,097
Liabilities:
Separate account liabilities	1,515,627		1,515,627	1,831,642		1,831,642
Payable for securities	67,039		67,039	1,140		1,140

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 4.1% and 12.6% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2006 and 2005 is $17.6 billion and $16.8 billion, respectively.

41

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps and forwards) are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted no deposits on existing synthetic guaranteed investment contracts in 2006 and 2005, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these December 31, 2006 contracts. Such assets had a book value of $367.3 and $381.2 at December 31, 2006 and 2005, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 100% of the synthetic guaranteed investment contract book values are on a non-participating basis and have a credited interest rate reset mechanism, which passes such interest rate risk to plan participants.

Other investment-type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities,

42

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position.

Guarantee Agreement

The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250.0 obligation of SLDI. The Company’s Board of Directors approved this transaction on April 25, 2002. The other two affiliated life insurers were ReliaStar Life Insurance Company and Security-Connecticut (subsequently merged into ReliaStar Life Insurance Company on October 1, 2003). The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $147.3 and $291.0 at December 31, 2006 and 2005, respectively. The Company is also committed to provide additional capital contributions of $269.9 and $156.3 at December 31, 2006 and 2005, respectively, in partnerships reported in other invested assets not on the balance sheets.

43

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire July 2010. During the years ended December 31, 2006 and 2005, rent expense totaled $2.4 and $1.3, respectively. At December 31, 2006, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2007	$ 217
2008	134
2009	99
2010	45
2011	6
Thereafter	10

Certain rental commitments have renewal options extending through the year 2012 subject to adjustments in the future periods.

The Company is not involved in any material sale–leaseback transactions.

Legal Proceedings

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

44

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences,

45

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York, (“BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2006 and 2005, respectively. Additionally, there were no amounts payable to BONY at December 31, 2006 or 2005.

The Company maintains a line of credit agreement with Svenska Handelsbanken (“Svenska”). Under this agreement, the Company can borrow up $100.0 from Svenska. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100.0. Under this agreement, the Company incurred minimal and no interest expense for the years ended December 31, 2006 and 2005, respectively. There were no amounts payable to Svenska at December 31, 2006 or 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75.0. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75.0. Under this agreement, the Company incurred minimal and no interest expense for the years ended December 31, 2006 and 2005, respectively. There were no amounts payable to PNC Bank at December 31, 2006 or 2005.

The Company borrowed $5.9 billion and repaid $5.9 billion in 2006 and borrowed $6.0 billion and repaid $6.0 billion in 2005. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $1.7 and $1.3, during 2006 and 2005, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

46

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

16. Related Party Transactions

Affiliates: Management and service contracts and all cost sharing arrangements with other affiliated ING United States life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, along with related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly owned subsidiary of its parent.

Investment Management: The Company has entered into an asset management agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $58.9 and $57.3 for the years ended December 31, 2006 and 2005, respectively.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $96.8 and $79.8 for the years ended December 31, 2006 and 2005, respectively.

Surplus notes: On December 8, 1999, the Company (as successor in interest to the merger of First Columbine Life Insurance Company into the Company) agreed to lend an affiliate ING USA $35.0 through the issuance of a surplus note by ING USA. The note matures on December 7, 2029.

Reciprocal Loan Agreement: The Company has entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires July 1, 2015, the Company and ING AIH can borrow up to 3% of the Company’s admitted assets as of December 31 of the preceding year from one another. Interest on any of the Company’s borrowings is charged at the rate of ING AIH cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $1.5 and $1.3 and earned interest income of $6.1 and $4.0 for the years ended December 31, 2006 and 2005, respectively. The Company had a $20.0 and $13.0 payable to ING AIH and $21.8 and $13.0 receivable from ING AIH at December 31, 2006 and 2005, respectively. The receivable is recorded in cash and short-term investments on the accompanying balance sheets. The payable is recorded in borrowed money.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue

47

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Global Medium Term Note Program: In December 2002, the Company established a Global Medium Term Note program secured by funding agreements issued by the Company. The notes, which are offered by ING Security Life Institutional Funding, a special purpose statutory trust, are offered only to U.S. qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933 (the “Securities Act”) or to foreign buyers pursuant to Regulation S of the Securities Act. The program has issued notes with an aggregate outstanding principal balance of $2.3 billion as of December 31, 2006.

Capital Transactions: During the year ended December 31, 2006, the Company received no capital contributions.

Dividends: During the year ended December 31, 2006, the Company paid dividends in the aggregate amount of $115.0 to ING AIH. The Company received no dividends from its insurance company subsidiary, Midwestern.

Coinsurance Agreement: In an effort to diversify the products between affiliated entities, effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, ING USA. Under the terms of the agreement, the Company assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts.

The account balances ceded by ING USA to the Company under the terms of the coinsurance agreement were $2.5 billion. The assets backing the reserves for the liabilities assumed by the Company, as well as a ceding commission, were transferred by ING USA to the Company. Total assets transferred at fair value were $2.7 billion. As additional consideration for the Company assuming the liabilities under the agreement,

48

SECURITY LIFE OF DENVER INSURANCE COMPANY Notes to Financial Statements Statutory Basis (Dollar amounts in millions, unless otherwise stated)

USA that are attributable to the contract liabilities assumed under the coinsurance agreement.

The ceding commission paid by ING USA was $246.4. ING USA also transferred to the Company the IMR related to these liabilities of $53.2. The Company realized a gain of $107.0, net of taxes, which was deferred and will be amortized into income as earnings emerge from the reinsurance business. As of December 31, 2006, $51.6, net of taxes, of the deferred gain has been amortized into income.

Interest rate swaps: On December 28, 2005, the Company entered into two interest rate swaps with ING USA to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays a fixed rate of 4.8% and 4.9% and receives the quarterly quoted 3-month Libor rate for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2006. The fair values are $0.9 and $1.8 for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2006.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $5.4 and $7.4 as of December 31, 2006 and 2005, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $2.8 and $4.2 as of December 31, 2006 and 2005, respectively, for future credits to premium taxes for assessments already paid.

49

333-119437	April 2007

Part C
OTHER INFORMATION

Item 26		Exhibits

(a)	(1)	Resolution of the Board of Directors of Southland Life Insurance Company establishing Southland
Separate Account L1. (Incorporated by reference to the Registration Statement on Form S-6 for
Southland Separate Account L1 (File No. 33-97852) filed on October 6, 1995.)

(b)	Not Applicable.

(c)	(1)	Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective
Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance
Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)
	(2)	First Amendment to Security Life of Denver Insurance Company Distribution Agreement.
(Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on April 9, 2002; File No. 33-74190.)
	(3)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May
10, 1999; File No. 333-72753.)
	(4)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
January 30, 2001; File No. 333-50278.)
	(5)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April
19, 2001; File No. 33-74190.)
	(6)	Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated
herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April
9, 2002; File No. 33-74190.)
	(7)	Specimen Wholesaling Agreement. (Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)
	(8)	Specimen IIG Master Sales and Supervisory Agreement. (Incorporated by reference to Post-Effective
Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File
No. 33-97852) filed on May 1, 2000.)
	(9)	Specimen Broker-Dealer Supervisory and Selling Agreement for Variable Contracts. (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland
Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(d)	(1)	Specimen Flexible Premium Adjustable Combination Fixed and Variable Life Insurance Policy.
(Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form
S-6 for Southland Separate Account L1 (File No. 33-97852) filed on July 30, 1996.)
	(2)	Specimen Form of Montana Flexible Premium Adjustable Combination Fixed and Variable Life
Insurance Policy. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration
Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 30,
1997.)
	(3)	Specimen Form of Texas Flexible Premium Adjustable Combination Fixed and Variable Life
Insurance Policy. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration
Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 30,
1997.)
	(4)	Adjustable Term Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)

	(5)	Accidental Death Benefit Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)
	(6)	Additional Insured Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)
	(7)	Children's Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)
	(8)	Exchange of Insured Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)
	(9)	Guaranteed Insurability Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
May 10, 1996.)
	(10)	Waiver of the Cost of Insurance Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852)
filed on May 10, 1996.)
	(11)	Waiver of Specified Premium Rider. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 10, 1996.)
	(12)	Guaranteed Minimum Death Benefit Rider. (Incorporated by reference to Post-Effective Amendment
No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-
97852) filed on October 25, 1996.)
	(13)	Fail Safe Endorsement. (Incorporated by reference to Post-Effective Amendment No. 5 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on
April 29, 1999.)
	(14)	Continuation of Coverage After Age 100 Endorsement. (Incorporated by reference to Post-Effective
Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File
No. 33-97852) filed on May 1, 2000.)

(e)	(1)	Southland Life Variable Universal Life Insurance Application. (Incorporated by reference to Post-
Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 33-97852) filed on July 30, 1996.)
	(2)	Application Insert Investment Feature Selection Form (Form No. 21-419 rev. 5/1/03). (Incorporated by
reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 for
Southland Separate Account L1 (File No. 33-97852) filed on April 16, 2003.)
	(3)	Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945).
(Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form
N-6 for Security Life Separate Account L1 (File No. 33-74190) filed on April 9, 2002.)

(f)	(1)	Security Life of Denver's Restated Articles of Incorporation. (Incorporated herein by reference to Post-
Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-
74190.)
	(2)	Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to
Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-
74190.)
	(3)	Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security
Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002;
File No. 33-74190.)
	(4)	Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No.
7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

	(5)	Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September
30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6
Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.

(h)	(1)	(a)	Participation agreement between Fred Alger Management Inc. and the Company. (Incorporated by
reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for
Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)
		(b)	Service Agreement between Southland Life Insurance Company and Fred Alger Management, Inc.
(Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on
Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)
	(2)	(a)	Participation Agreement among Golden American Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, American Funds Insurance Series and
Capital Research and Management Company. (Incorporated herein by reference to the Post-
Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No.
333-50278.)
		(b)	Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American
Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by
reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File
No. 333-105319, as filed on July 17, 2003.)
		(c)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
	(3)	(a)	Participation agreement between Fidelity Variable Insurance Products Fund and the Company.
(Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)
		(b)	Amendment dated October 5, 2000, to the participation/distribution agreement between Fidelity
Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for
Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)
		(c)	Amendment dated November 1, 2000, to the participation/distribution agreement between Fidelity
Variable Insurance Products Fund and Southland Life Insurance Company. (Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for
Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)
		(d)	Amendment dated April 23, 2001, to the participation agreement between Fidelity Variable
Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 33-97852) filed on April 22, 2002.)
		(e)	Amendment dated April 5, 2002, to the participation agreement between Fidelity Variable
Insurance Products Fund and Southland Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 33-97852) filed on April 22, 2002.)
		(f)	Participation agreement between Fidelity Variable Insurance Products Fund II and the Company.
(Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)

	(g)	Amendment dated October 5, 2000, to the participation agreement between Fidelity Variable
Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 333-46294) filed on December 19, 2000.)
	(h)	Amendment dated November 1, 2000, to the participation agreement between Fidelity Variable
Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 333-46294) filed on December 19, 2000.)
	(i)	Amendment dated April 5, 2001, to the participation agreement between Fidelity Variable
Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 33-97852) filed on April 22, 2002.)
	(j)	Amendment dated April 23, 2001, to the participation agreement between Fidelity Variable
Insurance Products Fund II and Southland Life Insurance Company. (Incorporated by reference to
Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 33-97852) filed on April 22, 2002.)
	(k)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(4)	(a)	Participation Agreement among Southland Life Insurance Company, ING VP Bond Portfolio and
ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the
Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)
(5)	(a)	Participation agreement among The GCG Trust, Directed Services, Inc. and Southland Life
Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294) filed on December 19, 2000.)
	(b)	Amendment dated December 29, 2000, to the participation agreement among The GCG Trust,
Directed Services, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 333-49880) filed on January 25, 2001.)
	(c)	Administrative and shareholder service agreement between Directed Services, Inc. and Southland
Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on October 13, 2000.)
(6)	(a)	Participation Agreement among Southland Life Insurance Company, ING Variable Portfolios, Inc.
and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-49880)
filed on February 7, 2003.)
(7)	(a)	Participation Agreement among Southland Life Insurance Company, ING Partners, Inc., ING Life
Insurance and Annuity Company, and ING Financial Advisers, LLC. (Incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Southland
Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)
	(b)	Amendment dated May 1, 2002, to Participation Agreement among ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Southland Life Insurance
Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form
N-6 Registration Statement of Southland Life Insurance Company and its Southland Separate
Account L1, filed on April 24, 2003; File No. 333-49880.)
	(c)	Amendment dated November 1, 2004, to Participation Agreement among ING Partners, Inc., ING
Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 16 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)

	(d)	Amendment dated April 29, 2005, to Participation Agreement among ING Partners, Inc., ING Life
Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver
Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its
Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
	(e)	Amendment dated August 31, 2005, to Participation Agreement among ING Partners, Inc., ING
Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
	(f)	Form of Amendment dated April 28, 2006, to Participation Agreement among ING Partners, Inc.,
ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 12, 2006; File No. 333-50278.)
	(g)	Service Agreement with Investment Advisor between ING Life Insurance and Annuity Company and Southland Life Insurance Company in connection with the sale of shares of ING Partners, Inc.
(Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on
Form N-6 for Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)
(8)	(a)	Participation Agreement among Southland Life Insurance Company, Pilgrim Variable Products
Trust and ING Pilgrim Securities, LLC. (Incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement on Form N-6 for Southland Separate Account L1 (File No. 333-
49880) filed on February 7, 2003.)
	(b)	Amendment dated August 30, 2002, to the participation agreement among ING Variable Products
Trust, ING Funds Distributor, Inc. and Southland Life Insurance Company. (Incorporated by
reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for
Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)
	(c)	Administrative and Shareholder Service Agreement among ING Pilgrim Group, LLC and
Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No.
9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-
97852) filed on April 22, 2002.)
	(d)	Amendment dated August 30, 2002, to the Administrative and Shareholder Service Agreement
among ING Fund Services, LLC and Southland Life Insurance Company. (Incorporated by
reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for
Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)
(9)	(a)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as
filed on April 9, 2007.)
(10)	(a)	Participation agreement between INVESCO Variable Investment Funds, Inc. and the Company.
(Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on
Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on April 22, 2002.)
	(b)	Amendment dated October 4, 2000, to the participation agreement between INVESCO Variable
Investment Funds, Inc. and Southland Life Insurance Company. (Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate
Account L1 (File No. 333-46294) filed on December 19, 2000.)
	(c)	Amendment dated December 26, 2000, to the participation agreement between INVESCO
Variable Investment Funds, Inc. and Southland Life Insurance Company. (Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for
Southland Separate Account L1 (File No. 333-49880) filed on January 25, 2001.)
	(d)	Administrative services agreement between INVESCO Funds Group, Inc. and Southland Life
Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 6 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on May 1, 2000.)

(11)	(a)	Participation agreement between Janus Aspen Series and Southland Life Insurance Company.
(Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed on September 29, 1995.)
	(b)	Participation agreement between Janus Aspen Series (Service Shares) and Southland Life
Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294)
filed on December 19, 2000.)
	(c)	Letter of Agreement dated May 1, 2001, between Security Life of Denver and Janus Capital
Corporation. (Service Shares). (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852)
filed on April 22, 2002.)
	(d)	Letter of Agreement dated July 1, 2001, between Security Life of Denver and Janus Capital
Corporation. (Institutional Shares). (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852)
filed on April 22, 2002.)
	(e)	Administrative services agreement between Security Life of Denver Insurance Company and
Southland Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No.
6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-
97852) filed on May 1, 2000.)
	(f)	Distribution and shareholder services agreement between Janus Distributors, Inc. and Southland
Life Insurance Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to the
Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 333-46294)
filed on December 19, 2000.)
(12)	(a)	Assignment and Modification Agreement between Neuberger & Berman Advisers Management
Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers
Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company.
(Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate Account
L1, filed on March 2, 1998; File No. 33-74190.)
	(b)	Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company,
Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman
Management Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the
Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security
Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)
	(c)	Service Agreement between Neuberger & Berman Management Incorporated and Security Life of
Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment
No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and
its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)
	(d)	Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger &
Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on
April 27, 1998; File No. 33-74190.)
	(e)	Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-
47527, as filed on April 9, 2007.)
(13)	(a)	Participation Agreement among Southland Life Insurance Company, Pioneer Variable Contracts
Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by
reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for
Southland Separate Account L1 (File No. 333-49880) filed on February 7, 2003.)

(14) (a)	Participation Agreement among Security Life of Denver Insurance Company and Southland Life
Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated
herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver
Insurance Company and its Security Life Separate Account L1, filed November 15, 2001; File No.
333-73464.)
(b)	Amendment to Participation Agreement among Security Life of Denver Insurance Company and
Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P.
(Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on
Form N-6 for Security Life Separate Account L1 (File No. 333-50278) filed on February 7, 2003.)

(i)	Administration Services Agreement between Security Life of Denver Insurance Company and Southland Life
Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration
Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed on February 20, 2003.)

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald W. Britton, 5780 Powers Ferry Road, NW,	President
Atlanta, GA 30327
Thomas J. McInerney, 151 Farmington Avenue,	Director and Chairman
Hartford, CT 06156
David A. Wheat, 5780 Powers Ferry Road, NW,	Director, Executive Vice President and Chief Financial
Atlanta, GA 30327	Officer
Robert W. Crispin, 230 Park Ave 13th Floor, New	Director
York, NY 10169
Kathleen A. Murphy, 151 Farmington Avenue,	Director
Hartford, CT 06156
Catherine H. Smith, 151 Farmington Avenue, Hartford,	Director and Senior Vice President
CT 06156
Boyd G. Combs, 5780 Powers Ferry Road, NW,	Senior Vice President, Tax
Atlanta, GA 30327
James R. Gelder, 20 Washington Avenue South,	Senior Vice President
Minneapolis, MN 55401
David S. Pendergrass, 5780 Powers Ferry Road, NW,	Senior Vice President and Treasurer
Atlanta, GA 30327
Steven T. Pierson, 5780 Powers Ferry Road, NW,	Senior Vice President and Chief Accounting Officer
Atlanta, GA 30327
Stephen J. Preston, 1475 Dunwoody Drive, West	Senior Vice President
Chester, PA 19380
Harry N. Stout, 1475 Dunwoody Drive, West Chester,	Senior Vice President

PA 19380
Carol S. Stern, 601 13th Street NW, Suite 550 N,	Vice President and Chief Compliance Officer
Washington DC 20005
Kimberly M. Curley, 1290 Broadway, Denver, CO	Vice President and Illustration Actuary
80203
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Vice President, Compliance
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Deborah C. Hancock, 1290 Broadway, Denver, CO	Vice President
80203
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND	Vice President
58703
Laurie M. Tillinghast, 151 Farmington Avenue,	Vice President
Hartford, CT 06156
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401

Item 28 Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement on
Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life
Insurance Company of New York (File No. 333-47527), as filed with the Securities and Exchange Commission on
April 9, 2007.

Item 29 Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation, or at least not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Colorado, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters

(a)		Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life
Insurance Company.

(b)	Management of ING America Equities, Inc.

	Name and Principal Business Address	Positions and Offices with Underwriter

	Nathan E. Eshelman, 1290 Broadway, Denver, CO	Director, President and Chief Executive Officer
80203
	Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND	Director, Vice President and Chief Operating Officer
58703
	Daniel P. Mulheran, Sr., 20 Washington Avenue South,	Director
Minneapolis, MN 55401
	Anita F. Woods, 5780 Powers Ferry Road, NW,	Chief Financial Officer
Atlanta, GA 30327
	Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
	Dawn M. Peck, 5780 Powers Ferry Road, NW, Atlanta,	Vice President, Assistant Treasurer and Assistant
	GA 30327	Secretary
	David S. Pendergrass, 5780 Powers Ferry Road, NW,	Vice President and Treasurer
Atlanta, GA 30327
	Pamela S. Anson, 2001 21st Avenue NW, Minot, ND	Vice President
58703
	Deborah C. Hancock, 1290 Broadway, Denver, CO	Assistant Vice President
80203
	Glenn A. Black, 5780 Powers Ferry Road, NW,	Tax Officer
Atlanta, GA 30327
	Terry L. Owens, 5780 Powers Ferry Road, NW,	Tax Officer
Atlanta, GA 30327

James H. Taylor, 5780 Powers Ferry Road, NW,	Tax Officer
Atlanta, GA 30327
Joy M. Benner, 20 Washington Avenue South,	Secretary
Minneapolis, MN 55401
Diana R. Cavender, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
M. Christine Foster, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Edwina P. J. Steffer, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega, 20 Washington Avenue South,	Assistant Secretary
Minneapolis, MN 55401

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
2006 Net	Compensation on
Underwriting	Events Occasioning
Name of Principal	Discounts and	the Deduction of a	Brokerage
Underwriter	Commissions	Deferred Sales Load	Commissions	Other Compensation*

ING America
Equities, Inc.	$30,168,287
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway, Denver,
CO 80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW,
Atlanta, GA 30327.

Item 32	Management Services
None.

Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Security Life Separate Account S-L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 13th day of April, 2007.

SECURITY LIFE SEPARATE ACCOUNT S-L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	/s/ Donald W. Britton*

Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	President

Donald W. Britton	(principal executive officer)

/s/ Robert W. Crispin*	Director

Robert W. Crispin

/s/ Thomas J. McInerney*	Director and Chairman

Thomas J. McInerney		April
13, 2007
/s/ Kathleen A. Murphy*	Director

Kathleen A. Murphy

/s/ Catherine H. Smith*	Director and Senior Vice President

Catherine H. Smith

/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial Officer

David A. Wheat	(principal financial officer)

/s/ Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

Steven T. Pierson	(principal accounting officer)

By: /s/ J. Neil McMurdie

J. Neil McMurdie
* Attorney-in-Fact

SECURITY LIFE SEPARATE ACCOUNT L1
EXHIBIT INDEX
Exhibit No.	Exhibit
26(k)	Opinion and Consent of Counsel
26(n)	Consent of Independent Registered Public Accounting Firm
26(r)	Powers of Attorney